UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 96.7%
		Asset-Backed Securities — 1.5%
		AmeriCredit Automobile Receivables Trust,
826		Series 2005-BM, Class A4, VAR, 0.494%, 05/06/12	791
964		Series 2006-BG, Class A3, 5.210%, 10/06/11	961
5,105		Series 2006-BG, Class A4, 5.210%, 09/06/13	4,714
791		Series 2007-CM, Class A3B, VAR, 0.444%, 05/07/12	778
550		Series 2008-AF, Class A4, 6.960%, 10/14/14	502
1,147		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.679%, 04/25/36 (i)	704
1,929		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	1,934
		Citibank Credit Card Issuance Trust,
3,380		Series 2002-C2, Class C2, 6.950%, 02/18/14	3,219
800		Series 2007-A3, Class A3, 6.150%, 06/15/39	778
865		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.689%, 12/25/33	558
700		CNH Equipment Trust, Series 2008-B, Class A4A, 5.600%, 11/17/14	700
811		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.909%, 10/25/34 (i)	248
607		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	401
1,015		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,035
300		First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.409%, 12/25/36	173
		Ford Credit Auto Owner Trust,
2,620		Series 2006-B, Class A4, 5.250%, 09/15/11	2,694
1,400		Series 2007-B, Class A3A, 5.150%, 11/15/11	1,437
567		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	329
630		Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.790%, 01/15/13	634
6,580		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	6,613
400		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 0.509%, 03/25/36	205
		Long Beach Mortgage Loan Trust,
650		Series 2006-8, Class 2A2, VAR, 0.399%, 09/25/36	288
1,336		Series 2006-WL2, Class 2A3, VAR, 0.509%, 01/25/36	898
137		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 0.349%, 08/25/36	129
		MBNA Credit Card Master Note Trust,
1,874		Series 2002-C1, Class C1, 6.800%, 07/15/14	1,763
866		Series 2003-C1, Class C1, VAR, 2.044%, 06/15/12	834
1,552		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	1,555
1,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	595
300		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	103
754		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	547

		Total Asset-Backed Securities (Cost $39,712)	36,120

		Collateralized Mortgage Obligations — 51.7%
		Agency CMO — 39.2%
2,611		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	2,798
524		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	526
		Federal Home Loan Mortgage Corp. REMICS,
67		Series 11, Class D, 9.500%, 07/15/19	73
26		Series 22, Class C, 9.500%, 04/15/20	28
38		Series 23, Class F, 9.600%, 04/15/20	42
1		Series 41, Class I, HB, 84.000%, 05/15/20	1
4		Series 47, Class F, 10.000%, 06/15/20	4
15		Series 99, Class Z, 9.500%, 01/15/21	16
–	(h)	Series 204, Class E, HB, IF, 1,813.884%, 05/15/23	1
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
14		Series 1065, Class J, 9.000%, 04/15/21	15
5		Series 1079, Class S, HB, IF, 32.725%, 05/15/21	7
21		Series 1084, Class F, VAR, 1.325%, 05/15/21	21
15		Series 1084, Class S, HB, IF, 43.537%, 05/15/21	20
37		Series 1116, Class I, 5.500%, 08/15/21	39
26		Series 1144, Class KB, 8.500%, 09/15/21	28
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	3
1		Series 1196, Class B, HB, IF, 1,153.506%, 01/15/22	19
128		Series 1212, Class IZ, 8.000%, 02/15/22	131
40		Series 1250, Class J, 7.000%, 05/15/22	43
56		Series 1343, Class LA, 8.000%, 08/15/22	63
71		Series 1343, Class LB, 7.500%, 08/15/22	77
118		Series 1370, Class JA, VAR, 1.525%, 09/15/22	119
123		Series 1455, Class WB, IF, 4.487%, 12/15/22	114
564		Series 1466, Class PZ, 7.500%, 02/15/23	604
10		Series 1470, Class F, VAR, 2.627%, 02/15/23	10
684		Series 1498, Class I, VAR, 1.525%, 04/15/23	684
830		Series 1502, Class PX, 7.000%, 04/15/23	871
113		Series 1505, Class Q, 7.000%, 05/15/23	122
272		Series 1518, Class G, IF, 8.702%, 05/15/23	284
91		Series 1541, Class M, HB, IF, 21.086%, 07/15/23	122
249		Series 1541, Class O, VAR, 2.400%, 07/15/23	248
69		Series 1558, Class D, 6.500%, 07/15/23	70
24		Series 1570, Class F, VAR, 3.127%, 08/15/23	24
868		Series 1573, Class PZ, 7.000%, 09/15/23	935
562		Series 1591, Class PV, 6.250%, 10/15/23	604
54		Series 1595, Class D, 7.000%, 10/15/13	56
174		Series 1596, Class D, 6.500%, 10/15/13	179
27		Series 1602, Class SA, HB, IF, 21.531%, 10/15/23	34
34		Series 1607, Class SA, IF, 18.894%, 10/15/13	40
2,403		Series 1608, Class L, 6.500%, 09/15/23	2,591
801		Series 1609, Class LG, IF, 16.521%, 11/15/23	928
127		Series 1611, Class JA, VAR, 1.625%, 08/15/23	127
121		Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	129
856		Series 1638, Class H, 6.500%, 12/15/23	931
1,052		Series 1642, Class PJ, 6.000%, 11/15/23	1,124
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	15
17		Series 1685, Class Z, 6.000%, 11/15/23	17
18		Series 1686, Class SH, IF, 18.394%, 02/15/24	21
377		Series 1695, Class EB, 7.000%, 03/15/24	411
72		Series 1699, Class FC, VAR, 0.975%, 03/15/24	71
315		Series 1700, Class GA, PO, 02/15/24	285
1,018		Series 1706, Class K, 7.000%, 03/15/24	1,100
32		Series 1709, Class FA, VAR, 2.020%, 03/15/24	32
74		Series 1745, Class D, 7.500%, 08/15/24	80
2,341		Series 1760, Class ZD, VAR, 2.370%, 02/15/24	2,313
854		Series 1798, Class F, 5.000%, 05/15/23	884
13		Series 1807, Class G, 9.000%, 10/15/20	14
247		Series 1829, Class ZB, 6.500%, 03/15/26	266
36		Series 1844, Class E, 6.500%, 10/15/13	38
254		Series 1863, Class Z, 6.500%, 07/15/26	270
39		Series 1865, Class D, PO, 02/15/24	26
153		Series 1890, Class H, 7.500%, 09/15/26	165
455		Series 1899, Class ZE, 8.000%, 09/15/26	499
25		Series 1935, Class FL, VAR, 1.075%, 02/15/27	25
334		Series 1963, Class Z, 7.500%, 01/15/27	343
54		Series 1970, Class PG, 7.250%, 07/15/27	59
507		Series 1981, Class Z, 6.000%, 05/15/27	541
225		Series 1987, Class PE, 7.500%, 09/15/27	225
500		Series 2019, Class Z, 6.500%, 12/15/27	540
204		Series 2025, Class PE, 6.300%, 01/15/13	206
180		Series 2033, Class SN, HB, IF, 24.125%, 03/15/24	69
485		Series 2038, Class PN, IO, 7.000%, 03/15/28	46
874		Series 2040, Class PE, 7.500%, 03/15/28	894
190		Series 2043, Class CJ, 6.500%, 04/15/28	202
663		Series 2054, Class PV, 7.500%, 05/15/28	717
329		Series 2055, Class OE, 6.500%, 05/15/13	345
1,523		Series 2075, Class PH, 6.500%, 08/15/28	1,629
1,712		Series 2075, Class PM, 6.250%, 08/15/28	1,828
886		Series 2086, Class GB, 6.000%, 09/15/28	946
613		Series 2089, Class PJ, IO, 7.000%, 10/15/28	94
2,734		Series 2095, Class PE, 6.000%, 11/15/28	2,918
782		Series 2102, Class TC, 6.000%, 12/15/13	828
521		Series 2102, Class TU, 6.000%, 12/15/13	553
2,040		Series 2115, Class PE, 6.000%, 01/15/14	2,154
886		Series 2125, Class JZ, 6.000%, 02/15/29	945
164		Series 2132, Class SB, HB, IF, 28.738%, 03/15/29	217
122		Series 2134, Class PI, IO, 6.500%, 03/15/19	14
56		Series 2135, Class UK, IO, 6.500%, 03/15/14	5
811		Series 2136, Class PG, 6.000%, 03/15/29	865
81		Series 2141, Class IO, IO, 7.000%, 04/15/29	10
174		Series 2163, Class PC, IO, 7.500%, 06/15/29	26
1,507		Series 2169, Class TB, 7.000%, 06/15/29	1,629
942		Series 2172, Class QC, 7.000%, 07/15/29	1,024
1,104		Series 2176, Class OJ, 7.000%, 08/15/29	1,173
81		Series 2189, Class SA, IF, 17.671%, 02/15/28	85
500		Series 2201, Class C, 8.000%, 11/15/29	541
392		Series 2209, Class TC, 8.000%, 01/15/30	418
608		Series 2210, Class Z, 8.000%, 01/15/30	657
171		Series 2224, Class CB, 8.000%, 03/15/30	179
442		Series 2230, Class Z, 8.000%, 04/15/30	474
359		Series 2234, Class PZ, 7.500%, 05/15/30	389
276		Series 2247, Class Z, 7.500%, 08/15/30	309
404		Series 2256, Class MC, 7.250%, 09/15/30	433
853		Series 2259, Class ZM, 7.000%, 10/15/30	914
28		Series 2261, Class ZY, 7.500%, 10/15/30	29
108		Series 2262, Class Z, 7.500%, 10/15/30	115
869		Series 2271, Class PC, 7.250%, 12/15/30	893
1,555		Series 2283, Class K, 6.500%, 12/15/23	1,693
521		Series 2296, Class PD, 7.000%, 03/15/31	554
158		Series 2306, Class K, PO, 05/15/24	136
372		Series 2306, Class SE, IF, IO, 7.730%, 05/15/24	38
523		Series 2313, Class LA, 6.500%, 05/15/31	562
31		Series 2323, Class VO, 6.000%, 10/15/22	31
1,094		Series 2325, Class PM, 7.000%, 06/15/31	1,201
2,527		Series 2344, Class QG, 6.000%, 08/15/16	2,691
6,240		Series 2344, Class ZD, 6.500%, 08/15/31	6,727
526		Series 2344, Class ZJ, 6.500%, 08/15/31	568
534		Series 2345, Class NE, 6.500%, 08/15/31	573
681		Series 2345, Class PQ, 6.500%, 08/15/16	730
714		Series 2351, Class PZ, 6.500%, 08/15/31	769
5,964		Series 2353, Class AZ, 6.000%, 09/15/31	6,380
926		Series 2353, Class TD, 6.000%, 09/15/16	991
743		Series 2355, Class BP, 6.000%, 09/15/16	793
434		Series 2359, Class PM, 6.000%, 09/15/16	462
1,510		Series 2359, Class ZB, 8.500%, 06/15/31	1,672
1,409		Series 2360, Class PG, 6.000%, 09/15/16	1,492
335		Series 2363, Class PF, 6.000%, 09/15/16	356
638		Series 2366, Class MD, 6.000%, 10/15/16	676
1,006		Series 2367, Class ME, 6.500%, 10/15/31	1,079
2,434		Series 2391, Class QR, 5.500%, 12/15/16	2,581
517		Series 2391, Class VQ, 6.000%, 10/15/12	536
59		Series 2392, Class PV, 6.000%, 12/15/20	59
854		Series 2394, Class MC, 6.000%, 12/15/16	914
1,643		Series 2396, Class FM, VAR, 0.794%, 12/15/31	1,611
1,280		Series 2399, Class OH, 6.500%, 01/15/32	1,380
2,016		Series 2399, Class TH, 6.500%, 01/15/32	2,173
1,852		Series 2410, Class NG, 6.500%, 02/15/32	1,996
529		Series 2410, Class OE, 6.375%, 02/15/32	569
1,450		Series 2410, Class QS, IF, 18.605%, 02/15/32	1,533
472		Series 2410, Class QX, IF, IO, 8.306%, 02/15/32	53
1,366		Series 2412, Class SP, IF, 15.411%, 02/15/32	1,514
2,593		Series 2420, Class XK, 6.500%, 02/15/32	2,796
1,159		Series 2423, Class MC, 7.000%, 03/15/32	1,258
1,106		Series 2423, Class MT, 7.000%, 03/15/32	1,201
807		Series 2425, Class OB, 6.000%, 03/15/17	863
2,430		Series 2430, Class WF, 6.500%, 03/15/32	2,627
1,627		Series 2434, Class TC, 7.000%, 04/15/32	1,768
565		Series 2435, Class CJ, 6.500%, 04/15/32	604
1,984		Series 2435, Class VH, 6.000%, 07/15/19	2,095
1,393		Series 2436, Class MC, 7.000%, 04/15/32	1,514
990		Series 2444, Class ES, IF, IO, 7.606%, 03/15/32	108
626		Series 2450, Class GZ, 7.000%, 05/15/32	670
792		Series 2450, Class SW, IF, IO, 7.656%, 03/15/32	86
66		Series 2454, Class BG, 6.500%, 08/15/31	66
3,941		Series 2455, Class GK, 6.500%, 05/15/32	4,258
618		Series 2458, Class QE, 5.500%, 06/15/17	655
2,850		Series 2460, Class VZ, 6.000%, 11/15/29	2,936
1,491		Series 2462, Class JG, 6.500%, 06/15/32	1,611
4,563		Series 2464, Class SI, IO, IF, 7.656%, 02/15/32	467
1,719		Series 2466, Class PG, 6.500%, 04/15/32	1,820
942		Series 2466, Class PH, 6.500%, 06/15/32	1,006
1,597		Series 2474, Class NR, 6.500%, 07/15/32	1,721
326		Series 2480, Class PV, 6.000%, 07/15/11	341
2,011		Series 2484, Class LZ, 6.500%, 07/15/32	2,182
175		Series 2498, Class UD, 5.500%, 06/15/16	176
2,260		Series 2500, Class MC, 6.000%, 09/15/32	2,409
291		Series 2503, Class BH, 5.500%, 09/15/17	309
1,463		Series 2508, Class AQ, 5.500%, 10/15/17	1,552
1,130		Series 2512, Class PG, 5.500%, 10/15/22	1,183
646		Series 2513, Class TG, 6.000%, 02/15/32	668
979		Series 2513, Class YO, PO, 02/15/32	924
2,722		Series 2515, Class DE, 4.000%, 03/15/32	2,795
1,056		Series 2518, Class PX, 5.500%, 09/15/13	1,120
239		Series 2519, Class BT, 8.500%, 09/15/31	248
174		Series 2521, Class PU, 5.500%, 05/15/10	177
1,435		Series 2527, Class VU, 5.500%, 10/15/13	1,461
1,470		Series 2535, Class BK, 5.500%, 12/15/22	1,561
2,260		Series 2537, Class TE, 5.500%, 12/15/17	2,405
471		Series 2541, Class GX, 5.500%, 02/15/17	478
2,024		Series 2543, Class YX, 6.000%, 12/15/32	2,140
2,449		Series 2544, Class HC, 6.000%, 12/15/32	2,604
2,532		Series 2552, Class ME, 6.000%, 01/15/33	2,688
7,178		Series 2563, Class PK, IO, 5.500%, 03/15/31	291
946		Series 2565, Class MB, 6.000%, 05/15/30	976
1,481		Series 2567, Class QD, 6.000%, 02/15/33	1,568
369		Series 2571, Class SK, HB, IF, 33.015%, 09/15/23	544
3,767		Series 2575, Class ME, 6.000%, 02/15/33	3,989
1,404		Series 2586, Class WI, IO, 6.500%, 03/15/33	179
2,000		Series 2587, Class WX, 5.000%, 03/15/18	2,113
3,091		Series 2591, Class WI, IO, 5.500%, 02/15/30	129
1,043		Series 2594, Class VA, 6.000%, 03/15/14	1,061
1,717		Series 2594, Class VP, 6.000%, 02/15/14	1,741
3,540		Series 2594, Class VQ, 6.000%, 08/15/20	3,723
1,380		Series 2596, Class QG, 6.000%, 03/15/33	1,443
3,302		Series 2597, Class DS, IF, IO, 7.206%, 02/15/33	205
4,480		Series 2599, Class DS, IF, IO, 6.656%, 02/15/33	243
5,904		Series 2610, Class DS, IF, IO, 6.756%, 03/15/33	439
5,849		Series 2611, Class SH, IF, IO, 7.306%, 10/15/21	449
1,130		Series 2611, Class UH, 4.500%, 05/15/18	1,172
4,601		Series 2617, Class AK, 4.500%, 05/15/18	4,717
1,697		Series 2617, Class GR, 4.500%, 05/15/18	1,763
243		Series 2619, Class HR, 3.500%, 11/15/31	246
896		Series 2619, Class IM, IO, 5.000%, 10/15/21	60
475		Series 2624, Class IU, IO, 5.000%, 06/15/33	24
6,795		Series 2626, Class NS, IF, IO, 6.206%, 06/15/23	573
856		Series 2628, Class WA, 4.000%, 07/15/28	880
2,260		Series 2631, Class LC, 4.500%, 06/15/18	2,347
1,591		Series 2636, Class Z, 4.500%, 06/15/18	1,657
1,819		Series 2637, Class SA, IF, IO, 5.756%, 06/15/18	140
169		Series 2638, Class DS, IF, 8.256%, 07/15/23	151
1,943		Series 2638, Class SA, IF, IO, 6.756%, 11/15/16	119
829		Series 2640, Class UG, IO, 5.000%, 01/15/32	123
4,647		Series 2640, Class UP, IO, 5.000%, 01/15/32	430
499		Series 2640, Class UR, IO, 4.500%, 08/15/17	21
392		Series 2643, Class HI, IO, 4.500%, 12/15/16	16
9,783		Series 2645, Class BI, IO, 4.500%, 02/15/18	661
1,530		Series 2650, Class PO, PO, 12/15/32	1,338
5,307		Series 2650, Class SO, PO, 12/15/32	4,548
2,650		Series 2651, Class VZ, 4.500%, 07/15/18	2,758
1,193		Series 2656, Class SH, HB, IF, 20.567%, 02/15/25	1,279
517		Series 2663, Class EO, PO, 08/15/33	413
3,121		Series 2668, Class SB, IF, 6.894%, 10/15/15	3,169
1,884		Series 2672, Class ME, 5.000%, 11/15/22	1,990
595		Series 2672, Class SJ, IF, 6.849%, 09/15/16	593
5,760		Series 2675, Class CK, 4.000%, 09/15/18	5,792
2,430		Series 2682, Class YS, IF, 8.373%, 10/15/33	2,009
174		Series 2683, Class VA, 5.500%, 02/15/21	180
16,500		Series 2684, Class PO, PO, 01/15/33	13,550
3,014		Series 2684, Class TO, PO, 10/15/33	2,310
906		Series 2686, Class GB, 5.000%, 05/15/20	935
2,430		Series 2686, Class NS, IF, IO, 7.256%, 10/15/21	192
423		Series 2686, Class SO, IF, 13.511%, 07/15/26	429
1,538		Series 2691, Class ME, 4.500%, 04/15/32	1,578
1,807		Series 2691, Class WS, IF, 8.483%, 10/15/33	1,449
838		Series 2692, Class SC, IF, 12.598%, 07/15/33	788
1,892		Series 2695, Class DE, 4.000%, 01/15/17	1,963
1,199		Series 2695, Class DG, 4.000%, 10/15/18	1,197
583		Series 2696, Class CO, PO, 10/15/18	519
405		Series 2696, Class SM, IF, 13.511%, 12/15/26	419
372		Series 2700, Class S, IF, 8.483%, 11/15/33	304
1,205		Series 2702, Class PC, 5.000%, 01/15/23	1,274
1,214		Series 2705, Class SC, IF, 8.483%, 11/15/33	991
2,293		Series 2705, Class SD, IF, 8.557%, 11/15/33	2,027
1,712		Series 2715, Class OG, 5.000%, 01/15/23	1,799
3,014		Series 2716, Class UN, 4.500%, 12/15/23	3,035
1,637		Series 2720, Class PC, 5.000%, 12/15/23	1,727
7,722		Series 2727, Class BS, IF, 8.558%, 01/15/34	6,370
269		Series 2727, Class PO, PO, 01/15/34	204
26		Series 2733, Class GF, VAR, 0.000%, 09/15/33	26
844		Series 2739, Class S, IF, 11.311%, 01/15/34	768
1,020		Series 2744, Class FE, VAR, 0.000%, 02/15/34	852
1,705		Series 2744, Class PE, 5.500%, 02/15/34	1,832
3,332		Series 2744, Class TU, 5.500%, 05/15/32	3,456
2,396		Series 2751, Class BA, 4.000%, 10/15/18	2,482
789		Series 2753, Class S, IF, 11.311%, 02/15/34	709
3,120		Series 2755, Class PA, PO, 02/15/29	2,796
2,128		Series 2755, Class SA, IF, 13.511%, 05/15/30	2,195
1,500		Series 2762, Class LO, PO, 03/15/34	1,182
1,000		Series 2764, Class TE, 5.000%, 10/15/32	1,055
817		Series 2766, Class SX, IF, 15.246%, 03/15/34	771
705		Series 2769, Class PO, PO, 03/15/34	542
455		Series 2771, Class FG, VAR, 03/15/34	346
2,015		Series 2776, Class SK, IF, 8.558%, 04/15/34	1,660
1,506		Series 2777, Class OM, PO, 12/15/32	1,173
300		Series 2777, Class SX, IF, 11.604%, 04/15/34	279
646		Series 2778, Class BS, IF, 14.889%, 04/15/34	631
6,231		Series 2778, Class US, IF, IO, 6.856%, 06/15/33	451
846		Series 2780, Class JG, 4.500%, 04/15/19	877
1,284		Series 2783, Class AT, 4.000%, 04/15/19	1,231
1,812		Series 2809, Class UB, 4.000%, 09/15/17	1,873
5,515		Series 2809, Class UC, 4.000%, 06/15/19	5,459
241		Series 2827, Class SQ, IF, 7.500%, 01/15/19	240
2,417		Series 2827, Class XO, PO, 01/15/23	2,191
398		Series 2835, Class QO, PO, 12/15/32	340
382		Series 2838, Class FQ, VAR, 0.794%, 08/15/34	372
2,185		Series 2840, Class JO, PO, 06/15/23	1,988
799		Series 2841, Class YA, 5.500%, 07/15/27	808
553		Series 2846, Class PO, PO, 08/15/34	523
265		Series 2849, Class PO, PO, 08/15/34	259
2,363		Series 2850, Class SN, IO, IF, 6.806%, 09/15/18	172
1,206		Series 2870, Class KC, 4.250%, 05/15/18	1,244
3,000		Series 2872, Class JE, 4.500%, 02/15/18	3,130
995		Series 2890, Class DO, PO, 11/15/34	818
1,828		Series 2925, Class MW, VAR, 01/15/35	1,557
3,006		Series 2934, Class EC, PO, 02/15/20	2,761
575		Series 2934, Class EN, PO, 02/15/18	546
2,505		Series 2934, Class HI, IO, 5.000%, 02/15/20	240
2,450		Series 2934, Class KI, IO, 5.000%, 02/15/20	227
325		Series 2949, Class GU, IF, 44.901%, 03/15/35	333
162		Series 2958, Class KB, 5.500%, 04/15/35	162
856		Series 2958, Class QD, 4.500%, 04/15/20	880
3,425		Series 2965, Class GD, 4.500%, 04/15/20	3,469
8,562		Series 2971, Class GB, 5.000%, 11/15/16	8,929
856		Series 2971, Class GC, 5.000%, 07/15/18	907
942		Series 2975, Class KO, PO, 05/15/35	825
1,030		Series 2989, Class PO, PO, 06/15/23	940
4,281		Series 3004, Class EK, 5.500%, 07/15/35	4,478
489		Series 3007, Class AI, IO, 5.500%, 07/15/24	39
412		Series 3014, Class OD, PO, 08/15/35	333
505		Series 3022, Class OH, PO, 08/15/35	479
524		Series 3044, Class VO, PO, 10/15/35	445
5,614		Series 3047, Class OB, 5.500%, 12/15/33	5,963
944		Series 3047, Class OD, 5.500%, 10/15/35	960
3,095		Series 3064, Class MC, 5.500%, 11/15/35	3,197
2,141		Series 3064, Class OB, 5.500%, 07/15/29	2,224
986		Series 3068, Class AO, PO, 01/15/35	918
628		Series 3068, Class MO, PO, 01/15/23	568
2,508		Series 3068, Class QB, 4.500%, 06/15/20	2,620
2,141		Series 3074, Class BH, 5.000%, 11/15/35	2,168
3,682		Series 3100, Class MA, VAR, 6.583%, 12/15/35	3,409
736		Series 3102, Class HS, HB, IF, 23.304%, 01/15/36	932
3,425		Series 3117, Class EO, PO, 02/15/36	2,793
2,264		Series 3117, Class OK, PO, 02/15/36	2,052
2,125		Series 3118, Class DM, 5.000%, 02/15/24	2,113
110		Series 3122, Class ZB, 6.000%, 03/15/36	109
756		Series 3134, Class PO, PO, 03/15/36	592
3,836		Series 3138, Class PO, PO, 04/15/36	3,163
320		Series 3149, Class SO, PO, 05/15/36	283
2,713		Series 3150, Class PO, PO, 05/15/36	2,206
2,055		Series 3151, Class UC, 5.500%, 08/15/35	2,180
1,544		Series 3152, Class MO, PO, 03/15/36	1,265
1,439		Series 3158, Class LX, VAR, 0.000%, 05/15/36	1,350
370		Series 3164, Class CF, VAR, 04/15/33	357
383		Series 3171, Class MO, PO, 06/15/36	345
4,491		Series 3179, Class OA, PO, 07/15/36	3,816
212		Series 3189, Class SN, IF, 17.848%, 11/15/35	213
3,804		Series 3194, Class SA, IF, IO, 6.756%, 07/15/36	281
2,191		Series 3211, Class SO, PO, 09/15/36	1,990
1,433		Series 3218, Class AO, PO, 09/15/36	1,308
4,609		Series 3232, Class ST, IF, IO, 6.356%, 10/15/36	403
1,495		Series 3233, Class OP, PO, 05/15/36	1,237
1,487		Series 3256, Class PO, PO, 12/15/36	1,322
4,726		Series 3260, Class CS, IF, IO, 5.796%, 01/15/37	371
1,637		Series 3261, Class OA, PO, 01/15/37	1,445
2,221		Series 3274, Class JO, PO, 02/15/37	2,010
1,354		Series 3275, Class FL, VAR, 0.784%, 02/15/37	1,330
5,641		Series 3290, Class SB, IF, IO, 6.106%, 03/15/37	421
772		Series 3318, Class AO, PO, 05/15/37	660
2,638		Series 3331, Class PO, PO, 06/15/37	2,154
2,200		Series 3334, Class MC, 5.000%, 04/15/33	2,300
3,982		Series 3387, Class SA, IF, IO, 6.076%, 11/15/37	361
5,311		Series 3404, Class SC, IF, IO, 5.656%, 01/15/38	288
4,849		Series 3424, Class PI, IF, IO, 6.456%, 04/15/38	473
20,203		Series 3430, Class AI, IO, 1.417%, 09/15/12	310
4,629		Series 3481, Class SJ, IF, IO, 5.506%, 08/15/38	355
11,380		Series 3505, Class SA, IF, IO, 5.656%, 01/15/39	690
12,975		Series 3511, Class SA, IF, IO, 5.656%, 02/15/39	761
		Federal Home Loan Mortgage Corp. STRIPS,
6		Series 134, Class B, IO, 9.000%, 04/01/22	1
6,830		Series 233, Class 11, IO, 5.000%, 09/15/35	776
9,882		Series 233, Class 13, IO, 5.000%, 09/15/35	1,018
1,993		Series 243, Class 16, IO, 4.500%, 11/15/20	161
4,328		Series 243, Class 17, IO, 4.500%, 12/15/20	353
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
862		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	937
537		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	582
2,757		Series T-54, 2A, PO Class Shares, 6.500%, 02/25/43	2,882
934		Series T-54, Class 3A, 7.000%, 02/25/43	1,010
411		Series T-58, Class A, PO, 09/25/43	284
938		Series T-59, Class 1AP, PO, 10/25/43	695
		Federal National Mortgage Association REMICS,
17		Series 1988-7, Class Z, 9.250%, 04/25/18	18
39		Series 1989-70, Class G, 8.000%, 10/25/19	43
14		Series 1989-78, Class H, 9.400%, 11/25/19	16
24		Series 1989-83, Class H, 8.500%, 11/25/19	27
27		Series 1989-89, Class H, 9.000%, 11/25/19	29
22		Series 1990-1, Class D, 8.800%, 01/25/20	25
4		Series 1990-60, Class K, 5.500%, 06/25/20	4
8		Series 1990-63, Class H, 9.500%, 06/25/20	9
8		Series 1990-93, Class G, 5.500%, 08/25/20	8
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
36		Series 1990-102, Class J, 6.500%, 08/25/20	39
57		Series 1990-120, Class H, 9.000%, 10/25/20	64
5		Series 1990-134, Class SC, HB, IF, 21.084%, 11/25/20	7
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
24		Series 1991-24, Class Z, 5.000%, 03/25/21	25
13		Series 1992-38, Class Z, 7.500%, 02/25/22	13
5		Series 1992-101, Class J, 7.500%, 06/25/22	5
131		Series 1992-136, Class PK, 6.000%, 08/25/22	140
94		Series 1992-143, Class MA, 5.500%, 09/25/22	100
254		Series 1992-163, Class M, 7.750%, 09/25/22	283
457		Series 1992-188, Class PZ, 7.500%, 10/25/22	495
186		Series 1993-21, Class KA, 7.700%, 03/25/23	207
271		Series 1993-25, Class J, 7.500%, 03/25/23	300
72		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	95
112		Series 1993-62, Class SA, IF, 16.737%, 04/25/23	140
59		Series 1993-165, Class SD, IF, 11.404%, 09/25/23	65
127		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	151
214		Series 1993-167, Class GA, 7.000%, 09/25/23	223
86		Series 1993-179, Class SB, HB, IF, 22.632%, 10/25/23	112
57		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	66
321		Series 1993-199, Class FA, VAR, 0.894%, 10/25/23	320
163		Series 1993-205, Class H, PO, 09/25/23	144
276		Series 1993-220, Class SG, IF, 15.312%, 11/25/13	309
229		Series 1993-225, Class UB, 6.500%, 12/25/23	239
67		Series 1993-230, Class FA, VAR, 0.944%, 12/25/23	67
253		Series 1993-247, Class FE, VAR, 1.344%, 12/25/23	253
117		Series 1993-247, Class SU, IF, 11.323%, 12/25/23	134
431		Series 1993-250, Class Z, 7.000%, 12/25/23	462
1,426		Series 1993-257, Class C, PO, 06/25/23	1,270
993		Series 1994-37, Class L, 6.500%, 03/25/24	1,065
4,865		Series 1994-40, Class Z, 6.500%, 03/25/24	5,256
9		Series 1994-55, Class G, 6.750%, 12/25/23	9
161		Series 1995-2, Class Z, 8.500%, 01/25/25	178
269		Series 1995-19, Class Z, 6.500%, 11/25/23	291
1,033		Series 1996-14, Class SE, IF, IO, 7.790%, 08/25/23	107
34		Series 1996-27, Class FC, VAR, 0.844%, 03/25/17	34
89		Series 1996-59, Class J, 6.500%, 08/25/22	96
941		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	31
61		Series 1997-27, Class J, 7.500%, 04/18/27	66
101		Series 1997-29, Class J, 7.500%, 04/20/27	112
699		Series 1997-39, Class PD, 7.500%, 05/20/27	763
362		Series 1997-42, Class EN, 7.250%, 07/18/27	385
105		Series 1997-42, Class ZC, 6.500%, 07/18/27	114
–	(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	–	(h)
1,470		Series 1997-61, Class ZC, 7.000%, 02/25/23	1,581
290		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	36
53		Series 1998-4, Class C, PO, 04/25/23	48
1,139		Series 1998-36, Class ZB, 6.000%, 07/18/28	1,176
340		Series 1998-43, Class SA, IF, IO, 16.513%, 04/25/23	85
535		Series 1998-66, Class SB, IF, IO, 7.841%, 12/25/28	66
285		Series 1999-17, Class C, 6.350%, 04/25/29	306
1,462		Series 1999-18, Class Z, 5.500%, 04/18/29	1,554
629		Series 1999-38, Class SK, IF, IO, 7.741%, 08/25/23	66
160		Series 1999-52, Class NS, HB, IF, 22.516%, 10/25/23	214
400		Series 1999-62, Class PB, 7.500%, 12/18/29	442
1,248		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,381
569		Series 2000-20, Class SA, IF, IO, 8.791%, 07/25/30	67
97		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	15
575		Series 2001-4, Class PC, 7.000%, 03/25/21	630
399		Series 2001-5, Class OW, 6.000%, 03/25/16	422
388		Series 2001-7, Class PF, 7.000%, 03/25/31	421
1,894		Series 2001-7, Class PR, 6.000%, 03/25/16	2,020
2,142		Series 2001-10, Class PR, 6.000%, 04/25/16	2,272
1,015		Series 2001-30, Class PM, 7.000%, 07/25/31	1,093
896		Series 2001-31, Class VD, 6.000%, 05/25/31	927
1,806		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	233
996		Series 2001-36, Class DE, 7.000%, 08/25/31	1,082
2,165		Series 2001-44, Class MY, 7.000%, 09/25/31	2,354
386		Series 2001-44, Class PD, 7.000%, 09/25/31	420
452		Series 2001-44, Class PU, 7.000%, 09/25/31	491
3,766		Series 2001-48, Class Z, 6.500%, 09/25/21	4,093
412		Series 2001-49, Class Z, 6.500%, 09/25/31	443
314		Series 2001-52, Class KB, 6.500%, 10/25/31	338
110		Series 2001-52, Class XM, 6.500%, 11/25/10	113
1,130		Series 2001-52, Class XN, 6.500%, 11/25/15	1,215
3,414		Series 2001-61, Class Z, 7.000%, 11/25/31	3,708
543		Series 2001-71, Class MB, 6.000%, 12/25/16	581
1,183		Series 2001-71, Class QE, 6.000%, 12/25/16	1,265
290		Series 2001-72, Class SX, IF, 16.747%, 12/25/31	323
1,570		Series 2001-74, Class MB, 6.000%, 12/25/16	1,686
1,167		Series 2001-80, Class PE, 6.000%, 07/25/29	1,213
373		Series 2002-1, Class HC, 6.500%, 02/25/22	404
362		Series 2002-1, Class SA, HB, IF, 24.184%, 02/25/32	479
253		Series 2002-1, Class UD, HB, IF, 23.297%, 12/25/23	324
1,468		Series 2002-2, Class UC, 6.000%, 02/25/17	1,561
4,018		Series 2002-3, Class OG, 6.000%, 02/25/17	4,296
867		Series 2002-7, Class OG, 6.000%, 03/25/17	927
2,870		Series 2002-7, Class TG, 6.000%, 03/25/17	3,068
865		Series 2002-10, Class SB, IF, 18.459%, 03/25/17	1,022
1,121		Series 2002-11, Class QG, 5.500%, 03/25/17	1,190
3,215		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	103
56		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	62
6,534		Series 2002-18, Class PC, 5.500%, 04/25/17	6,873
944		Series 2002-19, Class PE, 6.000%, 04/25/17	1,009
165		Series 2002-21, Class LO, PO, 04/25/32	151
1,373		Series 2002-21, Class PE, 6.500%, 04/25/32	1,478
1,295		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,395
669		Series 2002-25, Class SG, IF, 18.579%, 05/25/17	793
3,213		Series 2002-28, Class PK, 6.500%, 05/25/32	3,460
954		Series 2002-37, Class Z, 6.500%, 06/25/32	1,028
803		Series 2002-42, Class C, 6.000%, 07/25/17	867
3,767		Series 2002-48, Class GH, 6.500%, 11/25/32	4,060
808		Series 2002-55, Class QE, 5.500%, 09/25/17	854
9,410		Series 2002-56, Class UC, 5.500%, 09/25/17	9,971
85		Series 2002-61, Class PE, 5.500%, 05/25/16	85
1,228		Series 2002-62, Class ZE, 5.500%, 11/25/17	1,282
943		Series 2002-63, Class KC, 5.000%, 10/25/17	989
198		Series 2002-73, Class S, IF, 15.478%, 11/25/09	207
2,377		Series 2002-74, Class LD, 5.000%, 01/25/16	2,401
2,016		Series 2002-74, Class PD, 5.000%, 11/25/15	2,028
1,366		Series 2002-74, Class VB, 6.000%, 11/25/31	1,380
1,288		Series 2002-77, Class S, IF, 13.917%, 12/25/32	1,364
2,023		Series 2002-83, Class CS, 6.881%, 08/25/23	2,197
278		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	19
188		Series 2002-93, Class PD, 3.500%, 02/25/29	188
3,107		Series 2002-94, Class BK, 5.500%, 01/25/18	3,311
2,000		Series 2003-3, Class HJ, 5.000%, 02/25/18	2,115
379		Series 2003-8, Class SB, IF, IO, 7.341%, 03/25/16	11
2,524		Series 2003-22, Class UD, 4.000%, 04/25/33	2,397
675		Series 2003-27, Class DW, 4.500%, 04/25/17	698
4,423		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	542
1,758		Series 2003-34, Class AX, 6.000%, 05/25/33	1,867
1,516		Series 2003-34, Class ED, 6.000%, 05/25/33	1,572
207		Series 2003-35, Class UC, 3.750%, 05/25/33	207
621		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	74
1,319		Series 2003-39, Class LW, 5.500%, 05/25/23	1,334
1,884		Series 2003-41, Class PE, 5.500%, 05/25/23	1,966
735		Series 2003-42, Class GB, 4.000%, 05/25/33	744
4,815		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	199
753		Series 2003-47, Class PE, 5.750%, 06/25/33	791
986		Series 2003-52, Class SX, HB, IF, 22.024%, 10/25/31	1,192
275		Series 2003-60, Class NJ, 5.000%, 07/25/21	281
784		Series 2003-64, Class SX, IF, 12.705%, 07/25/33	706
679		Series 2003-65, Class CI, IO, 4.500%, 03/25/15	13
406		Series 2003-67, Class VQ, 7.000%, 01/25/19	427
304		Series 2003-68, Class QP, 3.000%, 07/25/22	307
1,744		Series 2003-71, Class DS, IF, 6.909%, 08/25/33	1,401
4,709		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	488
3,454		Series 2003-73, Class GA, 3.500%, 05/25/31	3,515
469		Series 2003-74, Class SH, IF, 9.614%, 08/25/33	388
1,663		Series 2003-76, Class GQ, 4.500%, 08/25/18	1,740
7,921		Series 2003-80, Class SY, IF, IO, 7.341%, 06/25/23	766
1,350		Series 2003-81, Class LC, 4.500%, 09/25/18	1,393
5,207		Series 2003-83, Class PG, 5.000%, 06/25/23	5,476
2,925		Series 2003-86, Class KR, 4.500%, 09/25/16	3,035
1,106		Series 2003-91, Class SD, IF, 11.985%, 09/25/33	1,098
317		Series 2003-92, Class SH, IF, 9.117%, 09/25/18	300
2,260		Series 2003-106, Class US, IF, 8.612%, 11/25/23	1,924
302		Series 2003-106, Class WS, IF, 9.182%, 02/25/23	279
929		Series 2003-113, Class PC, 4.000%, 03/25/15	942
5,080		Series 2003-116, Class SB, IF, IO, 7.291%, 11/25/33	506
5,137		Series 2003-117, Class JB, 3.500%, 06/25/33	5,072
1,507		Series 2003-122, Class TE, 5.000%, 12/25/22	1,589
1,415		Series 2003-128, Class KE, 4.500%, 01/25/14	1,471
856		Series 2003-128, Class NG, 4.000%, 01/25/19	848
909		Series 2003-130, Class SX, IF, 11.057%, 01/25/34	914
830		Series 2003-132, Class OA, PO, 08/25/33	753
4,105		Series 2004-4, Class QI, IF, IO, 6.791%, 06/25/33	350
388		Series 2004-4, Class QM, IF, 13.583%, 06/25/33	397
2,195		Series 2004-10, Class SC, HB, IF, 27.365%, 02/25/34	2,642
1,988		Series 2004-14, Class SD, IF, 8.612%, 03/25/34	1,724
1,655		Series 2004-21, Class CO, PO, 04/25/34	1,112
646		Series 2004-22, Class A, 4.000%, 04/25/19	664
1,130		Series 2004-25, Class PC, 5.500%, 01/25/34	1,190
4,155		Series 2004-25, Class SA, IF, 18.676%, 04/25/34	4,690
7,708		Series 2004-27, Class HB, 4.000%, 05/25/19	7,425
753		Series 2004-36, Class PC, 5.500%, 02/25/34	789
3,402		Series 2004-36, Class SA, IF, 18.676%, 05/25/34	3,767
1,536		Series 2004-36, Class SN, IF, 13.583%, 07/25/33	1,565
4,281		Series 2004-37, Class AG, 4.500%, 11/25/32	4,370
6,685		Series 2004-46, Class HS, IF, IO, 5.691%, 05/25/30	340
1,635		Series 2004-46, Class QB, HB, IF, 22.765%, 05/25/34	1,836
5,301		Series 2004-46, Class SK, IF, 15.651%, 05/25/34	5,619
1,394		Series 2004-51, Class SY, IF, 13.622%, 07/25/34	1,434
942		Series 2004-53, Class NC, 5.500%, 07/25/24	983
2,803		Series 2004-59, Class BG, PO, 12/25/32	2,386
238		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	250
2,201		Series 2004-70, Class JA, 4.500%, 10/25/19	2,258
793		Series 2004-76, Class CL, 4.000%, 10/25/19	796
1,655		Series 2004-79, Class SP, IF, 18.951%, 11/25/34	1,886
377		Series 2004-81, Class AC, 4.000%, 11/25/19	376
1,118		Series 2004-92, Class JO, PO, 12/25/34	1,085
1,378		Series 2005-28, Class JA, 5.000%, 04/25/35	1,388
663		Series 2005-47, Class AN, 5.000%, 12/25/16	679
1,601		Series 2005-52, Class PA, 6.500%, 06/25/35	1,710
5,573		Series 2005-56, Class S, IF, IO, 6.401%, 07/25/35	492
1,665		Series 2005-59, Class PC, 5.500%, 03/25/31	1,739
913		Series 2005-66, Class SG, IF, 16.603%, 07/25/35	1,016
1,324		Series 2005-68, Class BC, 5.250%, 06/25/35	1,317
4,294		Series 2005-68, Class PG, 5.500%, 08/25/35	4,565
1,927		Series 2005-68, Class UC, 5.000%, 06/25/35	1,896
1,858		Series 2005-74, Class CS, IF, 19.171%, 05/25/35	2,245
20,767		Series 2005-84, Class XM, 5.750%, 10/25/35	22,123
931		Series 2005-98, Class GO, PO, 11/25/35	706
3,425		Series 2005-109, Class PC, 6.000%, 12/25/35	3,580
18,584		Series 2005-110, Class GJ, 5.500%, 11/25/30	19,254
14,556		Series 2005-110, Class GK, 5.500%, 08/25/34	15,395
4,326		Series 2005-110, Class GL, 5.500%, 12/25/35	4,502
2,997		Series 2005-110, Class MN, 5.500%, 06/25/35	3,178
3,228		Series 2005-116, Class PB, 6.000%, 04/25/34	3,440
3,000		Series 2005-118, Class PN, 6.000%, 01/25/32	3,189
619		Series 2005-123, Class LO, PO, 01/25/36	560
1,593		Series 2006-15, Class OT, PO, 01/25/36	1,477
1,685		Series 2006-16, Class OA, PO, 03/25/36	1,376
1,542		Series 2006-22, Class AO, PO, 04/25/36	1,348
717		Series 2006-23, Class KO, PO, 04/25/36	587
3,149		Series 2006-39, Class WC, 5.500%, 01/25/36	3,343
667		Series 2006-42, Class CF, VAR, 0.759%, 06/25/36	646
4,095		Series 2006-44, Class GO, PO, 06/25/36	3,425
11,279		Series 2006-44, Class P, PO, 12/25/33	9,876
2,000		Series 2006-46, Class UC, 5.500%, 12/25/35	2,118
967		Series 2006-53, Class JO, PO, 06/25/36	917
9,972		Series 2006-53, Class US, IO, IF, 6.271%, 06/25/36	774
2,600		Series 2006-56, Class PO, PO, 07/25/36	2,235
4,721		Series 2006-58, Class AP, PO, 07/25/36	4,007
592		Series 2006-58, Class FL, VAR, 0.769%, 07/25/36	572
1,830		Series 2006-58, Class PO, PO, 07/25/36	1,605
4,505		Series 2006-59, Class QO, PO, 01/25/33	3,626
2,416		Series 2006-60, Class DZ, 6.500%, 07/25/36	2,513
2,760		Series 2006-65, Class QO, PO, 07/25/36	2,404
782		Series 2006-72, Class TO, PO, 08/25/36	648
6,205		Series 2006-77, Class PC, 6.500%, 08/25/36	6,698
1,407		Series 2006-90, Class AO, PO, 09/25/36	1,233
747		Series 2006-109, Class PO, PO, 11/25/36	689
7,879		Series 2006-110, Class PO, PO, 11/25/36	6,839
718		Series 2006-111, Class EO, PO, 11/25/36	647
1,523		Series 2006-119, Class PO, PO, 12/25/36	1,347
10,000		Series 2006-124, Class HB, VAR, 6.030%, 11/25/36	10,358
1,000		Series 2006-128, Class BP, 5.500%, 01/25/37	1,024
3,912		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	443
16,453		Series 2007-7, Class SG, IF, IO, 6.191%, 08/25/36	1,210
15,241		Series 2007-14, Class ES, IF, IO, 6.131%, 03/25/37	1,312
930		Series 2007-15, Class NO, PO, 03/25/22	864
9,075		Series 2007-16, Class FC, VAR, 1.059%, 03/25/37	8,742
1,548		Series 2007-42, Class AO, PO, 05/25/37	1,376
1,784		Series 2007-48, Class PO, PO, 05/25/37	1,636
1,573		Series 2007-77, Class FG, VAR, 0.809%, 03/25/37	1,548
2,000		Series 2007-79, Class PB, 5.000%, 04/25/29	2,091
2,100		Series 2007-79, Class PC, 5.000%, 01/25/32	2,207
1,000		Series 2007-81, Class GE, 6.000%, 08/25/37	1,052
2,000		Series 2007-84, Class PD, 6.000%, 08/25/32	2,115
5,000		Series 2007-84, Class PG, 6.000%, 12/25/36	5,312
11,651		Series 2007-88, Class VI, IF, IO, 6.231%, 09/25/37	810
8,181		Series 2007-91, Class ES, IF, IO, 6.151%, 10/25/37	864
5,502		Series 2007-97, Class KI, IO, 7.000%, 05/25/33	656
1,217		Series 2007-97, Class MS, IF, 14.101%, 12/25/31	1,284
4,074		Series 2007-106, Class A7, VAR, 6.196%, 10/25/37	4,264
10,653		Series 2007-116, Class HI, IO, VAR, 6.502%, 01/25/38	853
859		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	69
8,543		Series 2008-1, Class BI, IF, IO, 5.601%, 02/25/38	676
5,926		Series 2008-10, Class XI, IF, IO, 5.921%, 03/25/38	577
8,589		Series 2008-16, Class IS, IF, IO, 5.891%, 03/25/38	789
4,581		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	365
1,000		Series 2008-24, Class DY, 5.000%, 04/25/23	1,043
3,531		Series 2008-27, Class SN, IF, IO, 6.591%, 04/25/38	373
21,079		Series 2008-35, Class AI, VAR, IO, 0.827%, 01/25/12	168
3,473		Series 2008-39, Class CI, IO, 4.500%, 05/25/18	287
1,675		Series 2008-42, Class AO, PO, 09/25/36	1,488
448		Series 2008-44, Class PO, PO, 05/25/38	398
6,092		Series 2008-47, Class SI, IF, IO, 6.191%, 06/25/23	457
9,074		Series 2008-53, Class CI, IF, IO, 6.891%, 07/25/38	823
1,430		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	98
11,520		Series 2008-80, Class SA, IF, IO, 5.541%, 09/25/38	877
7,096		Series 2008-81, Class SB, IF, IO, 5.541%, 09/25/38	519
15,819		Series 2009-6, Class GS, IF, IO, 6.241%, 02/25/39	1,069
4,604		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	407
3,766		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	299
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	750
1		Series G-17, Class S, HB, VAR, 1,045.537%, 06/25/21	23
82		Series G-28, Class S, IF, 14.756%, 09/25/21	100
63		Series G-35, Class M, 8.750%, 10/25/21	70
25		Series G-51, Class SA, HB, IF, 23.025%, 12/25/21	32
73		Series G92-15, Class Z, 7.000%, 01/25/22	76
–	(h)	Series G92-27, Class SQ, HB, IF, 1,618.790%, 05/25/22	3
329		Series G92-35, Class E, 7.500%, 07/25/22	362
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	7
39		Series G92-42, Class Z, 7.000%, 07/25/22	43
1,635		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,796
50		Series G92-52, Class FD, VAR, 0.364%, 09/25/22	49
427		Series G92-54, Class ZQ, 7.500%, 09/25/22	470
54		Series G92-59, Class F, VAR, 2.327%, 10/25/22	53
104		Series G92-61, Class Z, 7.000%, 10/25/22	113
81		Series G92-62, Class B, PO, 10/25/22	73
355		Series G93-1, Class KA, 7.900%, 01/25/23	397
78		Series G93-5, Class Z, 6.500%, 02/25/23	85
103		Series G93-14, Class J, 6.500%, 03/25/23	111
247		Series G93-17, Class SI, IF, 6.000%, 04/25/23	244
233		Series G93-27, Class FD, VAR, 1.224%, 08/25/23	232
58		Series G93-37, Class H, PO, 09/25/23	53
81		Series G95-1, Class C, 8.800%, 01/25/25	92
		Federal National Mortgage Association STRIPS,
11		Series 23, Class 2, IO, 10.000%, 09/01/17	2
1		Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
39		Series 218, Class 2, IO, 7.500%, 04/01/23	6
32		Series 265, Class 2, 9.000%, 03/01/24	38
962		Series 329, Class 1, PO, 01/01/33	852
2,829		Series 339, Class 18, IO, 4.500%, 07/01/18	223
4,163		Series 339, Class 21, IO, 4.500%, 07/01/18	331
1,732		Series 339, Class 28, IO, 5.500%, 07/01/18	143
1,397		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	180
3,209		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	385
1,861		Series 355, Class 11, IO, 6.000%, 07/01/34	215
1,329		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	116
5,718		Series 365, Class 8, IO, 5.500%, 05/01/36	575
845		Series 368, Class 3, IO, 4.500%, 11/01/20	75
3,361		Series 374, Class 5, IO, 5.500%, 08/01/36	392
2,336		Series 383, Class 32, IO, 6.000%, 01/01/38	227
6,153		Series 383, Class 33, IO, 6.000%, 01/01/38	596
2,021		Series 393, Class 6, IO, 5.500%, 04/25/37	244
		Federal National Mortgage Association Whole Loan,
217		Series 2002-W5, Class A10, IF, IO, 7.791%, 11/25/30	14
1,608		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,713
579		Series 2003-W1, Class 2A, 7.500%, 12/25/42	636
280		Series 2003-W4, Class 2A, 6.500%, 10/25/42	298
500		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	541
1,938		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,118
		Government National Mortgage Association,
1,216		Series 1994-3, Class PQ, 7.488%, 07/16/24	1,324
717		Series 1994-4, Class KQ, 7.988%, 07/16/24	771
4,027		Series 1994-7, Class PQ, 6.500%, 10/16/24	4,360
584		Series 1996-16, Class E, 7.500%, 08/16/26	621
903		Series 1997-8, Class PN, 7.500%, 05/16/27	967
212		Series 1997-11, Class D, 7.500%, 07/20/27	221
467		Series 1998-26, Class K, 7.500%, 09/17/25	510
2,680		Series 1999-4, Class ZB, 6.000%, 02/20/29	2,853
2,360		Series 1999-10, Class ZC, 6.500%, 04/20/29	2,488
195		Series 1999-15, Class E, 6.500%, 01/16/29	199
415		Series 1999-30, Class S, IF, IO, 8.265%, 08/16/29	45
27		Series 1999-33, Class SM, IF, 9.200%, 09/16/29	28
498		Series 1999-40, Class ZW, 7.500%, 11/20/29	548
788		Series 1999-41, Class Z, 8.000%, 11/16/29	861
218		Series 1999-44, Class PC, 7.500%, 12/20/29	241
4,495		Series 1999-44, Class ZC, 8.500%, 12/16/29	5,090
723		Series 1999-44, Class ZG, 8.000%, 12/20/29	798
554		Series 2000-6, Class Z, 7.500%, 02/20/30	597
277		Series 2000-9, Class Z, 8.000%, 06/20/30	308
2,908		Series 2000-9, Class ZJ, 8.500%, 02/16/30	3,243
518		Series 2000-12, Class ST, HB, IF, 37.409%, 02/16/30	778
649		Series 2000-14, Class PD, 7.000%, 02/16/30	703
178		Series 2000-16, Class ZN, 7.500%, 02/16/30	194
3,945		Series 2000-21, Class Z, 9.000%, 03/16/30	4,452
723		Series 2000-26, Class TZ, 8.500%, 09/20/30	770
194		Series 2000-26, Class Z, 7.750%, 09/20/30	209
38		Series 2000-30, Class ST, IF, 11.050%, 12/16/22	43
569		Series 2000-31, Class Z, 9.000%, 10/20/30	568
174		Series 2000-34, Class SG, IF, IO, 8.214%, 10/20/30	23
329		Series 2000-35, Class ZA, 9.000%, 11/20/30	350
48		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	9
237		Series 2000-37, Class B, 8.000%, 12/20/30	254
130		Series 2000-38, Class AH, 7.150%, 12/20/30	133
271		Series 2001-4, Class SJ, IF, IO, 7.815%, 01/19/30	32
380		Series 2001-6, Class SD, IF, IO, 8.215%, 03/16/31	41
617		Series 2001-7, Class PK, 6.500%, 03/20/31	661
1,696		Series 2001-8, Class Z, 6.500%, 03/20/31	1,826
28		Series 2001-32, Class WA, IF, 19.334%, 07/20/31	34
426		Series 2001-35, Class SA, IF, IO, 7.915%, 08/16/31	50
341		Series 2001-36, Class S, IF, IO, 7.715%, 08/16/31	41
1,884		Series 2001-64, Class MQ, 6.500%, 12/20/31	2,015
403		Series 2002-3, Class SP, IF, IO, 7.055%, 01/16/32	40
727		Series 2002-7, Class PG, 6.500%, 01/20/32	774
1,851		Series 2002-24, Class AG, IF, IO, 7.615%, 04/16/32	225
174		Series 2002-24, Class SB, IF, 11.423%, 04/16/32	180
4,491		Series 2002-31, Class SE, IF, IO, 7.165%, 04/16/30	528
1,438		Series 2002-40, Class UK, 6.500%, 06/20/32	1,548
73		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	78
5,532		Series 2002-45, Class QE, 6.500%, 06/20/32	5,960
2,057		Series 2002-47, Class PG, 6.500%, 07/16/32	2,218
3,566		Series 2002-47, Class ZA, 6.500%, 07/20/32	3,841
100		Series 2002-51, Class SG, HB, IF, 31.130%, 04/20/31	143
3,011		Series 2002-52, Class GH, 6.500%, 07/20/32	3,246
878		Series 2002-54, Class GB, 6.500%, 08/20/32	947
1,077		Series 2002-70, Class AV, 6.000%, 03/20/12	1,126
2,920		Series 2002-70, Class PS, IF, IO, 7.384%, 08/20/32	255
949		Series 2002-75, Class PB, 6.000%, 11/20/32	988
639		Series 2002-79, Class KV, 6.000%, 11/20/13	655
70		Series 2002-80, Class EB, 7.000%, 01/20/32	70
1,574		Series 2002-80, Class EZ, 7.000%, 01/20/32	1,621
1,364		Series 2002-88, Class VA, 6.000%, 12/20/17	1,402
1,206		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	87
739		Series 2003-4, Class NY, 5.500%, 12/20/13	787
2,180		Series 2003-11, Class SK, IF, IO, 7.365%, 02/16/33	263
998		Series 2003-12, Class SP, IF, IO, 7.384%, 02/20/33	113
233		Series 2003-24, Class PO, PO, 03/16/33	205
1,319		Series 2003-40, Class TC, 7.500%, 03/20/33	1,423
1,319		Series 2003-40, Class TJ, 6.500%, 03/20/33	1,403
753		Series 2003-46, Class MG, 6.500%, 05/20/33	801
1,394		Series 2003-46, Class TC, 6.500%, 03/20/33	1,507
806		Series 2003-52, Class AP, PO, 06/16/33	675
2,150		Series 2003-58, Class BE, 6.500%, 01/20/33	2,295
2,304		Series 2003-76, Class LS, IF, IO, 6.884%, 09/20/31	179
275		Series 2003-90, Class PO, PO, 10/20/33	239
1,191		Series 2003-98, Class PC, 5.000%, 02/20/29	1,216
3,424		Series 2003-112, Class SA, IF, IO, 6.215%, 12/16/33	305
3,000		Series 2003-112, Class TS, IF, IO, 6.634%, 10/20/32	400
9,035		Series 2004-11, Class SW, IF, IO, 5.184%, 02/20/34	782
1,689		Series 2004-15, Class SA, IF, 18.793%, 12/20/32	1,868
947		Series 2004-28, Class S, IF, 18.741%, 04/16/34	1,050
1,196		Series 2004-68, Class PO, PO, 05/20/31	1,142
13,457		Series 2004-68, Class SA, IF, IO, 6.484%, 05/20/31	860
418		Series 2004-73, Class AE, IF, 14.164%, 08/17/34	438
6,462		Series 2004-90, Class SI, IF, IO, 5.784%, 10/20/34	483
11,229		Series 2005-17, Class SL, IF, IO, 6.384%, 07/20/34	991
890		Series 2005-35, Class FL, VAR, 0.666%, 03/20/32	873
669		Series 2005-39, Class KI, IO, 5.500%, 03/20/34	62
3,196		Series 2005-58, Class NI, IO, 5.500%, 08/20/35	548
993		Series 2005-68, Class DP, IF, 15.627%, 06/17/35	1,113
12,918		Series 2005-68, Class KI, IF, IO, 5.984%, 09/20/35	1,230
1,360		Series 2005-69, Class SY, IF, IO, 6.434%, 11/20/33	161
2,449		Series 2005-91, Class PI, IO, 6.000%, 12/20/35	290
1,498		Series 2006-16, Class OP, PO, 03/20/36	1,281
1,766		Series 2006-28, Class GO, PO, 03/20/35	1,652
5,525		Series 2006-38, Class SW, IF, IO, 6.184%, 06/20/36	408
4,674		Series 2006-59, Class SD, IF, IO, 6.384%, 10/20/36	354
10,624		Series 2006-65, Class SA, IF, IO, 6.484%, 11/20/36	867
9,744		Series 2007-17, Class JI, IF, IO, 6.475%, 04/16/37	718
1,045		Series 2007-17, Class JO, PO, 04/16/37	868
8,350		Series 2007-19, Class SD, IF, IO, 5.884%, 04/20/37	589
8,971		Series 2007-26, Class SC, IF, IO, 5.884%, 05/20/37	621
5,166		Series 2007-27, Class SA, IF, IO, 5.884%, 05/20/37	368
2,199		Series 2007-28, Class BO, PO, 05/20/37	2,036
911		Series 2007-35, Class TO, PO, 04/20/35	870
5,543		Series 2007-36, Class SE, IF, IO, 6.135%, 06/16/37	407
14,724		Series 2007-40, Class SB, IF, IO, 6.434%, 07/20/37	1,093
2,500		Series 2007-47, Class PH, 6.000%, 07/16/37	2,594
3,493		Series 2007-49, Class NO, PO, 12/20/35	3,095
6,299		Series 2007-50, Class AI, IF, IO, 6.459%, 08/20/37	595
902		Series 2007-53, Class SW, IF, 19.256%, 09/20/37	994
2,201		Series 2007-57, Class PO, PO, 03/20/37	1,918
5,957		Series 2007-57, Class QA, IF, IO, 6.184%, 10/20/37	431
9,059		Series 2007-71, Class SB, IF, IO, 6.384%, 07/20/36	712
5,865		Series 2007-73, Class MI, IF, IO, 5.684%, 11/20/37	392
5,883		Series 2007-79, Class SY, IF, IO, 6.234%, 12/20/37	411
2,971		Series 2008-2, Class MS, IF, IO, 6.825%, 01/16/38	227
11,885		Series 2008-2, Class NS, IF, IO, 6.205%, 01/16/38	819
2,047		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	207
4,587		Series 2008-25, Class SB, IF, IO, 6.584%, 03/20/38	352
2,185		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	234
8,578		Series 2008-36, Class SH, IF, IO, 5.984%, 04/20/38	477
18,918		Series 2008-40, Class SA, IF, IO, 6.065%, 05/16/38	1,600
7,986		Series 2008-41, Class SA, IF, IO, 6.024%, 05/20/38	472
1,909		Series 2008-60, Class PO, PO, 01/20/38	1,749
3,245		Series 2008-71, Class SC, IF, IO, 5.684%, 08/20/38	234
6,175		Series 2008-93, Class AS, IF, IO, 5.384%, 12/20/38	363
12,499		Series 2009-6, Class SA, IF, IO, 5.765%, 02/16/39	837
4,640		Series 2009-10, Class SL, IF, IO, 6.165%, 03/16/34	346
4,796		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	546
12,386		Series 2009-22, Class SA, IF, IO, 5.954%, 04/20/39	986
3,500		Series 2009-33, Class CI, IO, 5.500%, 05/20/39	348
4,000		Series 2009-33, Class TI, IO, 6.000%, 05/20/39	385
		Vendee Mortgage Trust,
857		Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	898
1,609		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,664
1,308		Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,413
913		Series 1996-2, Class 1Z, 6.750%, 06/15/26	967
1,828		Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,089
2,230		Series 1998-1, Class 2E, 7.000%, 03/15/28	2,400
3,078		Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,059

			974,758

		Non-Agency CMO — 12.5%
4,000		ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	3,589
1,538		American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	1,470
7,278		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	2,982
		ASG Resecuritization Trust,
2,936		Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	2,702
3,680		Series 2009-2, Class A55, VAR, 5.863%, 05/24/36 (e)	3,468
10,000		Series 2009-3, Class A65, VAR, 5.594%, 03/26/37 (e)	9,231
		Banc of America Alternative Loan Trust,
474		Series 2003-2, Class PO, PO, 04/25/33	254
637		Series 2003-11, Class PO, PO, 01/25/34	334
487		Series 2004-6, Class 15PO, PO, 07/25/19	317
2,141		Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,274
8,464		Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	765
1,613		Series 2006-4, Class 1A4, 6.000%, 05/25/46	514
		Banc of America Funding Corp.,
1,959		Series 2003-3, Class 1A33, 5.500%, 10/25/33	1,717
992		Series 2004-1, Class PO, PO, 03/25/34	605
2,868		Series 2004-2, Class 30PO, PO, 09/20/34	1,639
2,569		Series 2005-6, Class 2A7, 5.500%, 10/25/35	2,041
2,189		Series 2005-7, Class 30PO, PO, 11/25/35	1,191
1,382		Series 2005-8, Class 30PO, PO, 01/25/36	765
3,801		Series 2005-E, Class 4A1, VAR, 4.453%, 03/20/35	2,528
1,199		Series 2006-A, Class 3A2, VAR, 5.834%, 02/20/36	569
		Banc of America Mortgage Securities, Inc.,
358		Series 2003-7, Class A2, 4.750%, 09/25/18	349
675		Series 2003-8, Class APO, PO, 11/25/33	379
9,389		Series 2004-3, Class 15IO, IO, VAR, 0.210%, 04/25/19	40
373		Series 2004-4, Class APO, PO, 05/25/34	210
3,154		Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,166
856		Series 2004-6, Class 2A5, PO, 07/25/34	475
1,572		Series 2004-6, Class APO, PO, 07/25/34	876
222		Series 2004-8, Class 5PO, PO, 05/25/32	150
183		Series 2004-8, Class XPO, PO, 10/25/34	123
772		Series 2004-A, Class 2A2, VAR, 5.464%, 02/25/34	643
1,884		Series 2004-E, Class 2A5, VAR, 4.093%, 06/25/34	1,736
3,278		Series 2004-J, Class 3A1, VAR, 5.079%, 11/25/34	2,687
1,975		Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,577
691		Series 2005-A, Class 2A1, VAR, 4.445%, 02/25/35	461
		Bear Stearns Adjustable Rate Mortgage Trust,
879		Series 2003-7, Class 3A, VAR, 4.945%, 10/25/33 (i)	781
1,541		Series 2004-1, Class 12A1, VAR, 4.647%, 04/25/34	1,248
9,086		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	6,613
		Citicorp Mortgage Securities, Inc.,
265		Series 1993-14, Class A3, VAR, 1.700%, 11/25/23	253
5,068		Series 2004-1, Class 3A1, 4.750%, 01/25/34	4,987
3,417		Series 2004-5, Class 2A5, 4.500%, 08/25/34	2,985
855		Series 2005-5, Class APO, PO, 08/25/35	471
1,040		Series 2005-8, Class APO, PO, 11/25/35	579
		Citigroup Mortgage Loan Trust, Inc.,
2,038		Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,658
476		Series 2003-1, Class 2A6, PO, 10/25/33	238
699		Series 2003-1, Class PO2, PO, 10/25/33	353
628		Series 2003-1, Class PO3, PO, 09/25/33	307
427		Series 2003-UP3, Class A3, 7.000%, 09/25/33	422
2,575		Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,583
786		Series 2003-UST1, Class PO1, PO, 12/25/18	461
374		Series 2003-UST1, Class PO3, PO, 12/25/18	235
718		Series 2005-1, Class 2A1A, VAR, 5.076%, 04/25/35	398
880		Series 2005-5, Class 1A2, VAR, 5.945%, 08/25/35	497
		Countrywide Alternative Loan Trust,
1,147		Series 2002-8, Class A4, 6.500%, 07/25/32	1,074
255		Series 2002-17, Class A7, 2.500%, 01/25/33	251
10,115		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	5,602
3,500		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,640
1,401		Series 2005-5R, Class A1, 5.250%, 12/25/18	1,238
6,690		Series 2005-1CB, Class 1A6, IF, IO, 6.791%, 03/25/35	517
8,000		Series 2005-20CB, Class 3A8, IF, IO, 4.441%, 07/25/35	437
22,091		Series 2005-22T1, Class A2, IF, IO, 4.761%, 06/25/35	1,300
1,913		Series 2005-26CB, Class A10, IF, 12.490%, 07/25/35	1,615
6,850		Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,023
489		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	416
6,084		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,176
17,625		Series 2005-54CB, Class 1A2, IF, IO, 4.541%, 11/25/35	652
4,760		Series 2005-57CB, Class 3A2, IF, IO, 4.791%, 12/25/35	269
2,084		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,047
17,602		Series 2005-J1, Class 1A4, IF, IO, 4.791%, 02/25/35	1,078
6,000		Series 2006-26CB, Class A9, 6.500%, 09/25/36	3,025
3,000		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	1,238
		Countrywide Home Loan Mortgage Pass-Through Trust,
1,957		Series 2003-8, Class A4, 4.500%, 05/25/18	1,876
3,889		Series 2003-26, Class 1A6, 3.500%, 08/25/33	3,210
337		Series 2003-34, Class A11, 5.250%, 09/25/33	328
753		Series 2003-44, Class A9, PO, 10/25/33	461
310		Series 2003-J2, Class A17, IF, IO, 7.091%, 04/25/33	9
2,585		Series 2003-J7, Class 4A3, IF, 9.374%, 08/25/18	2,395
1,118		Series 2004-7, Class 2A1, VAR, 3.422%, 06/25/34	968
438		Series 2004-HYB1, Class 2A, VAR, 5.082%, 05/20/34	303
1,667		Series 2004-HYB3, Class 2A, VAR, 3.680%, 06/20/34	1,030
1,395		Series 2004-HYB6, Class A3, VAR, 5.070%, 11/20/34	844
2,205		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	2,016
3,853		Series 2005-16, Class A23, 5.500%, 09/25/35	3,091
6,226		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	4,289
		CS First Boston Mortgage Securities Corp.,
1,040		Series 2003-1, Class DB1, 6.564%, 02/25/33	949
1,064		Series 2003-17, Class 2A1, 5.000%, 07/25/18	1,022
2,913		Series 2003-25, Class 1P, PO, 10/25/33	1,567
581		Series 2004-5, Class 5P, PO, 08/25/19	356
1,606		Series 2005-4, Class 3A18, 5.500%, 06/25/35	920
1,664		Series 2005-4, Class 3A22, 5.500%, 06/25/35	863
1,788		Series 2005-4, Class 3A23, 5.500%, 06/25/35	1,010
41		First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	38
		First Horizon Alternative Mortgage Securities,
1,754		Series 2004-AA4, Class A1, VAR, 5.388%, 10/25/34	1,061
2,094		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,321
4,426		Series 2007-FA4, Class 1A2, IF, IO, 5.341%, 08/25/37	290
		First Horizon Asset Securities, Inc.,
1,091		Series 2003-3, Class 1A4, 3.900%, 05/25/33	997
2,729		Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,215
1,831		Series 2004-AR2, Class 2A1, VAR, 3.021%, 05/25/34	1,620
2,379		Series 2004-AR7, Class 2A1, VAR, 4.920%, 02/25/35	2,089
3,215		Series 2005-AR1, Class 2A2, VAR, 4.997%, 04/25/35	2,720
		GMAC Mortgage Corp. Loan Trust,
2,194		Series 2005-AR3, Class 3A3, VAR, 4.869%, 06/19/35	1,815
5,565		Series 2005-AR3, Class 3A4, VAR, 4.869%, 06/19/35	2,680
		GSMPS Mortgage Loan Trust,
1,531		Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,261
7,600		Series 2006-RP2, Class 1AS2, VAR, IO, 5.535%, 04/25/36 (e)	589
		GSR Mortgage Loan Trust,
1,884		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,482
1,393		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	1,372
338		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	326
479		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	280
1,399		Series 2005-4F, Class AP, PO, 05/25/35	856
4,961		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,436
4,083		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	1,438
5,000		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,843
30,614		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.586%, 08/25/35	325
		Lehman Mortgage Trust,
2,324		Series 2006-2, Class 1A1, VAR, 6.474%, 04/25/36	1,778
2,000		Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,094
		MASTR Adjustable Rate Mortgages Trust,
235		Series 2004-4, Class 2A1, VAR, 4.437%, 05/25/34	114
2,666		Series 2004-13, Class 2A1, VAR, 4.375%, 04/21/34	2,348
10,275		Series 2004-13, Class 3A6, VAR, 3.649%, 11/21/34	8,323
2,800		Series 2004-13, Class 3A7, VAR, 3.649%, 11/21/34	1,536
655		Series 2004-15, Class 3A1, VAR, 5.452%, 12/25/34	542
		MASTR Alternative Loans Trust,
434		Series 2003-3, Class 1A1, 6.500%, 05/25/33	410
2,173		Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,884
1,549		Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,417
4,682		Series 2004-4, Class 10A1, 5.000%, 05/25/24	3,905
1,028		Series 2004-6, Class 30PO, PO, 07/25/34	581
1,448		Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,226
777		Series 2004-7, Class 30PO, PO, 08/25/34	435
3,891		Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,476
983		Series 2004-10, Class 1A1, 4.500%, 09/25/19	858
		MASTR Asset Securitization Trust,
633		Series 2003-2, Class 2A1, 4.500%, 03/25/18	597
592		Series 2003-3, Class 4A1, 5.000%, 04/25/18	583
344		Series 2003-4, Class 2A2, 5.000%, 05/25/18	344
1,002		Series 2003-4, Class 3A2, 5.000%, 05/25/18	985
471		Series 2003-11, Class 6A2, 4.000%, 12/25/33	469
663		Series 2003-12, Class 30PO, PO, 12/25/33	362
449		Series 2004-1, Class 30PO, PO, 02/25/34	247
753		Series 2004-4, Class 3A1, 4.500%, 04/25/19	711
403		Series 2004-6, Class 15PO, PO, 05/25/19	264
1,223		Series 2004-8, Class 1A1, 4.750%, 08/25/19	1,118
418		Series 2004-8, Class PO, PO, 08/25/19	286
255		Series 2004-10, Class 5A1, VAR, 0.709%, 11/25/34	243
1,000		Series 2006-2, Class 1A30, 6.000%, 06/25/36	527
7,689		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	5,363
156		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	169
1,178		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.629%, 02/25/35	730
		Nomura Asset Acceptance Corp.,
1,080		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,008
647		Series 2003-A1, Class A2, 6.000%, 05/25/33	613
68		Series 2003-A1, Class A5, 7.000%, 04/25/33	60
107		Series 2003-A1, Class A7, 5.000%, 04/25/18	104
933		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	781
		Paine Webber CMO Trust,
8		Series H, Class 4, 8.750%, 04/01/18	9
35		Series P, Class 4, 8.500%, 08/01/19	38
313		RAAC Series, Series 2005-SP1, Class 2A10, 5.250%, 09/25/34	297
		Residential Accredit Loans, Inc.,
568		Series 2002-QS16, Class A3, IF, 15.977%, 10/25/17	477
1,689		Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,731
4,695		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,217
3,030		Series 2003-QS12, Class A2A, IF, IO, 7.291%, 06/25/18	321
922		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	96
6,116		Series 2003-QS14, Class A1, 5.000%, 07/25/18	5,713
1,917		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,790
1,201		Series 2003-QS3, Class A2, IF, 15.821%, 02/25/18	996
1,237		Series 2003-QS3, Class A8, IF, IO, 7.291%, 02/25/18	90
3,408		Series 2003-QS9, Class A3, IF, IO, 7.241%, 05/25/18	267
4,133		Series 2004-QA6, Class NB2, VAR, 5.286%, 12/26/34	2,825
1,089		Series 2004-QS8, Class A2, 5.000%, 06/25/34	965
1,926		Series 2005-QA7, Class A21, VAR, 4.828%, 07/25/35	1,046
738		Series 2006-QS4, Class A7, IF, 19.446%, 04/25/36	515
		Residential Asset Securitization Trust,
1,274		Series 2003-A13, Class A3, 5.500%, 01/25/34	956
221		Series 2003-A14, Class A1, 4.750%, 02/25/19	218
1,093		Series 2005-A11, Class PO, PO, 10/25/35	496
5,384		Series 2005-A2, Class A4, IF, IO, 4.741%, 03/25/35	365
2,185		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,371
		Residential Funding Mortgage Securities I,
259		Series 2003-S11, Class A1, 2.500%, 06/25/18	257
992		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	988
1,130		Series 2003-S13, Class A3, 5.500%, 06/25/33	983
917		Series 2003-S14, Class A4, PO, 07/25/18	753
3,367		Series 2003-S7, Class A17, 4.000%, 05/25/33	2,880
1,946		Series 2004-S3, Class A1, 4.750%, 03/25/19	1,759
2,967		Series 2004-S6, Class 2A6, PO, 06/25/34	2,174
806		Series 2004-S9, Class 2A1, 4.750%, 12/25/19	733
1,388		Series 2005-SA4, Class 1A1, VAR, 4.883%, 09/25/35	931
701		Series 2007-S2, Class A11, 5.750%, 02/25/37	608
188		Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	119
		Salomon Brothers Mortgage Securities VII, Inc.,
13		Series 2000-UP1, Class A2, 8.000%, 09/25/30	11
282		Series 2003-UP2, Class PO1, PO, 12/25/18	204
2,826		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.957%, 06/25/34	2,081
		Structured Asset Securities Corp.,
112		Series 2002-10H, Class 1AP, PO, 05/25/32	73
648		Series 2003-8, Class 1A2, 5.000%, 04/25/18	602
585		Series 2003-31A, Class B1, VAR, 4.253%, 10/25/33 (i)	302
3,324		Series 2004-20, Class 1A3, 5.250%, 11/25/34	3,150
1,130		Series 2005-6, Class 4A1, 5.000%, 05/25/35	863
1,000		Series 2005-10, Class 5A9, 5.250%, 12/25/34	761
		WaMu Mortgage Pass-Through Certificates,
305		Series 2003-AR8, Class A, VAR, 4.242%, 08/25/33	267
4,424		Series 2003-S10, Class A5, 5.000%, 10/25/18	4,282
486		Series 2003-S10, Class A6, PO, 10/25/18	373
1,057		Series 2003-S11, Class 2A5, IF, 16.201%, 11/25/33	1,069
1,448		Series 2003-S8, Class A6, 4.500%, 09/25/18	1,292
764		Series 2003-S9, Class P, PO, 10/25/33	378
364		Series 2004-AR3, Class A2, VAR, 3.151%, 06/25/34	306
2,206		Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,479
4,785		Series 2004-S3, Class 2A3, IF, 17.988%, 07/25/34	5,193
789		Series 2006-AR10, Class 2P, VAR, 09/25/36	300
651		Series 2006-AR12, Class 2P, VAR, 10/25/36	247
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
18,613		Series 2005-2, Class 1A4, IF, IO, 4.741%, 04/25/35	1,045
4,585		Series 2005-2, Class 2A3, IF, IO, 4.691%, 04/25/35	253
4,759		Series 2005-3, Class CX, IO, 5.500%, 05/25/35	506
4,281		Series 2005-4, Class CB7, 5.500%, 06/25/35	2,601
4,598		Series 2005-4, Class CX, IO, 5.500%, 06/25/35	508
1,634		Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,014
4,844		Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,075
311		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	283
		Wells Fargo Mortgage Backed Securities Trust,
1,605		Series 2002-18, Class 2A5, 6.000%, 12/25/32	1,566
1,615		Series 2003-1, Class 1A1, 4.500%, 02/25/18	1,562
887		Series 2003-8, Class A9, 4.500%, 08/25/18	873
2,260		Series 2003-11, Class 1A4, 4.750%, 10/25/18	2,084
782		Series 2003-11, Class 1APO, PO, 10/25/18	525
1,752		Series 2003-13, Class A7, 4.500%, 11/25/18	1,723
504		Series 2003-15, Class APO, PO, 12/25/18	357
2,241		Series 2003-16, Class 2A1, 4.500%, 12/25/18	2,204
1,817		Series 2003-16, Class 2A3, 4.500%, 12/25/18	1,784
901		Series 2003-17, Class 2A4, 5.500%, 01/25/34	896
3,551		Series 2003-K, Class 1A2, VAR, 4.480%, 11/25/33	3,216
738		Series 2004-2, Class APO, PO, 01/25/19	523
1,443		Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,405
1,380		Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,358
3,337		Series 2004-BB, Class A4, VAR, 4.552%, 01/25/35	2,876
1,603		Series 2004-EE, Class 3A1, VAR, 4.405%, 12/25/34	1,413
3,634		Series 2004-P, Class 2A1, VAR, 4.219%, 09/25/34	3,175
628		Series 2005-13, Class APO, PO, 11/25/20	424
1,354		Series 2005-16, Class APO, PO, 01/25/36	768
967		Series 2005-AR16, Class 2A1, VAR, 4.443%, 10/25/35	860
2,040		Series 2006-2, Class APO, PO, 03/25/36	1,086
1,495		Series 2006-4, Class 1APO, PO, 04/25/36	854
2,500		Series 2007-7, Class A7, 6.000%, 06/25/37	1,461
894		Series 2007-11, Class A14, 6.000%, 08/25/37	648

			310,689

		Total Collateralized Mortgage Obligations (Cost $1,307,920)	1,285,447

		Commercial Mortgage-Backed Securities — 1.4%
		Banc of America Commercial Mortgage, Inc.,
4,421		Series 2005-6, Class ASB, VAR, 5.179%, 09/10/47	4,310
250		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	209
		Bear Stearns Commercial Mortgage Securities,
343		Series 2002-PBW1, Class A1, VAR, 3.970%, 11/11/35	341
2,183		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,148
3,113		Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	2,799
2,010		Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,990
2,126		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.726%, 03/15/49	2,132
1,100		Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	964
500		GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	416
1,010		LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.317%, 04/15/41	843
		Merrill Lynch Mortgage Trust,
3,105		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,643
3,341		Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	3,263
3,122		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.422%, 02/12/39	2,567
		Morgan Stanley Capital I,
1,803		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,794
946		Series 2006-T23, Class A1, 5.682%, 08/12/41	947
4,045		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.085%, 08/15/39	3,734
4,334		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	4,244

		Total Commercial Mortgage-Backed Securities (Cost $37,197)	35,344

		Corporate Bonds — 16.9%
		Aerospace & Defense — 0.1%
300		Honeywell International, Inc., 5.300%, 03/01/18 (c)	309
905		Lockheed Martin Corp., 7.750%, 05/01/26	1,058
		Northrop Grumman Systems Corp.,
1,059		7.125%, 02/15/11	1,137
300		7.750%, 03/01/16	339
417		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	358

			3,201

		Air Freight & Logistics — 0.0% (g)
445		United Parcel Service, Inc., 5.500%, 01/15/18	465

		Airlines — 0.1%
414		American Airlines Pass Through Trust, 7.024%, 10/15/09	408
		Continental Airlines, Inc.,
942		7.056%, 09/15/09	928
286		7.256%, 03/15/20	242
300		7.487%, 10/02/10	283
		UAL Pass-Through Trust,
16		6.071%, 03/01/13	15
21		6.201%, 03/29/49	21

			1,897

		Automobiles — 0.1%
		Daimler Finance North America LLC,
1,000		6.500%, 11/15/13 (c)	1,002
2,177		7.200%, 09/01/09	2,190

			3,192

		Beverages — 0.2%
		Anheuser-Busch Cos., Inc.,
600		5.500%, 01/15/18	566
905		5.750%, 04/01/36	723
215		Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	231
		Coca-Cola Co. (The),
500		3.625%, 03/15/14	504
410		4.875%, 03/15/19	410
295		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	331
505		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	561
800		Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	802
890		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	786
252		PepsiCo, Inc., 7.900%, 11/01/18	302
250		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	244

			5,460

		Biotechnology — 0.0% (g)
570		Amgen, Inc., 5.700%, 02/01/19	587

		Broadcasting & Cable TV — 0.0% (g)
		News America Holdings, Inc.,
500		8.000%, 10/17/16	514
350		8.875%, 04/26/23	338

			852

		Building Products — 0.0% (g)
205		Masco Corp., 5.850%, 03/15/17	162

		Capital Markets — 2.2%
310		Bank of New York Mellon Corp. (The), 5.125%, 08/27/13	320
		Bear Stearns Cos., LLC (The),
1,000		5.700%, 11/15/14 (y)	1,020
2,215		6.400%, 10/02/17 (y)	2,170
210		7.250%, 02/01/18 (y)	217
		Credit Suisse USA, Inc.,
454		4.700%, 06/01/09	454
500		5.125%, 08/15/15 (c)	488
942		5.500%, 08/15/13 (c)	955
6,022		6.125%, 11/15/11	6,380
		Goldman Sachs Group, Inc. (The),
1,041		4.750%, 07/15/13	1,024
2,660		5.150%, 01/15/14	2,610
1,032		5.250%, 10/15/13	1,032
750		5.500%, 11/15/14	749
4,100		5.950%, 01/18/18	3,909
305		6.250%, 09/01/17	296
1,561		6.600%, 01/15/12	1,649
485		6.750%, 10/01/37	406
4,612		6.875%, 01/15/11	4,865
212		7.350%, 10/01/09 (c)	216
1,000		Jefferies Group, Inc., 7.750%, 03/15/12	970
		Lehman Brothers Holdings, Inc.,
105		3.950%, 11/10/09 (d)	15
1,246		4.800%, 03/13/14 (d)	184
1,000		5.500%, 04/04/16 (d)	148
1,200		5.750%, 05/17/13 (d)	177
1,850		6.000%, 07/19/12 (d)	273
1,670		6.625%, 01/18/12 (d)	246
152		7.875%, 11/01/09 (d)	22
		Merrill Lynch & Co., Inc.,
433		4.790%, 08/04/10	432
2,215		5.450%, 07/15/14	2,018
920		5.700%, 05/02/17	743
577		6.050%, 08/15/12	561
1,110		6.150%, 04/25/13	1,068
1,966		6.400%, 08/28/17	1,782
1,249		6.875%, 04/25/18	1,159
		Morgan Stanley,
400		4.250%, 05/15/10	404
1,989		4.750%, 04/01/14	1,820
1,785		5.300%, 03/01/13	1,790
900		5.750%, 08/31/12 (c)	905
2,440		6.600%, 04/01/12	2,542
5,247		6.750%, 04/15/11	5,464
370		6.750%, 10/15/13	354
339		8.000%, 06/15/10	349
200		Northern Trust Corp., 4.625%, 05/01/14	202
1,347		State Street Corp., 7.650%, 06/15/10	1,386
		UBS AG, (Switzerland),
500		5.750%, 04/25/18	448
425		5.875%, 12/20/17	386

			54,608

		Chemicals — 0.4%
249		Air Products & Chemicals, Inc., 4.150%, 02/01/13	252
1,170		Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,176
		Dow Chemical Co. (The),
1,250		6.000%, 10/01/12	1,251
402		6.125%, 02/01/11	405
370		7.375%, 11/01/29	309
1,610		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	1,712
1,430		Monsanto Co., 7.375%, 08/15/12	1,594
875		Potash Corp. of Saskatchewan, (Canada), 4.875%, 03/01/13	902
410		PPG Industries, Inc., 5.750%, 03/15/13	415
		Praxair, Inc.,
662		4.625%, 03/30/15	661
885		5.250%, 11/15/14	949

			9,626

		Commercial Banks — 1.4%
		Barclays Bank plc, (United Kingdom),
1,500		5.450%, 09/12/12	1,535
1,000		6.050%, 12/04/17 (e)	824
750		BB&T Corp., 6.850%, 04/30/19	755
720		Fifth Third Bancorp, 5.450%, 01/15/17	510
1,177		Huntington National Bank (The), 8.000%, 04/01/10 (c)	1,175
2,400		Key Bank N.A., 5.500%, 09/17/12 (c)	2,281
475		Keycorp, 6.500%, 05/14/13 (c)	449
2,100		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,990
1,835		Marshall & Ilsley Corp., 5.350%, 04/01/11	1,594
700		National City Bank, VAR, 1.212%, 01/21/10	687
1,890		PNC Funding Corp., 5.250%, 11/15/15	1,649
625		Regions Financial Corp., 7.375%, 12/10/37	416
		SunTrust Banks, Inc.,
2,000		5.250%, 11/05/12 (c)	1,910
820		6.000%, 09/11/17	698
880		6.375%, 04/01/11	886
2,072		U.S. Bank N.A., 7.125%, 12/01/09 (c)	2,126
1,107		US Bancorp, 7.500%, 06/01/26	858
		Wachovia Bank N.A.,
1,000		5.600%, 03/15/16 (c)	874
1,125		6.600%, 01/15/38	952
836		7.800%, 08/18/10	876
		Wachovia Corp.,
685		4.875%, 02/15/14	651
4,480		5.750%, 02/01/18	4,299
		Wells Fargo & Co.,
2,000		5.300%, 08/26/11	2,072
2,135		5.625%, 12/11/17	2,032
		Wells Fargo Bank N.A.,
915		4.750%, 02/09/15	788
500		5.750%, 05/16/16	482
2,149		7.550%, 06/21/10	2,257

			35,626

		Commercial Services & Supplies — 0.0% (g)
455		Waste Management, Inc., 7.375%, 03/11/19	467

		Communications Equipment — 0.1%
		Cisco Systems, Inc.,
878		5.500%, 02/22/16	929
700		5.900%, 02/15/39	678

			1,607

		Computers & Peripherals — 0.3%
		Hewlett-Packard Co.,
275		2.950%, 08/15/12	279
600		4.750%, 06/02/14	628
1,335		5.400%, 03/01/17	1,380
1,225		6.125%, 03/01/14	1,350
		International Business Machines Corp.,
2,600		5.700%, 09/14/17 (c)	2,736
690		6.220%, 08/01/27	689
1,075		7.625%, 10/15/18	1,269

			8,331

		Consumer Finance — 0.8%
2,135		American Express Credit Corp., 5.875%, 05/02/13	2,072
1,283		American General Finance Corp., 5.375%, 10/01/12	707
160		Capital One Bank USA N.A., 5.750%, 09/15/10	163
		Capital One Financial Corp.,
850		5.700%, 09/15/11	864
1,890		6.250%, 11/15/13	1,854
655		6.750%, 09/15/17	620
240		7.375%, 05/23/14	247
		HSBC Finance Corp.,
1,000		4.750%, 07/15/13	929
1,748		5.000%, 06/30/15	1,589
2,200		5.250%, 01/15/14	2,126
188		6.375%, 11/27/12	186
452		6.750%, 05/15/11	469
1,665		7.000%, 05/15/12	1,701
207		7.350%, 11/27/32	170
477		International Lease Finance Corp., 5.875%, 05/01/13	371
		John Deere Capital Corp.,
310		4.400%, 07/15/09 (c)	311
265		4.500%, 04/03/13	267
1,000		5.250%, 10/01/12	1,050
		SLM Corp.,
2,215		4.000%, 01/15/10	2,126
1,073		5.375%, 01/15/13	832
1,835		Washington Mutual Finance Corp., 6.875%, 05/15/11	1,838

			20,492

		Diversified Financial Services — 3.5%
510		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	529
		Associates Corp. of North America,
942		7.950%, 02/15/10	950
1,856		8.150%, 08/01/09	1,860
1,160		8.550%, 07/15/09	1,162
2,200		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,175
		Bank of America Corp.,
300		4.900%, 05/01/13	282
2,520		5.625%, 10/14/16	2,179
145		5.650%, 05/01/18	130
1,510		5.750%, 08/15/16	1,278
1,455		5.750%, 12/01/17	1,299
1,023		7.400%, 01/15/11	1,044
5,173		7.800%, 02/15/10	5,287
		BHP Billiton Finance USA Ltd., (Australia),
405		5.400%, 03/29/17	413
400		5.500%, 04/01/14	427
		Caterpillar Financial Services Corp.,
800		4.850%, 12/07/12	807
660		4.900%, 08/15/13	655
560		5.500%, 03/15/16	536
1,300		6.200%, 09/30/13	1,335
300		7.050%, 10/01/18 (c)	304
510		7.150%, 02/15/19	515
		CIT Group, Inc.,
1,690		5.000%, 02/13/14	1,139
1,220		7.625%, 11/30/12	961
		Citigroup, Inc.,
856		4.700%, 05/29/15	719
1,015		5.000%, 09/15/14	882
2,025		5.125%, 05/05/14 (c)	1,835
2,112		5.625%, 08/27/12	1,975
1,540		6.000%, 08/15/17	1,370
225		8.500%, 05/22/19	233
		CME Group, Inc.,
3,166		5.400%, 08/01/13	3,278
100		5.750%, 02/15/14	106
1,045		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,054
200		Diageo Investment Corp., 9.000%, 08/15/11	221
		General Electric Capital Corp.,
791		4.625%, 09/15/09 (c)	798
5,825		5.250%, 10/19/12 (c)	5,899
2,500		5.400%, 02/15/17	2,307
5,030		5.625%, 05/01/18	4,804
1,000		5.650%, 06/09/14	996
7,314		5.875%, 02/15/12 (c)	7,515
300		5.875%, 01/14/38	243
6,912		6.000%, 06/15/12	7,214
3,126		6.125%, 02/22/11	3,272
2,094		6.750%, 03/15/32	1,871
3,110		Genworth Global Funding Trusts, 5.200%, 10/08/10	2,994
1,017		John Hancock Global Funding II, 7.900%, 07/02/10 (e)	1,040
1,658		MassMutual Global Funding II, 3.500%, 03/15/10 (e)	1,629
		National Rural Utilities Cooperative Finance Corp.,
635		4.750%, 03/01/14	640
200		10.375%, 11/01/18	240
2,637		New York Life Global Funding, 5.375%, 09/15/13 (e)	2,649
		Principal Life Global Funding I,
500		5.050%, 03/15/15 (e)	459
4,549		6.250%, 02/15/12 (e)	4,590
		Textron Financial Corp.,
1,079		5.125%, 02/03/11	972
640		5.400%, 04/28/13	514

			87,586

		Diversified Telecommunication Services — 1.4%
		AT&T, Inc.,
3,417		4.950%, 01/15/13	3,534
386		5.100%, 09/15/14	400
2,500		6.300%, 01/15/38	2,348
916		Bellsouth Capital Funding Corp., 7.750%, 02/15/10 (c)	955
468		BellSouth Corp., 5.200%, 09/15/14	486
1,169		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	1,200
		British Telecommunications plc, (United Kingdom),
2,500		5.150%, 01/15/13	2,463
3,160		8.625%, 12/15/10	3,354
105		Deutsche Telekom International Finance BV, (Netherlands), 8.750%,
		06/15/30	122
1,884		France Telecom S.A., (France), 7.750%, 03/01/11	2,049
2,294		Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	2,303
		Sprint Capital Corp.,
660		7.625%, 01/30/11	652
100		8.375%, 03/15/12	98
400		8.750%, 03/15/32	316
		Telecom Italia Capital S.A., (Luxembourg),
1,400		4.950%, 09/30/14	1,329
1,586		5.250%, 11/15/13	1,541
750		6.999%, 06/04/18	732
875		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	917
150		Telefonica Europe BV, (Netherlands), 7.750%, 09/15/10	159
1,052		TELUS Corp., (Canada), 8.000%, 06/01/11	1,131
		Verizon Communications, Inc.,
650		5.500%, 04/01/17 (c)	654
443		5.550%, 02/15/16	455
1,250		7.350%, 04/01/39	1,315
1,302		Verizon Florida LLC, 6.125%, 01/15/13	1,329
3,107		Verizon Global Funding Corp., 7.250%, 12/01/10	3,325
554		Verizon Maryland, Inc., 6.125%, 03/01/12	573
844		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	867
952		Verizon Virginia, Inc., 4.625%, 03/15/13	942

			35,549

		Electric Utilities — 1.3%
		Alabama Power Co.,
272		4.700%, 12/01/10	282
105		6.125%, 05/15/38	108
		Carolina Power & Light Co.,
868		5.125%, 09/15/13	921
105		5.300%, 01/15/19 (c)	107
1,421		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14 (c)	1,451
500		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17 (c)	537
305		Columbus Southern Power Co., 6.050%, 05/01/18	298
185		Connecticut Light & Power Co., 5.650%, 05/01/18	191
		Duke Energy Carolinas LLC,
650		5.100%, 04/15/18 (c)	656
745		5.625%, 11/30/12	797
728		6.250%, 01/15/12	790
1,310		Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,385
1,933		Exelon Generation Co. LLC, 6.950%, 06/15/11 (c)	2,038
250		FirstEnergy Corp., 7.375%, 11/15/31	217
		Florida Power & Light Co.,
410		5.950%, 10/01/33 (c)	416
330		5.950%, 02/01/38	336
		Florida Power Corp.,
280		5.650%, 06/15/18 (c)	295
220		6.400%, 06/15/38	234
		FPL Group Capital, Inc.,
255		5.350%, 06/15/13	267
670		6.000%, 03/01/19	697
260		7.875%, 12/15/15	299
		Georgia Power Co.,
200		5.950%, 02/01/39	202
225		6.000%, 11/01/13	246
100		Indiana Michigan Power Co., 7.000%, 03/15/19	104
100		Jersey Central Power & Light Co., 7.350%, 02/01/19	105
159		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	145
100		Midamerican Energy Co., 5.300%, 03/15/18	100
505		Nevada Power Co., 6.500%, 08/01/18	498
450		Nisource Finance Corp., 10.750%, 03/15/16	490
320		Ohio Power Co., 5.750%, 09/01/13	332
200		Oncor Electric Delivery Co., 5.950%, 09/01/13 (e)	204
		Pacific Gas & Electric Co.,
780		5.625%, 11/30/17	810
160		8.250%, 10/15/18 (c)	191
175		Pacificorp, 5.500%, 01/15/19	181
100		Peco Energy Co., 5.350%, 03/01/18	100
1,045		Potomac Electric Power Co., 6.500%, 11/15/37	1,054
300		Progress Energy, Inc., 6.050%, 03/15/14	312
964		PSEG Power LLC, 7.750%, 04/15/11	1,030
125		Public Service Co. of Colorado, 5.800%, 08/01/18	134
2,440		Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,156
		Public Service Electric & Gas Co.,
200		5.300%, 05/01/18	205
2,000		6.330%, 11/01/13	2,201
		Southern California Edison Co.,
160		4.150%, 09/15/14	163
760		5.500%, 08/15/18	790
391		5.750%, 03/15/14	424
200		5.950%, 02/01/38	202
1,135		6.050%, 03/15/39	1,161
250		Southern Co. (The), 4.150%, 05/15/14	250
		Spectra Energy Capital LLC,
1,595		5.500%, 03/01/14	1,551
500		6.200%, 04/15/18 (c)	481
		Virginia Electric and Power Co.,
1,005		5.100%, 11/30/12	1,050
1,320		5.400%, 04/30/18	1,351
610		5.950%, 09/15/17	650

			31,195

		Electronic Equipment, Instruments & Components — 0.0% (g)
580		Arrow Electronics, Inc., 6.875%, 07/01/13	569

		Energy Equipment & Services — 0.1%
1,550		Halliburton Co., 7.450%, 09/15/39	1,687

		Food & Staples Retailing — 0.2%
		Kroger Co. (The),
850		7.500%, 01/15/14	952
1,150		8.050%, 02/01/10	1,186
		Wal-Mart Stores, Inc.,
420		4.550%, 05/01/13	442
752		5.250%, 09/01/35	685
215		6.200%, 04/15/38	223
350		7.550%, 02/15/30	424

			3,912

		Food Products — 0.3%
76		Bunge Ltd. Finance Corp., 5.875%, 05/15/13	74
188		Bunge NA Finance LP, 5.900%, 04/01/17	165
		Cargill, Inc.,
400		5.200%, 01/22/13 (e)	402
100		6.375%, 06/01/12 (e)	105
850		7.350%, 03/06/19 (e)	885
325		General Mills, Inc., 6.000%, 02/15/12	349
		Kellogg Co.,
457		4.250%, 03/06/13	469
1,200		5.125%, 12/03/12	1,273
		Kraft Foods, Inc.,
1,440		6.125%, 02/01/18	1,470
635		6.500%, 08/11/17	663
345		6.750%, 02/19/14	375
600		6.875%, 02/01/38	607
500		6.875%, 01/26/39	506
350		7.000%, 08/11/37	359

			7,702

		Gas Utilities — 0.2%
		Atmos Energy Corp.,
105		5.125%, 01/15/13	103
250		8.500%, 03/15/19	277
325		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	292
697		KeySpan Gas East Corp., 7.875%, 02/01/10	722
375		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	385
		TransCanada Pipelines Ltd., (Canada),
975		4.000%, 06/15/13	972
550		6.200%, 10/15/37	516
250		6.500%, 08/15/18	267
1,100		7.250%, 08/15/38	1,166

			4,700

		Health Care Equipment & Supplies — 0.0% (g)
		Baxter International, Inc.,
380		4.000%, 03/01/14	386
215		4.625%, 03/15/15 (c)	213
100		Becton Dickinson and Co., 5.000%, 05/15/19	100

			699

		Health Care Providers & Services — 0.0% (g)
		WellPoint, Inc.,
168		5.875%, 06/15/17	160
113		7.000%, 02/15/19	116

			276

		Hotels, Restaurants & Leisure — 0.0% (g)
400		McDonald’s Corp., 4.300%, 03/01/13	416

		Household Products — 0.1%
66		Kimberly-Clark Corp., 7.500%, 11/01/18 (c)	78
1,075		Procter & Gamble - ESOP, 9.360%, 01/01/21	1,284
110		Procter & Gamble Co., 5.500%, 02/01/34	106

			1,468

		Industrial Conglomerates — 0.0% (g)
300		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	301

		Insurance — 0.8%
		American International Group, Inc.,
1,499		4.250%, 05/15/13	703
3,095		5.450%, 05/18/17	1,310
2,185		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,800
		Berkshire Hathaway Finance Corp.,
1,250		4.000%, 04/15/12 (e)	1,307
1,000		4.600%, 05/15/13	1,033
605		5.000%, 08/15/13	635
1,200		5.400%, 05/15/18	1,219
100		Chubb Corp. (The), 5.750%, 05/15/18	101
		Jackson National Life Global Funding,
820		5.375%, 05/08/13 (e)	741
1,695		6.125%, 05/30/12 (c) (e)	1,603
1,120		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	1,004
430		MetLife, Inc., 6.817%, 08/15/18	433
1,093		Metropolitan Life Global Funding I, 5.200%, 09/18/13 (e)	1,089
2,260		Monumental Global Funding II, 4.375%, 07/30/09 (e)	2,259
467		Nationwide Financial Services, 6.250%, 11/15/11	440
525		New York Life Global Funding, 4.650%, 05/09/13 (e)	518
410		Pacific Life Global Funding, 5.150%, 04/15/13 (e)	386
500		Principal Life Income Funding Trusts, 5.150%, 06/17/11	508
		Protective Life Secured Trusts,
835		4.000%, 10/07/09	833
2,365		4.000%, 04/01/11	2,340
205		Travelers Cos, Inc. (The), 5.800%, 05/15/18 (c)	211
300		Travelers Property Casualty Corp., 5.000%, 03/15/13	302

			20,775

		IT Services — 0.1%
1,020		Electronic Data Systems Corp., 6.000%, 08/01/13	1,097

		Machinery — 0.0% (g)
500		Eaton Corp., 5.600%, 05/15/18	467
285		Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	286
125		PACCAR, Inc., 6.375%, 02/15/12	129
130		Parker Hannifin Corp., 5.500%, 05/15/18	125

			1,007

		Media — 0.7%
250		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	287
624		Comcast Cable Communications LLC, 7.125%, 06/15/13	671
2,790		Comcast Cable Holdings LLC, 9.800%, 02/01/12	3,095
		Comcast Corp.,
1,000		5.300%, 01/15/14	1,017
1,484		5.500%, 03/15/11	1,552
1,845		5.900%, 03/15/16	1,864
700		Comcast Holdings Corp., 10.625%, 07/15/12	800
728		Cox Communications, Inc., 7.750%, 11/01/10	757
1,177		Historic TW, Inc., 9.150%, 02/01/23	1,240
488		Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	496
		Time Warner Cable, Inc.,
2,127		5.850%, 05/01/17	2,101
800		8.250%, 04/01/19	896
		Time Warner Entertainment Co. LP,
100		8.375%, 03/15/23	104
600		8.375%, 07/15/33	623
866		10.150%, 05/01/12	981
171		Time Warner, Inc., 7.700%, 05/01/32	157
825		Viacom, Inc., 6.250%, 04/30/16	789

			17,430

		Metals & Mining — 0.1%
		Alcoa, Inc.,
1,187		5.550%, 02/01/17	976
1,000		6.000%, 07/15/13	965
1,322		Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	1,291

			3,232

		Multiline Retail — 0.1%
		Target Corp.,
200		6.000%, 01/15/18	205
800		7.000%, 01/15/38	838

			1,043

		Multi-Utilities — 0.3%
		Dominion Resources, Inc.,
782		6.250%, 06/30/12	823
300		7.000%, 06/15/38	304
600		8.875%, 01/15/19	702
1,000		KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,071
375		PG&E Corp., 5.750%, 04/01/14	389
		Sempra Energy,
1,140		6.150%, 06/15/18	1,097
150		6.500%, 06/01/16	153
515		8.900%, 11/15/13	569
395		9.800%, 02/15/19	460
		Wisconsin Electric Power Co.,
450		6.000%, 04/01/14	478
265		6.250%, 12/01/15	280

			6,326

		Office Electronics — 0.0% (g)
100		Xerox Corp., 8.250%, 05/15/14	101

		Oil, Gas & Consumable Fuels — 0.8%
		Anadarko Petroleum Corp.,
1,800		7.625%, 03/15/14	1,931
260		8.700%, 03/15/19	290
		BP Capital Markets plc, (United Kingdom),
700		3.125%, 03/10/12	714
2,117		5.250%, 11/07/13	2,246
1,000		Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	919
1,500		Chevron Corp., 4.950%, 03/03/19	1,527
400		Conoco Funding Co., (Canada), 7.250%, 10/15/31	413
		ConocoPhillips,
200		5.200%, 05/15/18	198
450		5.750%, 02/01/19	463
150		6.000%, 01/15/20	156
200		6.500%, 02/01/39	206
1,760		8.750%, 05/25/10	1,881
100		Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	108
150		EnCana Corp., (Canada), 6.500%, 05/15/19	154
200		Kerr-McGee Corp., 6.950%, 07/01/24	175
410		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	440
		Marathon Oil Corp.,
900		5.900%, 03/15/18 (c)	861
1,525		6.000%, 10/01/17	1,494
600		Petro-Canada, (Canada), 6.800%, 05/15/38	547
1,225		Shell International Finance BV, (Netherlands), 6.375%, 12/15/38	1,353
250		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	225
125		Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	131
		XTO Energy, Inc.,
300		4.625%, 06/15/13	300
2,000		5.750%, 12/15/13	2,089

			18,821

		Paper & Forest Products — 0.0% (g)
471		Weyerhaeuser Co., 6.750%, 03/15/12	469

		Pharmaceuticals — 0.2%
250		Abbott Laboratories, 6.150%, 11/30/37	260
640		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	691
450		Eli Lilly & Co., 3.550%, 03/06/12	464
		GlaxoSmithKline Capital, Inc.,
450		4.375%, 04/15/14	462
750		4.850%, 05/15/13	780
530		6.375%, 05/15/38	560
2,000		Pfizer, Inc., 4.450%, 03/15/12	2,119
650		Schering-Plough Corp., 6.000%, 09/15/17	670

			6,006

		Real Estate Investment Trusts (REITs) — 0.1%
1,320		HRPT Properties Trust, 6.650%, 01/15/18	1,055
		Simon Property Group LP,
705		5.625%, 08/15/14	664
660		6.100%, 05/01/16	614
100		6.750%, 05/15/14 (c)	99

			2,432

		Real Estate Management & Development — 0.0% (g)
269		ERP Operating LP, 4.750%, 06/15/09	269

		Road & Rail — 0.2%
		Burlington Northern Santa Fe Corp.,
200		6.750%, 07/15/11	214
450		7.000%, 02/01/14	482
999		7.125%, 12/15/10	1,059
250		CSX Corp., 6.300%, 03/15/12	258
350		Erac USA Finance Co., 6.375%, 10/15/17 (e)	294
		Norfolk Southern Corp.,
500		6.750%, 02/15/11	530
355		7.700%, 05/15/17	389
		Union Pacific Corp.,
235		4.875%, 01/15/15	234
1,100		5.650%, 05/01/17	1,058
600		5.700%, 08/15/18	572

			5,090

		Software — 0.1%
		Oracle Corp.,
1,412		5.250%, 01/15/16	1,465
693		5.750%, 04/15/18	747
200		6.500%, 04/15/38	210

			2,422

		Specialty Retail — 0.1%
1,615		Home Depot, Inc., 5.400%, 03/01/16	1,584
585		Staples, Inc., 9.750%, 01/15/14 (c)	645

			2,229

		Thrifts & Mortgage Finance — 0.2%
		Countrywide Home Loans, Inc.,
2,865		4.000%, 03/22/11	2,769
180		4.125%, 09/15/09	179
1,100		Wachovia Mortgage FSB, 4.500%, 06/15/09	1,100

			4,048

		Water Utilities — 0.1%
1,100		American Water Capital Corp., 6.085%, 10/15/17	1,046

		Wireless Telecommunication Services — 0.2%
1,917		New Cingular Wireless Services, Inc., 7.875%, 03/01/11 (c)	2,084
1,315		Sprint Nextel Corp., 6.000%, 12/01/16	1,068
500		Verizon Wireless Capital LLC, 5.550%, 02/01/14 (e)	529
1,125		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,127

			4,808

		Total Corporate Bonds (Cost $436,278)	421,284

		Foreign Government Securities — 0.3%
377		Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	419
		United Mexican States, (Mexico),
1,432		6.375%, 01/16/13	1,547
856		6.625%, 03/03/15	931
3,328		7.500%, 04/08/33	3,677

		Total Foreign Government Securities (Cost $6,559)	6,574

		Mortgage Pass-Through Securities — 9.6%
		Federal Home Loan Mortgage Corp.,
2,208		ARM, 3.707%, 04/01/34	2,207
1,418		ARM, 4.196%, 12/01/33	1,427
112		ARM, 4.332%, 07/01/19	113
76		ARM, 4.539%, 04/01/30	77
1,502		ARM, 4.685%, 12/01/34	1,525
1,124		ARM, 5.168%, 02/01/36	1,167
1,210		ARM, 5.529%, 05/01/36	1,250
1,592		ARM, 5.657%, 11/01/36	1,656
1,771		ARM, 5.901%, 10/01/36	1,851
829		ARM, 5.930%, 02/01/37	867
4,807		ARM, 6.319%, 03/01/37	5,062
2,127		ARM, 6.667%, 10/01/36	2,247
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
7,974		4.000%, 06/01/13 - 05/01/19	8,133
509		4.500%, 08/01/18	526
2,164		5.000%, 12/01/18	2,257
624		5.500%, 07/01/14 - 06/01/17	654
186		6.000%, 04/01/18	196
1,997		6.500%, 08/01/16 - 02/01/19	2,112
668		7.000%, 01/01/17 - 04/01/17	705
135		7.500%, 09/01/10 - 11/01/15	140
56		8.500%, 11/01/15	65
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
445		6.000%, 12/01/22	470
1,220		6.500%, 11/01/22	1,313
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,381		4.000%, 10/01/33 - 09/01/35	6,313
2,517		5.000%, 09/01/34	2,584
6,538		5.500%, 10/01/33 - 07/01/35	6,785
1,050		6.000%, 12/01/33 - 01/01/34	1,106
5,256		6.500%, 11/01/34 - 11/01/36	5,612
1,912		7.000%, 07/01/32 - 10/01/36	2,053
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,220		5.500%, 10/01/33 - 01/01/34	1,258
369		7.000%, 07/01/29	391
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–	(h)	7.500%, 07/01/16	–	(h)
22		12.000%, 08/01/15 - 07/01/19	24
		Federal National Mortgage Association,
1,212		ARM, 2.962%, 05/01/34	1,213
1,580		ARM, 3.429%, 01/01/36	1,606
190		ARM, 3.677%, 09/01/27	190
627		ARM, 3.804%, 05/01/35	630
658		ARM, 3.838%, 07/01/34	662
303		ARM, 3.942%, 07/01/33	307
33		ARM, 3.961%, 03/01/19	33
204		ARM, 3.979%, 04/01/34	211
1,493		ARM, 4.009%, 07/01/33	1,498
5,160		ARM, 4.037%, 04/01/35	5,237
189		ARM, 4.075%, 03/01/29	187
1,924		ARM, 4.106%, 09/01/33	1,959
16		ARM, 4.142%, 01/01/19	16
1,806		ARM, 4.156%, 06/01/36	1,838
1,013		ARM, 4.205%, 04/01/34	1,039
401		ARM, 4.276%, 02/01/34	410
330		ARM, 4.445%, 01/01/36	340
2,853		ARM, 4.505%, 06/01/35	2,921
1,652		ARM, 4.508%, 04/01/35	1,678
460		ARM, 4.577%, 09/01/34	465
2,739		ARM, 4.633%, 08/01/34	2,773
1,741		ARM, 4.637%, 11/01/34	1,795
859		ARM, 4.689%, 11/01/34	877
1,847		ARM, 4.716%, 01/01/35	1,902
523		ARM, 4.751%, 09/01/35	544
2,256		ARM, 4.752%, 01/01/33	2,281
644		ARM, 4.796%, 11/01/33	655
1,837		ARM, 4.802%, 10/01/34	1,891
3,047		ARM, 4.829%, 01/01/35	3,074
1,239		ARM, 4.833%, 10/01/34	1,270
628		ARM, 4.899%, 02/01/35	647
1,074		ARM, 4.908%, 08/01/34	1,094
919		ARM, 4.910%, 09/01/34	939
2,344		ARM, 4.974%, 07/01/33	2,421
2,217		ARM, 5.009%, 05/01/35	2,301
619		ARM, 5.031%, 01/01/34	635
1,007		ARM, 5.139%, 10/01/34	1,025
4,195		ARM, 5.248%, 09/01/35	4,312
3,508		ARM, 5.346%, 01/01/38	3,641
2,298		ARM, 5.889%, 10/01/36	2,401
1,980		ARM, 5.960%, 07/01/36	2,065
		Federal National Mortgage Association, 15 Year, Single Family,
3,533		3.500%, 09/01/18 - 07/01/19	3,477
32,445		4.000%, 07/01/18 - 12/01/18	33,073
18,639		4.500%, 06/01/18 - 12/01/19	19,256
2,238		5.000%, 12/01/16 - 10/01/19	2,334
4,618		5.500%, 03/01/20 - 07/01/20	4,853
4,872		6.000%, 06/01/16 - 08/01/19	5,167
689		6.500%, 03/01/17 - 08/01/20	729
1,013		7.000%, 03/01/17 - 09/01/17	1,076
72		7.500%, 03/01/17	77
134		8.000%, 11/01/12 - 11/01/15	141
		Federal National Mortgage Association, 20 Year, Single Family,
823		4.500%, 04/01/24	837
89		6.000%, 02/01/14	94
4,276		6.500%, 05/01/22 - 04/01/25	4,601
		Federal National Mortgage Association, 30 Year FHA/VA,
174		6.000%, 09/01/33	184
328		6.500%, 03/01/29	352
57		7.000%, 02/01/33	63
104		8.000%, 06/01/28	115
115		9.000%, 05/01/18 - 12/01/25	126
		Federal National Mortgage Association, 30 Year, Single Family,
2,341		4.500%, 11/01/33 - 02/01/35	2,368
5,674		5.000%, 07/01/33 - 09/01/35	5,831
3,132		5.500%, 12/01/33 - 03/01/34	3,277
3,230		6.000%, 12/01/28 - 09/01/33	3,416
281		6.500%, 08/01/31	305
370		7.000%, 04/01/17 - 08/01/32	405
3,399		7.500%, 08/01/36 - 11/01/37	3,683
1,262		8.000%, 03/01/27 - 11/01/28	1,403
4		9.000%, 04/01/26	4
43		9.500%, 07/01/28	49
27		12.500%, 01/01/16	30
		Federal National Mortgage Association, Other,
4,468		4.000%, 09/01/13 - 11/01/33	4,451
1,924		4.500%, 11/01/14	1,976
1,443		5.500%, 06/01/12 - 09/01/33	1,480
3,152		6.500%, 01/01/36 - 07/01/36	3,364
473		7.000%, 10/01/46	510
215		10.890%, 04/15/19	241
		Government National Mortgage Association II, 30 Year, Single Family,
942		4.500%, 08/20/33	956
130		7.500%, 02/20/28 - 09/20/28	142
194		8.000%, 12/20/25 - 09/20/28	215
55		8.500%, 05/20/25	60
		Government National Mortgage Association, 15 Year, Single Family,
294		6.500%, 06/15/17 - 12/15/17	311
423		8.000%, 01/15/16	453
		Government National Mortgage Association, 30 Year, Single Family,
840		6.500%, 03/15/28 - 04/15/33	896
552		7.000%, 02/15/33 - 06/15/33	604
105		7.500%, 11/15/22 - 11/15/31	115
44		8.000%, 09/15/22 - 08/15/28	49
7		9.000%, 12/15/16	8
2,288		9.500%, 10/15/24	2,765

		Total Mortgage Pass-Through Securities (Cost $229,554)	239,051

		Supranational — 0.0% (g)
397		Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $403)	383

		U.S. Government Agency Securities — 0.7%
9,981		Federal Home Loan Bank System, 4.720%, 09/20/12	10,563
		Federal Home Loan Mortgage Corp.,
1,173		4.125%, 07/12/10	1,220
1,043		6.875%, 09/15/10	1,120
		Federal National Mortgage Association,
3,604		6.250%, 02/01/11	3,795
1,085		7.125%, 06/15/10 (c)	1,158

		Total U.S. Government Agency Securities Cost $17,057)	17,856

		U.S. Treasury Obligations — 14.6%
		U.S. Treasury Bonds,
1,046		6.250%, 08/15/23	1,269
200		7.500%, 11/15/16	257
1,881		7.875%, 02/15/21	2,555
614		8.125%, 05/15/21	851
8,550		8.750%, 05/15/17	11,790
3,600		8.875%, 08/15/17 (c)	5,019
5,425		9.250%, 02/15/16 (c)	7,515
1,169		9.875%, 11/15/15	1,655
		U.S. Treasury Bonds Coupon STRIPS,
10,447		02/15/11	10,303
16,105		02/15/13	14,929
31,778		02/15/14 (m)	28,171
13,250		05/15/14 (m)	11,633
24,565		08/15/14 (m)	21,347
23,253		11/15/14 (m)	20,009
15,680		02/15/15 (m)	13,389
3,626		05/15/15 (c)	3,056
13,603		08/15/15 (c)	11,374
28,397		11/15/15 (c)	23,359
51,421		02/15/16	41,622
12,825		05/15/16 (c)	10,202
4,786		08/15/16 (c)	3,735
11,137		11/15/16 (c)	8,597
15,254		02/15/17	11,558
21,746		05/15/17 (c)	16,335
5,165		08/15/17 (c)	3,823
18,789		11/15/17	13,670
16,910		05/15/18 (c)	12,054
6,982		02/15/19 (c)	4,777
700		05/15/20	439
2,750		08/15/20 (c)	1,694
678		02/15/22	382
5,487		02/15/23 (c)	2,941
		U.S. Treasury Bonds Principal STRIPS,
3,944		11/15/09 (c)	3,935
8,500		02/15/15 (c)	7,278
5,445		11/15/15 (c)	4,491
1,000		05/15/16 (c)	800
6,745		02/15/19	4,628
250		05/15/20	157
6,799		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	10,668
		U.S. Treasury Inflation Indexed Notes,
630		1.375%, 07/15/18	608
8,996		4.250%, 01/15/10	11,622

		Total U.S. Treasury Obligations (Cost $342,776)	364,497

		Total Long-Term Investments (Cost $2,417,456)	2,406,556

SHARES

		Short-Term Investment — 2.9%
		Investment Company — 2.9%
72,414		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.560% (b) (l) (Cost $72,414)	72,414

		Investment of Cash Collateral for Securities on Loan — 4.7%
		Investment Company — 4.7%
116,534		JPMorgan Prime Money Market Fund, Capital Shares, 0.570% (b) (l) (Cost $116,534)	116,534

		Total Investments — 104.3%
		(Cost $2,606,404)	2,595,504
		Liabilities in Excess of Other Assets — (4.3)%	(107,401)

		NET ASSETS — 100.0%	$2,488,103

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2009.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,441
Aggregate gross unrealized depreciation	(117,341)

Net unrealized appreciation/depreciation	$(10,900)

Federal income tax cost of investments	$2,606,404

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 188,948	$ —
Level 2 – Other significant observable inputs	2,406,556	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 2,595,504	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 99.1%
		Common Stocks — 99.1%
		Aerospace & Defense — 2.8%
26		Boeing Co.	1,155
14		General Dynamics Corp.	779
4		Goodrich Corp.	213
26		Honeywell International, Inc.	865
6		ITT Corp.	265
4		L-3 Communications Holdings, Inc.	309
12		Lockheed Martin Corp.	985
12		Northrop Grumman Corp.	552
5		Precision Castparts Corp.	410
14		Raytheon Co.	634
6		Rockwell Collins, Inc.	238
33		United Technologies Corp.	1,758

			8,163

		Air Freight & Logistics — 1.0%
6		C.H. Robinson Worldwide, Inc.	307
8		Expeditors International of
		Washington, Inc.	247
11		FedEx Corp.	612
35		United Parcel Service, Inc., Class B	1,805

			2,971

		Airlines — 0.1%
26		Southwest Airlines Co.	177

		Auto Components — 0.2%
9		Goodyear Tire & Rubber Co. (The) (a)	98
21		Johnson Controls, Inc. (c)	420

			518

		Automobiles — 0.3%
112		Ford Motor Co. (a)	645
22		General Motors Corp. (a) (c)	16
8		Harley-Davidson, Inc. (c)	141

			802

		Beverages — 2.6%
3		Brown-Forman Corp., Class B	153
71		Coca-Cola Co. (The)	3,470
11		Coca-Cola Enterprises, Inc.	187
7		Constellation Brands, Inc., Class A (a)	80
9		Dr. Pepper Snapple Group, Inc. (a)	195
5		Molson Coors Brewing Co., Class B	234
5		Pepsi Bottling Group, Inc.	158
55		PepsiCo, Inc.	2,873

			7,350

		Biotechnology — 1.8%
37		Amgen, Inc. (a)	1,831
11		Biogen Idec, Inc. (a)	546
16		Celgene Corp. (a)	688
2		Cephalon, Inc. (a) (c)	142
10		Genzyme Corp. (a)	569
32		Gilead Sciences, Inc. (a)	1,393

			5,169

		Building Products — 0.0% (g)
13		Masco Corp.	132

		Capital Markets — 2.9%
8		Ameriprise Financial, Inc.	234
41		Bank of New York Mellon Corp. (The)	1,132
33		Charles Schwab Corp. (The)	585
20		E*Trade Financial Corp. (a) (c)	29
3		Federated Investors, Inc., Class B	79
5		Franklin Resources, Inc. (c)	359
18		Goldman Sachs Group, Inc. (The)	2,576
14		Invesco Ltd.	226
6		Janus Capital Group, Inc. (c)	57
5		Legg Mason, Inc. (c)	98
43		Morgan Stanley	1,312
8		Northern Trust Corp. (c)	488
17		State Street Corp.	797
9		T. Rowe Price Group, Inc. (c)	368

			8,340

		Chemicals — 1.9%
7		Air Products & Chemicals, Inc.	482
2		CF Industries Holdings, Inc.	133
37		Dow Chemical Co. (The)	661
32		E.l. du Pont de Nemours & Co. (c)	911
3		Eastman Chemical Co.	107
6		Ecolab, Inc.	222
3		International Flavors & Fragrances, Inc.	89
19		Monsanto Co.	1,596
6		PPG Industries, Inc.	259
11		Praxair, Inc.	797
4		Sigma-Aldrich Corp.	210

			5,467

		Commercial Banks — 2.7%
22		BB&T Corp.	504
5		Comerica, Inc.	116
20		Fifth Third Bancorp (c)	141
7		First Horizon National Corp.	91
13		Huntington Bancshares, Inc. (c)	51
18		KeyCorp	88
3		M&T Bank Corp. (c)	139
9		Marshall & Ilsley Corp.	62
15		PNC Financial Services Group, Inc.	691
39		Regions Financial Corp. (c)	163
13		SunTrust Banks, Inc.	166
67		U.S. Bancorp	1,290
162		Wells Fargo & Co. (c)	4,141
4		Zions Bancorp (c)	56

			7,699

		Commercial Services & Supplies — 0.5%
4		Avery Dennison Corp.	110
5		Cintas Corp.	109
6		Iron Mountain, Inc. (a)	174
7		Pitney Bowes, Inc. (c)	167
7		R.R. Donnelley & Sons Co. (c)	98
11		Republic Services, Inc.	260
3		Stericycle, Inc. (a)	151
17		Waste Management, Inc.	481

			1,550

		Communications Equipment — 2.9%
3		Ciena Corp. (a) (c)	35
207		Cisco Systems, Inc. (a)	3,829
55		Corning, Inc.	811
5		Harris Corp.	147
1		Harris Stratex Networks, Inc., Class A (a)	6
8		JDS Uniphase Corp. (a)	41
19		Juniper Networks, Inc. (a)	458
81		Motorola, Inc.	489
58		QUALCOMM, Inc.	2,550
14		Tellabs, Inc. (a)	78

			8,444

		Computers & Peripherals — 5.1%
32		Apple, Inc. (a)	4,289
61		Dell, Inc. (a)	711
71		EMC Corp. (a)	838
85		Hewlett-Packard Co.	2,919
48		International Business Machines Corp.	5,057
3		Lexmark International, Inc., Class A (a)	45
12		NetApp, Inc. (a)	229
4		QLogic Corp. (a)	59
8		SanDisk Corp. (a)	126
26		Sun Microsystems, Inc. (a)	238
6		Teradata Corp. (a)	132

			14,643

		Construction & Engineering — 0.2%
6		Fluor Corp. (c)	303
4		Jacobs Engineering Group, Inc. (a)	187

			490

		Construction Materials — 0.1%
4		Vulcan Materials Co.	173

		Consumer Finance — 0.6%
42		American Express Co.	1,032
16		Capital One Financial Corp.	388
17		Discover Financial Services	163
17		SLM Corp. (a)	110

			1,693

		Containers & Packaging — 0.2%
3		Ball Corp.	132
4		Bemis Co., Inc.	89
6		Owens-Illinois, Inc. (a)	170
5		Pactiv Corp. (a)	104
6		Sealed Air Corp.	112

			607

		Distributors — 0.1%
6		Genuine Parts Co.	189

		Diversified Consumer Services — 0.1%
4		Apollo Group, Inc., Class A (a) (c)	224
12		H&R Block, Inc.	176

			400

		Diversified Financial Services — 3.6%
271		Bank of America Corp.	3,058
14		CIT Group, Inc. (c)	53
194		Citigroup, Inc. (c)	722
2		CME Group, Inc.	757
3		IntercontinentalExchange, Inc. (a) (c)	278
133		JPMorgan Chase & Co. (q)	4,918
6		Leucadia National Corp. (a)	134
7		Moody’s Corp. (c)	185
5		NASDAQ OMX Group, Inc. (The) (a)	103
9		NYSE Euronext	275

			10,483

		Diversified Telecommunication Services — 3.1%
209		AT&T, Inc.	5,181
4		CenturyTel, Inc. (c)	110
5		Embarq Corp.	212
11		Frontier Communications Corp.	80
52		Qwest Communications International, Inc. (c)	227
101		Verizon Communications, Inc.	2,948
16		Windstream Corp.	132

			8,890

		Electric Utilities — 2.2%
6		Allegheny Energy, Inc.	150
17		American Electric Power Co., Inc.	435
45		Duke Energy Corp.	643
12		Edison International	338
7		Entergy Corp.	501
23		Exelon Corp.	1,121
11		FirstEnergy Corp.	409
15		FPL Group, Inc.	820
6		Northeast Utilities	127
8		Pepco Holdings, Inc.	101
4		Pinnacle West Capital Corp.	99
13		PPL Corp.	432
10		Progress Energy, Inc.	347
28		Southern Co. (c)	783

			6,306

		Electrical Equipment — 0.4%
6		Cooper Industries Ltd., Class A	195
27		Emerson Electric Co.	859
5		Rockwell Automation, Inc. (c)	154

			1,208

		Electronic Equipment, Instruments & Components — 0.3%
12		Agilent Technologies, Inc. (a)	228
6		Amphenol Corp., Class A	203
5		FLIR Systems, Inc. (a)	120
8		Jabil Circuit, Inc.	59
5		Molex, Inc.	75
16		Tyco Electronics Ltd., (Bermuda)	282

			967

		Energy Equipment & Services — 1.9%
11		Baker Hughes, Inc.	428
10		BJ Services Co. (c)	162
8		Cameron International Corp. (a)	240
2		Diamond Offshore Drilling, Inc. (c)	208
5		ENSCO International, Inc.	196
32		Halliburton Co.	729
10		Nabors Industries Ltd., (Bermuda) (a)	179
15		National Oilwell Varco, Inc. (a)	572
4		Rowan Cos., Inc.	82
42		Schlumberger Ltd.	2,427
8		Smith International, Inc.	227

			5,450

		Food & Staples Retailing — 3.1%
15		Costco Wholesale Corp.	745
52		CVS/Caremark Corp.	1,538
23		Kroger Co. (The)	528
15		Safeway, Inc.	308
8		SUPERVALU, Inc. (c)	125
21		SYSCO Corp.	501
35		Walgreen Co.	1,042
79		Wal-Mart Stores, Inc.	3,944
5		Whole Foods Market, Inc. (c)	94

			8,825

		Food Products — 1.7%
23		Archer-Daniels-Midland Co.	626
7		Campbell Soup Co.	201
16		ConAgra Foods, Inc.	295
6		Dean Foods Co. (a)	118
12		General Mills, Inc.	595
11		H.J. Heinz Co.	408
6		Hershey Co. (The)	207
2		Hormel Foods Corp.	86
4		JM Smucker Co. (The)	169
9		Kellogg Co. (c)	387
52		Kraft Foods, Inc., Class A	1,360
5		McCormick & Co., Inc. (Non-Voting)	141
25		Sara Lee Corp.	222
11		Tyson Foods, Inc., Class A	143

			4,958

		Gas Utilities — 0.2%
5		EQT Corp.	173
2		Nicor, Inc.	50
6		Questar Corp.	209

			432

		Health Care Equipment & Supplies — 2.2%
22		Baxter International, Inc.	1,115
9		Becton, Dickinson & Co.	576
53		Boston Scientific Corp. (a)	501
4		C.R. Bard, Inc.	252
18		Covidien Ltd., (Bermuda)	638
5		DENTSPLY International, Inc.	154
6		Hospira, Inc. (a)	195
1		Intuitive Surgical, Inc. (a) (c)	208
40		Medtronic, Inc.	1,362
12		St. Jude Medical, Inc. (a)	479
8		Stryker Corp.	324
4		Varian Medical Systems, Inc. (a)	158
8		Zimmer Holdings, Inc. (a)	352

			6,314

		Health Care Providers & Services — 2.1%
16		Aetna, Inc.	431
5		AmerisourceBergen Corp.	200
13		Cardinal Health, Inc.	457
10		CIGNA Corp.	213
5		Coventry Health Care, Inc. (a)	95
4		DaVita, Inc. (a)	166
9		Express Scripts, Inc. (a)	562
6		Humana, Inc. (a)	188
4		Laboratory Corp. of America Holdings (a)	234
10		McKesson Corp.	400
17		Medco Health Solutions, Inc. (a)	799
3		Patterson Cos., Inc. (a) (c)	67
5		Quest Diagnostics, Inc.	286
15		Tenet Healthcare Corp. (a)	53
43		UnitedHealth Group, Inc.	1,147
18		WellPoint, Inc. (a)	823

			6,121

		Health Care Technology — 0.0% (g)
6		IMS Health, Inc.	77

		Hotels, Restaurants & Leisure — 1.6%
16		Carnival Corp.	395
5		Darden Restaurants, Inc.	176
10		International Game Technology	182
10		Marriott International, Inc., Class A (c)	243
39		McDonald’s Corp.	2,330
26		Starbucks Corp. (a)	375
6		Starwood Hotels & Resorts Worldwide, Inc.	158
6		Wyndham Worldwide Corp.	74
2		Wynn Resorts Ltd. (a) (c)	88
16		Yum! Brands, Inc.	565

			4,586

		Household Durables — 0.4%
2		Black & Decker Corp.	68
4		Centex Corp.	37
10		D.R. Horton, Inc.	90
5		Fortune Brands, Inc.	186
2		Harman International Industries, Inc.	39
3		KB Home (c)	40
6		Leggett & Platt, Inc.	82
5		Lennar Corp., Class A (c)	48
10		Newell Rubbermaid, Inc. (c)	113
8		Pulte Homes, Inc. (c)	67
2		Snap-On, Inc. (c)	63
3		Stanley Works (The)	100
3		Whirlpool Corp. (c)	110

			1,043

		Household Products — 2.6%
5		Clorox Co.	259
18		Colgate-Palmolive Co.	1,172
15		Kimberly-Clark Corp.	762
104		Procter & Gamble Co.	5,398

			7,591

		Independent Power Producers & Energy Traders — 0.2%
24		AES Corp. (The) (a)	236
7		Constellation Energy Group, Inc.	193
18		Dynegy, Inc., Class A (a)	36

			465

		Industrial Conglomerates — 2.3%
25		3M Co.	1,405
375		General Electric Co.	5,048
9		Textron, Inc.	108

			6,561

		Insurance — 2.4%
17		Aflac, Inc.	589
19		Allstate Corp. (The)	489
95		American International Group, Inc. (c)	161
10		AON Corp.	349
4		Assurant, Inc.	99
12		Chubb Corp. (The)	495
6		Cincinnati Financial Corp.	130
15		Genworth Financial, Inc., Class A	91
12		Hartford Financial Services Group,
		Inc.	166
9		Lincoln National Corp.	172
13		Loews Corp.	347
18		Marsh & McLennan Cos., Inc.	346
6		MBIA, Inc. (a) (c)	39
29		MetLife, Inc.	914
11		Principal Financial Group, Inc.	244
24		Progressive Corp. (The) (a)	387
15		Prudential Financial, Inc.	600
3		Torchmark Corp.	120
21		Travelers Cos., Inc. (The)	843
12		Unum Group (c)	201
12		XL Capital Ltd., (Bermuda), Class A (c)	123

			6,905

		Internet & Catalog Retail — 0.4%
11		Amazon.com, Inc. (a)	889
7		Expedia, Inc. (a)	129

			1,018

		Internet Software & Services — 1.8%
6		Akamai Technologies, Inc. (a)	134
38		eBay, Inc. (a)	673
8		Google, Inc., Class A (a)	3,546
7		VeriSign, Inc. (a) (c)	160
49		Yahoo!, Inc. (a)	783

			5,296

		IT Services — 1.1%
3		Affiliated Computer Services, Inc., Class A (a)	155
18		Automatic Data Processing, Inc.	681
10		Cognizant Technology Solutions
		Corp., Class A (a)	261
5		Computer Sciences Corp. (a)	228
4		Convergys Corp. (a)	40
7		Fidelity National Information Services, Inc.	130
6		Fiserv, Inc. (a)	234
3		MasterCard, Inc., Class A (c)	453
11		Paychex, Inc.	312
7		Total System Services, Inc.	96
25		Western Union Co. (The)	444

			3,034

		Leisure Equipment & Products — 0.1%
10		Eastman Kodak Co.	25
4		Hasbro, Inc.	112
13		Mattel, Inc. (c)	198

			335

		Life Sciences Tools & Services — 0.4%
6		Life Technologies Corp. (a)	239
2		Millipore Corp. (a)	124
4		PerkinElmer, Inc.	67
15		Thermo Fisher Scientific, Inc. (a)	577
3		Waters Corp. (a)	149

			1,156

		Machinery — 1.5%
21		Caterpillar, Inc. (c)	756
7		Cummins, Inc.	232
9		Danaher Corp.	546
15		Deere & Co. (c)	652
7		Dover Corp.	207
6		Eaton Corp.	255
2		Flowserve Corp.	146
14		Illinois Tool Works, Inc. (c)	440
11		Ingersoll-Rand Co., Ltd., (Bermuda), Class A	229
5		Manitowoc Co., Inc. (The)	30
13		PACCAR, Inc. (c)	384
4		Pall Corp.	107
6		Parker Hannifin Corp.	241

			4,225

		Media — 2.5%
24		CBS Corp., Class B	178
102		Comcast Corp., Class A	1,407
19		DIRECTV Group, Inc. (The) (a) (c)	422
8		Gannett Co., Inc. (c)	39
17		Interpublic Group of Cos., Inc. (The) (a)	88
11		McGraw-Hill Cos., Inc. (The)	335
1		Meredith Corp.	34
4		New York Times Co. (The), Class A (c)	27
82		News Corp., Class A	798
11		Omnicom Group, Inc.	336
3		Scripps Networks Interactive, Inc., Class A	89
12		Time Warner Cable, Inc.	385
42		Time Warner, Inc.	993
22		Viacom, Inc., Class B (a)	477
66		Walt Disney Co. (The)	1,594
–	(h)	Washington Post Co. (The), Class B	77

			7,279

		Metals & Mining — 1.0%
4		AK Steel Holding Corp.	56
34		Alcoa, Inc.	311
3		Allegheny Technologies, Inc.	122
15		Freeport-McMoRan Copper & Gold, Inc.	795
17		Newmont Mining Corp.	848
11		Nucor Corp.	489
3		Titanium Metals Corp.	28
5		United States Steel Corp.	169

			2,818

		Multiline Retail — 0.8%
3		Big Lots, Inc. (a)	67
5		Family Dollar Stores, Inc.	150
8		J.C. Penney Co., Inc.	206
11		Kohl’s Corp. (a)	459
15		Macy’s, Inc.	174
6		Nordstrom, Inc. (c)	111
2		Sears Holdings Corp. (a) (c)	111
27		Target Corp.	1,049

			2,327

		Multi-Utilities — 1.3%
8		Ameren Corp.	175
12		CenterPoint Energy, Inc.	125
8		CMS Energy Corp. (c)	91
10		Consolidated Edison, Inc.	344
21		Dominion Resources, Inc.	658
6		DTE Energy Co.	175
3		Integrys Energy Group, Inc.	74
10		NiSource, Inc.	104
13		PG&E Corp.	476
18		Public Service Enterprise Group, Inc.	572
4		SCANA Corp.	129
9		Sempra Energy	394
8		TECO Energy, Inc. (c)	85
4		Wisconsin Energy Corp.	164
16		Xcel Energy, Inc.	276

			3,842

		Office Electronics — 0.1%
31		Xerox Corp.	208

		Oil, Gas & Consumable Fuels — 11.0%
17		Anadarko Petroleum Corp.	830
12		Apache Corp.	1,000
4		Cabot Oil & Gas Corp.	129
20		Chesapeake Energy Corp.	452
71		Chevron Corp.	4,740
52		ConocoPhillips	2,406
6		Consol Energy, Inc.	264
9		Denbury Resources, Inc. (a)	151
16		Devon Energy Corp.	995
25		El Paso Corp.	242
9		EOG Resources, Inc.	648
175		Exxon Mobil Corp.	12,153
10		Hess Corp.	670
25		Marathon Oil Corp.	800
3		Massey Energy Co.	69
7		Murphy Oil Corp.	399
6		Noble Energy, Inc.	365
29		Occidental Petroleum Corp.	1,928
9		Peabody Energy Corp.	322
4		Pioneer Natural Resources Co. (c)	115
6		Range Resources Corp. (c)	254
12		Southwestern Energy Co. (a)	530
23		Spectra Energy Corp.	366
4		Sunoco, Inc.	126
5		Tesoro Corp. (c)	83
18		Valero Energy Corp.	410
21		Williams Cos., Inc. (The)	345
21		XTO Energy, Inc.	879

			31,671

		Paper & Forest Products — 0.2%
15		International Paper Co.	218
6		MeadWestvaco Corp.	97
7		Weyerhaeuser Co.	251

			566

		Personal Products — 0.2%
15		Avon Products, Inc.	402
4		Estee Lauder Cos., Inc. (The), Class A	136

			538

		Pharmaceuticals — 7.2%
55		Abbott Laboratories	2,469
11		Allergan, Inc.	481
70		Bristol-Myers Squibb Co.	1,398
36		Eli Lilly & Co.	1,240
11		Forest Laboratories, Inc. (a)	253
98		Johnson & Johnson	5,410
9		King Pharmaceuticals, Inc. (a)	83
75		Merck & Co., Inc.	2,062
11		Mylan, Inc. (a) (c)	143
239		Pfizer, Inc.	3,634
58		Schering-Plough Corp.	1,407
4		Watson Pharmaceuticals, Inc. (a)	112
47		Wyeth	2,118
0
			20,810

		Professional Services — 0.2%
2		Dun & Bradstreet Corp.	155
4		Equifax, Inc.	122
5		Monster Worldwide, Inc. (a)	53
5		Robert Half International, Inc. (c)	115

			445

		Real Estate Investment Trusts (REITs) — 1.0%
4		Apartment Investment & Management Co., Class A	39
3		AvalonBay Communities, Inc.	174
4		Boston Properties, Inc. (c)	208
10		Equity Residential	236
10		HCP, Inc.	224
4		Health Care REIT, Inc. (c)	135
21		Host Hotels & Resorts, Inc.	197
11		Kimco Realty Corp.	129
6		Plum Creek Timber Co., Inc. (c)	203
15		ProLogis	126
4		Public Storage	296
10		Simon Property Group, Inc. (c)	515
6		Ventas, Inc.	168
5		Vornado Realty Trust	255

			2,905

		Real Estate Management & Development — 0.0% (g)
8		CB Richard Ellis Group, Inc., Class A (a) (c)	58

		Road & Rail — 0.9%
10		Burlington Northern Santa Fe Corp.	715
14		CSX Corp.	450
13		Norfolk Southern Corp.	483
2		Ryder System, Inc.	56
18		Union Pacific Corp.	879

			2,583

		Semiconductors & Semiconductor Equipment — 2.4%
20		Advanced Micro Devices, Inc. (a) (c)	90
10		Altera Corp.	177
10		Analog Devices, Inc.	252
47		Applied Materials, Inc.	531
15		Broadcom Corp., Class A (a)	384
197		Intel Corp.	3,101
6		KLA-Tencor Corp.	163
8		Linear Technology Corp.	184
23		LSI Corp. (a)	103
8		MEMC Electronic Materials, Inc. (a)	153
6		Microchip Technology, Inc. (c)	139
29		Micron Technology, Inc. (a)	148
7		National Semiconductor Corp.	96
3		Novellus Systems, Inc. (a)	62
19		NVIDIA Corp. (a)	199
6		Teradyne, Inc. (a)	44
45		Texas Instruments, Inc.	878
10		Xilinx, Inc. (c)	201

			6,905

		Software — 3.9%
19		Adobe Systems, Inc. (a)	524
8		Autodesk, Inc. (a)	172
7		BMC Software, Inc. (a)	223
14		CA, Inc.	244
6		Citrix Systems, Inc. (a)	201
9		Compuware Corp. (a)	67
11		Electronic Arts, Inc. (a)	262
11		Intuit, Inc. (a)	310
5		McAfee, Inc. (a)	215
271		Microsoft Corp.	5,664
12		Novell, Inc. (a)	51
136		Oracle Corp.	2,664
4		Salesforce.com, Inc. (a) (c)	142
29		Symantec Corp. (a)	454

			11,193

		Specialty Retail — 1.9%
3		Abercrombie & Fitch Co., Class A (c)	93
4		AutoNation, Inc. (a) (c)	61
1		AutoZone, Inc. (a)	205
9		Bed Bath & Beyond, Inc. (a)	259
12		Best Buy Co., Inc.	422
6		GameStop Corp., Class A (a)	145
17		Gap, Inc. (The) (c)	295
60		Home Depot, Inc.	1,392
10		Limited Brands, Inc.	120
52		Lowe’s Cos., Inc.	988
10		Office Depot, Inc. (a)	45
5		O’Reilly Automotive, Inc. (a) (c)	173
4		RadioShack Corp.	60
3		Sherwin-Williams Co. (The)	184
25		Staples, Inc.	517
4		Tiffany & Co. (c)	124
15		TJX Cos., Inc.	436

			5,519

		Textiles, Apparel & Luxury Goods — 0.5%
11		Coach, Inc. (a)	299
14		Nike, Inc., Class B	783
2		Polo Ralph Lauren Corp.	108
3		V.F. Corp.	178

			1,368

		Thrifts & Mortgage Finance — 0.2%
19		Hudson City Bancorp, Inc.	238
12		People’s United Financial, Inc.	195

			433

		Tobacco — 1.7%
73		Altria Group, Inc.	1,252
6		Lorillard, Inc.	407
71		Philip Morris International, Inc.	3,030
6		Reynolds American, Inc.	240

			4,929

		Trading Companies & Distributors — 0.1%
5		Fastenal Co. (c)	152
2		W.W. Grainger, Inc.	178

			330

		Wireless Telecommunication Services — 0.3%
14		American Tower Corp., Class A (a)	449
102		Sprint Nextel Corp. (a)	523

			972

		Total Common Stocks (Cost $349,283)	284,922

		Investment Company — 0.0% (g)
1		SPDR Trust, Series 1, (Cost $51)	56

		Total Long-Term Investments (Cost $349,334)	284,978

		Short-Term Investments — 0.8%
		Investment Company — 0.6%
1,768		JPMorgan Liquid Assets Money
		Market Fund, Institutional Class Shares, 0.560% (b) (l) (m) (Cost $1,768)	1,768

PRINCIPAL
AMOUNT($)

	U.S. Treasury Obligation — 0.2%
475	U.S. Treasury Bill, 0.144%, 06/11/09 (k) (n) (Cost $475)	475

	Total Short-Term Investments (Cost $2,243)	2,243

	Investments of Cash Collateral for Securities on Loan — 5.0%
	Corporate Notes — 0.8%
1,000	BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	985
1,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	981
500	Monumental Global Funding III, VAR, 0.711%, 05/24/10 (e)	478

		2,444

SHARES

	Investment Company — 4.2%
11,948	JPMorgan Prime Money Market Fund, Capital Shares, 0.570% (b) (l)	11,948

	Total Investments of Cash Collateral for Securities on Loan (Cost $14,448)	14,392

	Total Investments — 104.9% (Cost $366,025)	301,613
	Liabilities in Excess of Other Assets — (4.9)%	(14,093)

	NET ASSETS — 100.0%	$287,520

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

10	S&P 500 Index	06/30/09	$2,295	$281

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SPDR —	Standard & Poor’s Depository Receipts

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,818
Aggregate gross unrealized depreciation	(92,230)

Net unrealized appreciation/depreciation	$(64,412)

Federal income tax cost of investments.	$366,025

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 298,694	$ 281	$ -
Level 2 - Other significant observable inputs	2,919	-	-
Level 3 - Significant unobservable inputs	-	-	-
Total	$ 301,613	$ 281	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 96.7%
		Asset-Backed Securities — 2.0%
		AmeriCredit Automobile Receivables Trust,
110		Series 2005-BM, Class A4, VAR, 0.494%, 05/06/12	105
170		Series 2006-BG, Class A3, 5.210%, 10/06/11	169
800		Series 2006-BG, Class A4, 5.210%, 09/06/13	739
119		Series 2007-CM, Class A3B, VAR, 0.444%, 05/07/12	117
104		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.679%, 04/25/36 (i)	64
118		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%,04/15/12	118
860		Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	819
1		CNH Equipment Trust, Series 2007-A, Class A3, 4.990%, 10/15/10	1
83		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1,
		Class AF2, SUB, 5.236%, 01/25/36	55
		Ford Credit Auto Owner Trust,
1,200		Series 2006-B, Class A4, 5.250%, 09/15/11	1,234
300		Series 2007-B, Class A3A, 5.150%, 11/15/11	308
131		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	76
		Honda Auto Receivables Owner Trust,
315		Series 2009-2, Class A3, 2.790%, 01/15/13	317
100		Series 2009-2, Class A4, 4.430%, 07/15/15	101
500		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	502
		MBNA Credit Card Master Note Trust,
407		Series 2002-C1, Class C1, 6.800%, 07/15/14	383
253		Series 2003-C1, Class C1, VAR, 2.044%, 06/15/12	244
445		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	446
226		World Omni Auto Receivables Trust, Series 2007-B, Class A3A, 5.280%, 01/17/12	230

		Total Asset-Backed Securities (Cost $6,311)	6,028

		Collateralized Mortgage Obligations — 39.7%
		Agency CMO — 33.5%
128		Federal Home Loan Mortgage Corp. - Government National Mortgage
		Association, Series 24, Class ZE, 6.250%, 11/25/23	137
		Federal Home Loan Mortgage Corp. REMICS,
13		Series 11, Class D, 9.500%, 07/15/19	14
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	–	(h)
6		Series 46, Class B, 7.800%, 09/15/20	7
2		Series 47, Class F, 10.000%, 06/15/20	2
–	(h)	Series 85, Class C, 8.600%, 01/15/21	–	(h)
6		Series 99, Class Z, 9.500%, 01/15/21	7
29		Series 114, Class H, 6.950%, 01/15/21	32
2		Series 1079, Class S, HB, IF, 32.725%, 05/15/21	3
2		Series 1084, Class F, VAR, 1.325%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 43.537%, 05/15/21	2
15		Series 1144, Class KB, 8.500%, 09/15/21	17
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF, 1,153.506%, 01/15/22	3
23		Series 1206, Class IA, 7.000%, 03/15/22	23
129		Series 1212, Class IZ, 8.000%, 02/15/22	133
15		Series 1250, Class J, 7.000%, 05/15/22	16
46		Series 1343, Class LA, 8.000%, 08/15/22	51
197		Series 1466, Class PZ, 7.500%, 02/15/23	211
3		Series 1470, Class F, VAR, 2.627%, 02/15/23	3
80		Series 1491, Class I, 7.500%, 04/15/23	81
78		Series 1518, Class G, IF, 8.702%, 05/15/23	81
70		Series 1541, Class O, VAR, 2.400%, 07/15/23	70
37		Series 1558, Class D, 6.500%, 07/15/23	38
3		Series 1602, Class SA, HB, IF, 21.531%, 10/15/23	4
197		Series 1607, Class H, 6.250%, 10/15/13	200
258		Series 1608, Class L, 6.500%, 09/15/23	279
232		Series 1609, Class LG, IF, 16.521%, 11/15/23	269
54		Series 1611, Class JA, VAR, 1.625%, 08/15/23	54
50		Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	53
4		Series 1671, Class L, 7.000%, 02/15/24	4
1		Series 1685, Class Z, 6.000%, 11/15/23	1
32		Series 1700, Class GA, PO, 02/15/24	29
405		Series 1706, Class K, 7.000%, 03/15/24	438
1,000		Series 1720, Class PL, 7.500%, 04/15/24	1,083
26		Series 1745, Class D, 7.500%, 08/15/24	28
86		Series 1798, Class F, 5.000%, 05/15/23	89
4		Series 1807, Class G, 9.000%, 10/15/20	4
350		Series 1927, Class PH, 7.500%, 01/15/27	377
166		Series 1981, Class Z, 6.000%, 05/15/27	177
51		Series 1987, Class PE, 7.500%, 09/15/27	51
83		Series 2025, Class PE, 6.300%, 01/15/13	84
26		Series 2033, Class SN, HB, IF, 24.125%, 03/15/24	10
70		Series 2038, Class PN, IO, 7.000%, 03/15/28	7
307		Series 2040, Class PE, 7.500%, 03/15/28	314
110		Series 2056, Class TD, 6.500%, 05/15/18	119
446		Series 2063, Class PG, 6.500%, 06/15/28	472
61		Series 2064, Class TE, 7.000%, 06/15/28	65
300		Series 2075, Class PH, 6.500%, 08/15/28	321
291		Series 2075, Class PM, 6.250%, 08/15/28	310
79		Series 2089, Class PJ, IO, 7.000%, 10/15/28	12
48		Series 2102, Class TC, 6.000%, 12/15/13	51
269		Series 2115, Class PE, 6.000%, 01/15/14	284
238		Series 2125, Class JZ, 6.000%, 02/15/29	254
31		Series 2163, Class PC, IO, 7.500%, 06/15/29	5
506		Series 2169, Class TB, 7.000%, 06/15/29	547
202		Series 2172, Class QC, 7.000%, 07/15/29	219
2		Series 2196, Class TL, 7.500%, 11/15/29	2
107		Series 2201, Class C, 8.000%, 11/15/29	116
204		Series 2210, Class Z, 8.000%, 01/15/30	221
86		Series 2224, Class CB, 8.000%, 03/15/30	90
123		Series 2256, Class MC, 7.250%, 09/15/30	132
183		Series 2259, Class ZM, 7.000%, 10/15/30	196
145		Series 2271, Class PC, 7.250%, 12/15/30	149
202		Series 2283, Class K, 6.500%, 12/15/23	220
84		Series 2296, Class PD, 7.000%, 03/15/31	89
43		Series 2306, Class K, PO, 05/15/24	37
105		Series 2306, Class SE, IF, IO, 7.730%, 05/15/24	11
74		Series 2333, Class HC, 6.000%, 07/15/31	78
117		Series 2344, Class QG, 6.000%, 08/15/16	124
1,896		Series 2344, Class ZD, 6.500%, 08/15/31	2,044
233		Series 2344, Class ZJ, 6.500%, 08/15/31	252
173		Series 2345, Class NE, 6.500%, 08/15/31	186
192		Series 2345, Class PQ, 6.500%, 08/15/16	205
169		Series 2347, Class VP, 6.500%, 03/15/20	179
274		Series 2351, Class PZ, 6.500%, 08/15/31	295
133		Series 2355, Class BP, 6.000%, 09/15/16	142
151		Series 2360, Class PG, 6.000%, 09/15/16	160
137		Series 2366, Class MD, 6.000%, 10/15/16	145
242		Series 2391, Class QR, 5.500%, 12/15/16	257
254		Series 2391, Class VQ, 6.000%, 10/15/12	263
13		Series 2392, Class PV, 6.000%, 12/15/20	13
367		Series 2405, Class PE, 6.000%, 01/15/17	393
169		Series 2410, Class NG, 6.500%, 02/15/32	182
195		Series 2410, Class OE, 6.375%, 02/15/32	210
75		Series 2410, Class QX, IF, IO, 8.306%, 02/15/32	9
405		Series 2412, Class SP, IF, 15.411%, 02/15/32	449
89		Series 2423, Class MC, 7.000%, 03/15/32	97
178		Series 2423, Class MT, 7.000%, 03/15/32	194
243		Series 2435, Class CJ, 6.500%, 04/15/32	259
405		Series 2435, Class VH, 6.000%, 07/15/19	428
300		Series 2441, Class GF, 6.500%, 04/15/32	323
219		Series 2444, Class ES, IF, IO, 7.606%, 03/15/32	24
249		Series 2450, Class GZ, 7.000%, 05/15/32	267
88		Series 2450, Class SW, IF, IO, 7.656%, 03/15/32	9
405		Series 2455, Class GK, 6.500%, 05/15/32	438
613		Series 2460, Class VZ, 6.000%, 11/15/29	631
763		Series 2466, Class DH, 6.500%, 06/15/32	822
906		Series 2466, Class PG, 6.500%, 04/15/32	959
343		Series 2474, Class NR, 6.500%, 07/15/32	370
601		Series 2484, Class LZ, 6.500%, 07/15/32	652
86		Series 2498, Class UD, 5.500%, 06/15/16	86
607		Series 2500, Class MC, 6.000%, 09/15/32	647
607		Series 2512, Class PG, 5.500%, 10/15/22	635
439		Series 2515, Class DE, 4.000%, 03/15/32	450
33		Series 2519, Class BT, 8.500%, 09/15/31	35
289		Series 2527, Class VU, 5.500%, 10/15/13	294
264		Series 2535, Class BK, 5.500%, 12/15/22	280
425		Series 2537, Class TE, 5.500%, 12/15/17	452
675		Series 2543, Class YX, 6.000%, 12/15/32	714
87		Series 2557, Class WJ, 5.000%, 07/15/14	87
254		Series 2565, Class MB, 6.000%, 05/15/30	262
810		Series 2575, Class ME, 6.000%, 02/15/33	858
198		Series 2586, Class WI, IO, 6.500%, 03/15/33	25
654		Series 2594, Class VA, 6.000%, 03/15/14	665
213		Series 2594, Class VP, 6.000%, 02/15/14	216
405		Series 2594, Class VQ, 6.000%, 08/15/20	426
720		Series 2597, Class AD, 6.500%, 03/15/32	777
405		Series 2597, Class DS, IF, IO, 7.206%, 02/15/33	25
891		Series 2599, Class DS, IF, IO, 6.656%, 02/15/33	48
1,017		Series 2610, Class DS, IF, IO, 6.756%, 03/15/33	76
593		Series 2611, Class SH, IF, IO, 7.306%, 10/15/21	46
405		Series 2617, Class GR, 4.500%, 05/15/18	421
180		Series 2619, Class IM, IO, 5.000%, 10/15/21	12
300		Series 2622, Class PE, 4.500%, 05/15/18	311
1,000		Series 2628, Class WA, 4.000%, 07/15/28	1,028
202		Series 2631, Class LC, 4.500%, 06/15/18	210
202		Series 2640, Class VE, 3.250%, 07/15/22	193
40		Series 2643, Class HI, IO, 4.500%, 12/15/16	2
526		Series 2651, Class VZ, 4.500%, 07/15/18	548
148		Series 2656, Class SH, HB, IF, 20.567%, 02/15/25	158
1,000		Series 2657, Class MD, 5.000%, 12/15/20	1,048
279		Series 2668, Class SB, IF, 6.894%, 10/15/15	283
202		Series 2672, Class ME, 5.000%, 11/15/22	213
506		Series 2675, Class CK, 4.000%, 09/15/18	509
361		Series 2682, Class YS, IF, 8.373%, 10/15/33	298
1,000		Series 2684, Class PO, PO, 01/15/33	821
243		Series 2684, Class TO, PO, 10/15/33	186
117		Series 2686, Class GB, 5.000%, 05/15/20	121
149		Series 2691, Class WS, IF, 8.483%, 10/15/33	120
1,000		Series 2695, Class DE, 4.000%, 01/15/17	1,037
218		Series 2705, Class SC, IF, 8.483%, 11/15/33	178
218		Series 2705, Class SD, IF, 8.557%, 11/15/33	192
7		Series 2733, Class GF, VAR, 0.000%, 09/15/33	7
87		Series 2739, Class S, IF, 11.311%, 01/15/34	79
150		Series 2744, Class FE, VAR, 0.000%, 02/15/34	125
405		Series 2744, Class TU, 5.500%, 05/15/32	420
172		Series 2753, Class S, IF, 11.311%, 02/15/34	154
156		Series 2755, Class PA, PO, 02/15/29	140
85		Series 2755, Class SA, IF, 13.511%, 05/15/30	88
59		Series 2769, Class PO, PO, 03/15/34	46
356		Series 2776, Class SK, IF, 8.558%, 04/15/34	293
300		Series 2802, Class MB, 5.500%, 11/15/31	315
296		Series 2815, Class YS, IF, 9.382%, 01/15/34	296
287		Series 2841, Class YA, 5.500%, 07/15/27	290
74		Series 2846, Class PO, PO, 08/15/34	70
869		Series 2907, Class VC, 4.500%, 05/15/34	879
501		Series 2934, Class EC, PO, 02/15/20	460
345		Series 2990, Class SL, HB, IF, 23.231%, 06/15/34	433
500		Series 2999, Class ND, 4.500%, 07/15/20	506
537		Series 3068, Class AO, PO, 01/15/35	500
548		Series 3117, Class EO, PO, 02/15/36	447
70		Series 3117, Class OK, PO, 02/15/36	63
838		Series 3122, Class OH, PO, 03/15/36	668
64		Series 3149, Class SO, PO, 05/15/36	57
388		Series 3150, Class PO, PO, 05/15/36	315
772		Series 3152, Class MO, PO, 03/15/36	633
96		Series 3158, Class LX, VAR, 0.000%, 05/15/36	90
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,044
383		Series 3171, Class MO, PO, 06/15/36	345
408		Series 3179, Class OA, PO, 07/15/36	347
23		Series 3189, Class SN, IF, 17.848%, 11/15/35	23
1,414		Series 3202, Class HI, IF, IO, 6.306%, 08/15/36	169
576		Series 3232, Class ST, IF, IO, 6.356%, 10/15/36	50
672		Series 3253, Class PO, PO, 12/15/21	622
926		Series 3481, Class SJ, IF, IO, 5.506%, 08/15/38	71
232		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	19
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
67		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	73
58		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	63
578		Series T-54, 2A, PO Class Shares, 6.500%, 02/25/43	604
201		Series T-54, Class 3A, 7.000%, 02/25/43	217
55		Series T-58, Class A, PO, 09/25/43	38
		Federal National Mortgage Association REMICS,
5		Series 1988-7, Class Z, 9.250%, 04/25/18	5
21		Series 1989-70, Class G, 8.000%, 10/25/19	23
9		Series 1989-78, Class H, 9.400%, 11/25/19	10
7		Series 1989-83, Class H, 8.500%, 11/25/19	7
7		Series 1989-89, Class H, 9.000%, 11/25/19	8
2		Series 1990-1, Class D, 8.800%, 01/25/20	3
4		Series 1990-7, Class B, 8.500%, 01/25/20	4
3		Series 1990-60, Class K, 5.500%, 06/25/20	4
4		Series 1990-63, Class H, 9.500%, 06/25/20	4
4		Series 1990-93, Class G, 5.500%, 08/25/20	4
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
19		Series 1990-102, Class J, 6.500%, 08/25/20	20
8		Series 1990-120, Class H, 9.000%, 10/25/20	9
1		Series 1990-134, Class SC, HB, IF, 21.084%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	–	(h)
11		Series 1991-42, Class S, IF, 17.073%, 05/25/21	13
10		Series 1992-143, Class MA, 5.500%, 09/25/22	11
73		Series 1993-25, Class J, 7.500%, 03/25/23	81
468		Series 1993-37, Class PX, 7.000%, 03/25/23	511
156		Series 1993-54, Class Z, 7.000%, 04/25/23	170
33		Series 1993-62, Class SA, IF, 16.737%, 04/25/23	41
42		Series 1993-122, Class M, 6.500%, 07/25/23	46
16		Series 1993-165, Class SD, IF, 11.404%, 09/25/23	18
69		Series 1993-178, Class PK, 6.500%, 09/25/23	75
1,012		Series 1993-183, Class KA, 6.500%, 10/25/23	1,099
538		Series 1993-189, Class PL, 6.500%, 10/25/23	582
65		Series 1993-225, Class SG, HB, IF, 26.067%, 12/25/13	80
116		Series 1993-247, Class SA, HB, IF, 23.804%, 12/25/23	154
232		Series 1993-250, Class Z, 7.000%, 12/25/23	248
380		Series 1993-257, Class C, PO, 06/25/23	339
7		Series 1994-9, Class E, PO, 11/25/23	6
5		Series 1994-55, Class G, 6.750%, 12/25/23	5
304		Series 1996-14, Class SE, IF, IO, 7.790%, 08/25/23	31
14		Series 1996-27, Class FC, VAR, 0.844%, 03/25/17	14
33		Series 1996-59, Class J, 6.500%, 08/25/22	36
153		Series 1996-59, Class K, 6.500%, 07/25/23	160
141		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
139		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
66		Series 1997-27, Class J, 7.500%, 04/18/27	71
59		Series 1997-29, Class J, 7.500%, 04/20/27	65
136		Series 1997-39, Class PD, 7.500%, 05/20/27	148
57		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	7
10		Series 1998-4, Class C, PO, 04/25/23	9
119		Series 1998-36, Class ZB, 6.000%, 07/18/28	123
335		Series 2000-2, Class ZE, 7.500%, 02/25/30	371
161		Series 2001-4, Class PC, 7.000%, 03/25/21	176
188		Series 2001-5, Class OW, 6.000%, 03/25/16	198
451		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	58
329		Series 2001-36, Class DE, 7.000%, 08/25/31	358
83		Series 2001-44, Class PD, 7.000%, 09/25/31	90
535		Series 2001-48, Class Z, 6.500%, 09/25/21	582
95		Series 2001-49, Class Z, 6.500%, 09/25/31	102
74		Series 2001-52, Class XM, 6.500%, 11/25/10	76
292		Series 2001-71, Class MB, 6.000%, 12/25/16	312
354		Series 2001-71, Class QE, 6.000%, 12/25/16	379
1,982		Series 2001-74, Class MB, 6.000%, 12/25/16	2,129
178		Series 2001-80, Class PE, 6.000%, 07/25/29	185
80		Series 2001-81, Class LO, PO, 01/25/32	72
200		Series 2002-1, Class HC, 6.500%, 02/25/22	217
74		Series 2002-1, Class SA, HB, IF, 24.184%, 02/25/32	97
162		Series 2002-2, Class UC, 6.000%, 02/25/17	172
350		Series 2002-3, Class OG, 6.000%, 02/25/17	374
1,112		Series 2002-18, Class PC, 5.500%, 04/25/17	1,170
263		Series 2002-21, Class PE, 6.500%, 04/25/32	284
405		Series 2002-24, Class AJ, 6.000%, 04/25/17	436
247		Series 2002-28, Class PK, 6.500%, 05/25/32	266
342		Series 2002-37, Class Z, 6.500%, 06/25/32	368
577		Series 2002-56, Class UC, 5.500%, 09/25/17	612
639		Series 2002-74, Class LD, 5.000%, 01/25/16	645
589		Series 2002-74, Class PD, 5.000%, 11/25/15	593
442		Series 2002-84, Class VB, 5.500%, 04/25/15	472
49		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	3
405		Series 2002-94, Class BK, 5.500%, 01/25/18	432
136		Series 2003-8, Class SB, IF, IO, 7.341%, 03/25/16	4
202		Series 2003-22, Class UD, 4.000%, 04/25/33	192
162		Series 2003-34, Class GB, 6.000%, 03/25/33	171
304		Series 2003-34, Class GE, 6.000%, 05/25/33	315
64		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	8
405		Series 2003-47, Class PE, 5.750%, 06/25/33	426
156		Series 2003-52, Class SX, HB, IF, 22.024%, 10/25/31	188
168		Series 2003-64, Class SX, IF, 12.705%, 07/25/33	151
431		Series 2003-65, Class ML, 4.000%, 07/25/33	439
391		Series 2003-71, Class DS, IF, 6.909%, 08/25/33	314
703		Series 2003-73, Class GA, 3.500%, 05/25/31	715
1,006		Series 2003-80, Class SY, IF, IO, 7.341%, 06/25/23	97
405		Series 2003-83, Class PG, 5.000%, 06/25/23	426
645		Series 2003-86, Class PW, 4.500%, 06/25/15	654
99		Series 2003-91, Class SD, IF, 11.985%, 09/25/33	98
304		Series 2003-106, Class US, IF, 8.612%, 11/25/23	259
683		Series 2003-116, Class SB, IF, IO, 7.291%, 11/25/33	68
202		Series 2003-128, Class KE, 4.500%, 01/25/14	210
500		Series 2003-128, Class NG, 4.000%, 01/25/19	495
214		Series 2003-130, Class SX, IF, 11.057%, 01/25/34	215
634		Series 2004-1, Class DL, 4.500%, 02/25/18	642
303		Series 2004-14, Class SD, IF, 8.612%, 03/25/34	263
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	980
63		Series 2004-21, Class CO, PO, 04/25/34	42
405		Series 2004-25, Class PC, 5.500%, 01/25/34	427
554		Series 2004-25, Class SA, IF, 18.676%, 04/25/34	625
263		Series 2004-36, Class PC, 5.500%, 02/25/34	275
334		Series 2004-36, Class SA, IF, 18.676%, 05/25/34	370
265		Series 2004-46, Class SK, IF, 15.651%, 05/25/34	281
150		Series 2004-61, Class SH, HB, IF, 22.753%, 11/25/32	180
292		Series 2004-74, Class SW, IF, 14.830%, 11/25/31	314
287		Series 2004-76, Class CL, 4.000%, 10/25/19	288
1,750		Series 2004-86, Class AE, 4.500%, 02/25/32	1,819
274		Series 2005-40, Class YA, 5.000%, 09/25/20	284
312		Series 2005-45, Class DC, HB, IF, 23.178%, 06/25/35	406
422		Series 2005-52, Class PA, 6.500%, 06/25/35	450
372		Series 2005-56, Class S, IF, IO, 6.401%, 07/25/35	33
589		Series 2005-56, Class TP, IF, 17.224%, 08/25/33	636
1,779		Series 2005-68, Class PG, 5.500%, 08/25/35	1,891
680		Series 2005-73, Class PS, IF, 15.928%, 08/25/35	754
310		Series 2005-74, Class CS, IF, 19.171%, 05/25/35	374
388		Series 2005-78, Class DS, IF, 12.803%, 03/25/35	386
264		Series 2005-110, Class KS, IF, 13.907%, 05/25/35	262
325		Series 2006-44, Class P, PO, 12/25/33	284
762		Series 2006-59, Class QO, PO, 01/25/33	614
276		Series 2006-65, Class QO, PO, 07/25/36	240
416		Series 2006-72, Class GO, PO, 08/25/36	360
500		Series 2006-77, Class PC, 6.500%, 08/25/36	540
788		Series 2006-110, Class PO, PO, 11/25/36	684
1,000		Series 2006-124, Class HB, VAR, 6.030%, 11/25/36	1,036
762		Series 2007-14, Class ES, IF, IO, 6.131%, 03/25/37	66
500		Series 2007-81, Class GE, 6.000%, 08/25/37	526
762		Series 2007-83, Class PA, 6.000%, 03/25/29	793
1,525		Series 2007-84, Class PD, 6.000%, 08/25/32	1,613
777		Series 2007-88, Class VI, IF, IO, 6.231%, 09/25/37	54
2,045		Series 2007-91, Class ES, IF, IO, 6.151%, 10/25/37	216
435		Series 2007-97, Class MS, IF, 14.101%, 12/25/31	459
815		Series 2007-106, Class A7, VAR, 6.196%, 10/25/37	853
1,229		Series 2007-116, Class HI, IO, VAR, 6.502%, 01/25/38	98
423		Series 2008-10, Class XI, IF, IO, 5.921%, 03/25/38	41
859		Series 2008-16, Class IS, IF, IO, 5.891%, 03/25/38	79
445		Series 2008-28, Class QS, IF, 19.774%, 04/25/38	489
1,341		Series 2008-46, Class HI, IO, VAR, 6.510%, 06/25/38	83
439		Series 2008-66, Class GD, 6.000%, 06/25/30	455
6		Series G-14, Class L, 8.500%, 06/25/21	7
32		Series G-18, Class Z, 8.750%, 06/25/21	34
9		Series G-22, Class G, 6.000%, 12/25/16	10
22		Series G-35, Class M, 8.750%, 10/25/21	25
93		Series G92-35, Class E, 7.500%, 07/25/22	103
6		Series G92-42, Class Z, 7.000%, 07/25/22	6
125		Series G92-44, Class ZQ, 8.000%, 07/25/22	138
98		Series G92-54, Class ZQ, 7.500%, 09/25/22	108
21		Series G93-5, Class Z, 6.500%, 02/25/23	23
25		Series G95-1, Class C, 8.800%, 01/25/25	28
		Federal National Mortgage Association STRIPS,
1		Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
7		Series 218, Class 2, IO, 7.500%, 04/01/23	1
103		Series 329, Class 1, PO, 01/01/33	92
		Federal National Mortgage Association Whole Loan,
33		Series 2002-W5, Class A10, IF, IO, 7.791%, 11/25/30	2
274		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	292
79		Series 2003-W4, Class 2A, 6.500%, 10/25/42	84
232		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	254
		Government National Mortgage Association,
77		Series 1994-3, Class PQ, 7.488%, 07/16/24	84
268		Series 1994-4, Class KQ, 7.988%, 07/16/24	287
541		Series 1994-7, Class PQ, 6.500%, 10/16/24	586
110		Series 1995-3, Class DQ, 8.050%, 06/16/25	124
29		Series 1995-7, Class CQ, 7.500%, 09/16/25	31
224		Series 1996-16, Class E, 7.500%, 08/16/26	238
46		Series 1998-26, Class K, 7.500%, 09/17/25	51
678		Series 1999-10, Class ZC, 6.500%, 04/20/29	714
90		Series 1999-30, Class S, IF, IO, 8.265%, 08/16/29	10
85		Series 1999-41, Class Z, 8.000%, 11/16/29	92
59		Series 1999-44, Class PC, 7.500%, 12/20/29	65
137		Series 2000-6, Class Z, 7.500%, 02/20/30	148
25		Series 2000-9, Class Z, 8.000%, 06/20/30	27
573		Series 2000-9, Class ZJ, 8.500%, 02/16/30	639
233		Series 2000-14, Class PD, 7.000%, 02/16/30	252
64		Series 2000-16, Class ZN, 7.500%, 02/16/30	69
340		Series 2000-37, Class B, 8.000%, 12/20/30	363
28		Series 2000-38, Class AH, 7.150%, 12/20/30	29
211		Series 2001-7, Class PK, 6.500%, 03/20/31	226
11		Series 2001-32, Class WA, IF, 19.334%, 07/20/31	14
405		Series 2001-64, Class MQ, 6.500%, 12/20/31	433
78		Series 2002-7, Class PG, 6.500%, 01/20/32	83
108		Series 2002-31, Class S, IF, IO, 8.365%, 01/16/31	12
297		Series 2002-40, Class UK, 6.500%, 06/20/32	320
311		Series 2002-47, Class PG, 6.500%, 07/16/32	336
382		Series 2002-47, Class PY, 6.000%, 07/20/32	407
361		Series 2002-47, Class ZA, 6.500%, 07/20/32	390
29		Series 2002-51, Class SG, HB, IF, 31.130%, 04/20/31	41
170		Series 2002-54, Class GB, 6.500%, 08/20/32	183
98		Series 2002-79, Class KV, 6.000%, 11/20/13	100
216		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	16
199		Series 2003-4, Class NY, 5.500%, 12/20/13	211
63		Series 2003-24, Class PO, PO, 03/16/33	55
304		Series 2003-40, Class TJ, 6.500%, 03/20/33	323
267		Series 2003-52, Class AP, PO, 06/16/33	223
56		Series 2004-28, Class S, IF, 18.741%, 04/16/34	62
150		Series 2004-68, Class PO, PO, 05/20/31	143
265		Series 2004-71, Class SB, HB, IF, 27.911%, 09/20/34	306
112		Series 2004-73, Class AE, IF, 14.164%, 08/17/34	117
1,330		Series 2004-90, Class SI, IF, IO, 5.784%, 10/20/34	99
331		Series 2005-68, Class DP, IF, 15.627%, 06/17/35	371
2,018		Series 2005-68, Class KI, IF, IO, 5.984%, 09/20/35	192
397		Series 2006-59, Class SD, IF, IO, 6.384%, 10/20/36	30
1,124		Series 2007-17, Class JI, IF, IO, 6.475%, 04/16/37	83
1,722		Series 2007-27, Class SA, IF, IO, 5.884%, 05/20/37	123
2,945		Series 2007-40, Class SB, IF, IO, 6.434%, 07/20/37	219
873		Series 2007-49, Class NO, PO, 12/20/35	774
1,800		Series 2007-50, Class AI, IF, IO, 6.459%, 08/20/37	170
510		Series 2007-53, Class ES, IF, IO, 6.234%, 09/20/37	35
451		Series 2007-53, Class SW, IF, 19.256%, 09/20/37	497
1,191		Series 2007-57, Class QA, IF, IO, 6.184%, 10/20/37	86
906		Series 2007-71, Class SB, IF, IO, 6.384%, 07/20/36	71
328		Series 2008-25, Class SB, IF, IO, 6.584%, 03/20/38	25
823		Series 2008-40, Class SA, IF, IO, 6.065%, 05/16/38	70
500		Series 2008-50, Class KB, 6.000%, 06/20/38	525
1,544		Series 2008-93, Class AS, IF, IO, 5.384%, 12/20/38	91
833		Series 2009-6, Class SA, IF, IO, 5.765%, 02/16/39	56
576		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	65
1,982		Series 2009-22, Class SA, IF, IO, 5.954%, 04/20/39	158
2,000		Series 2009-31, Class ST, IF, IO, 5.983%, 03/20/39	149
2,000		Series 2009-31, Class TS, IF, IO, 5.933%, 03/20/39	148
		Vendee Mortgage Trust,
442		Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	463
653		Series 1996-1, Class 1Z, 6.750%, 02/15/26	705
213		Series 1996-2, Class 1Z, 6.750%, 06/15/26	226
874		Series 1997-1, Class 2Z, 7.500%, 02/15/27	999
218		Series 1998-1, Class 2E, 7.000%, 03/15/28	235

			103,700

		Non-Agency CMO — 6.2%
295		ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	286
		ASG Resecuritization Trust,
481		Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	443
497		Series 2009-2, Class A55, VAR, 5.863%, 05/24/36 (e)	468
79		Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	41
97		Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	59
		Banc of America Mortgage Securities, Inc.,
79		Series 2003-8, Class APO, PO, 11/25/33	44
183		Series 2004-1, Class APO, PO, 02/25/34	116
141		Series 2004-6, Class APO, PO, 07/25/34	78
457		Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.000%,
		03/25/34	431
		Citigroup Mortgage Loan Trust, Inc.,
115		Series 2003-UP3, Class A3, 7.000%, 09/25/33	113
346		Series 2003-UST1, Class A1, 5.500%, 12/25/18	347
63		Series 2003-UST1, Class PO1, PO, 12/25/18	37
44		Series 2003-UST1, Class PO3, PO, 12/25/18	28
		Countrywide Alternative Loan Trust,
617		Series 2002-8, Class A4, 6.500%, 07/25/32	577
1,358		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	752
350		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	264
160		Series 2005-26CB, Class A10, IF, 12.490%, 07/25/35	135
500		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	343
300		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	124
		Countrywide Home Loan Mortgage Pass-Through Trust,
614		Series 2003-26, Class 1A6, 3.500%, 08/25/33	507
122		Series 2003-J13, Class PO, PO, 01/25/34	72
278		Series 2003-J7, Class 4A3, IF, 9.374%, 08/25/18	258
69		Series 2004-HYB3, Class 2A, VAR, 3.680%, 06/20/34	43
606		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	417
317		Series 2005-R1, Class 2A, PO, 03/25/35 (e)	179
352		CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	327
519		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.282%, 06/25/20	448
118		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	80
		First Horizon Asset Securities, Inc.,
325		Series 2004-AR7, Class 2A1, VAR, 4.920%, 02/25/35	285
202		Series 2004-AR7, Class 2A2, VAR, 4.920%, 02/25/35	153
358		Series 2005-AR1, Class 2A2, VAR, 4.997%, 04/25/35	303
239		GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A15, 5.250%, 04/25/34	237
500		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	303
68		Impac Secured Asset Corp., Series 2002-2, Class APO, PO, 04/25/33	44
528		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.586%, 08/25/35	6
		MASTR Adjustable Rate Mortgages Trust,
107		Series 2004-3, Class 4A2, VAR, 4.058%, 04/25/34	93
280		Series 2004-13, Class 2A1, VAR, 4.375%, 04/21/34	246
		MASTR Alternative Loans Trust,
619		Series 2003-9, Class 8A1, 6.000%, 01/25/34	536
1,989		Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,659
66		Series 2004-7, Class 30PO, PO, 08/25/34	37
159		Series 2004-10, Class 1A1, 4.500%, 09/25/19	138
627		Series 2005-6, Class 3A1, 5.500%, 11/25/20	498
		MASTR Asset Securitization Trust,
545		Series 2003-2, Class 1A1, 5.000%, 03/25/18	536
49		Series 2003-4, Class 2A2, 5.000%, 05/25/18	49
86		Series 2003-11, Class 6A2, 4.000%, 12/25/33	85
107		Series 2004-8, Class PO, PO, 08/25/19	73
534		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	372
93		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.629%, 02/25/35	58
		Nomura Asset Acceptance Corp.,
197		Series 2003-A1, Class A1, 5.500%, 05/25/33	184
130		Series 2003-A1, Class A2, 6.000%, 05/25/33	123
14		Series 2003-A1, Class A5, 7.000%, 04/25/33	12
125		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	105
–	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	–	(h)
		Residential Accredit Loans, Inc.,
163		Series 2002-QS16, Class A3, IF, 15.977%, 10/25/17	137
765		Series 2002-QS8, Class A5, 6.250%, 06/25/17	784
192		Series 2003-QS3, Class A2, IF, 15.821%, 02/25/18	159
836		Series 2003-QS9, Class A3, IF, IO, 7.241%, 05/25/18	65
195		Series 2004-QS8, Class A2, 5.000%, 06/25/34	173
111		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	109
		Residential Funding Mortgage Securities I,
227		Series 2003-S11, Class A1, 2.500%, 06/25/18	225
133		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	133
381		Series 2003-S7, Class A17, 4.000%, 05/25/33	326
44		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	32
424		Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.000%,
		05/25/35 WaMu Mortgage Pass-Through Certificates,	324
366		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	365
105		Series 2003-S10, Class A6, PO, 10/25/18	81
106		Series 2003-S11, Class 2A5, IF, 16.201%, 11/25/33	107
213		Series 2004-AR3, Class A2, VAR, 3.151%, 06/25/34	179
905		Series 2004-S3, Class 2A3, IF, 17.988%, 07/25/34	982
400		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	243
69		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003- MS7, Class P, PO, 03/25/33	43
		Wells Fargo Mortgage Backed Securities Trust,
124		Series 2003-11, Class 1APO, PO, 10/25/18	84
377		Series 2003-13, Class A7, 4.500%, 11/25/18	371
178		Series 2003-17, Class 2A4, 5.500%, 01/25/34	177
209		Series 2004-7, Class 2A2, 5.000%, 07/25/19	205
502		Series 2004-BB, Class A4, VAR, 4.552%, 01/25/35	433
259		Series 2004-EE, Class 3A1, VAR, 4.405%, 12/25/34	228

			19,117

		Total Collateralized Mortgage Obligations (Cost $122,171)	122,817

		Commercial Mortgage-Backed Securities — 1.6%
		Banc of America Commercial Mortgage, Inc.,
500		Series 2005-6, Class ASB, VAR, 5.179%, 09/10/47	487
50		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	42
		Bear Stearns Commercial Mortgage Securities,
300		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	295
360		Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	324
288		Series 2006-PW14, Class A1, 5.044%, 12/11/38	285
313		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.726%, 03/15/49	314
500		Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	489
		Morgan Stanley Capital I,
386		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	384
91		Series 2006-T23, Class A1, 5.682%, 08/12/41	91
500		Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	535
1,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.085%, 08/15/39	923
810		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	793

		Total Commercial Mortgage-Backed Securities (Cost $5,145)	4,962

		Corporate Bonds — 21.9%
		Aerospace & Defense — 0.2%
100		Honeywell International, Inc., 5.300%, 03/01/18 (c)	103
250		Northrop Grumman Systems Corp., 7.125%, 02/15/11	268
137		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	118

			489

		Air Freight & Logistics — 0.3%
729		Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	679
150		United Parcel Service, Inc., 5.500%, 01/15/18	157

			836

		Airlines — 0.1%
106		American Airlines Pass Through Trust, 7.024%, 10/15/09	104
		Continental Airlines, Inc.,
202		7.056%, 09/15/09	199
40		7.256%, 03/15/20	34
11		UAL Pass-Through Trust, 6.071%, 03/01/13	11

			348

		Automobiles — 0.2%
709		Daimler Finance North America LLC, 7.200%, 09/01/09	713

		Beverages — 0.2%
75		Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	71
100		Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	107
		Coca-Cola Co. (The),
100		3.625%, 03/15/14	101
50		4.875%, 03/15/19	50
70		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	78
30		Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	30
85		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	75
25		PepsiCo, Inc., 7.900%, 11/01/18	30
30		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	29

			571

		Biotechnology — 0.0% (g)
40		Amgen, Inc., 5.700%, 02/01/19	41

		Building Products — 0.0% (g)
45		Masco Corp., 5.850%, 03/15/17	36

		Capital Markets — 3.8%
		Bear Stearns Cos., LLC (The),
100		5.700%, 11/15/14 (y)	102
450		6.400%, 10/02/17 (y)	441
100		7.250%, 02/01/18 (y)	103
		Credit Suisse USA, Inc.,
111		4.700%, 06/01/09	111
405		5.500%, 08/15/13	411
1,640		6.125%, 11/15/11	1,737
		Goldman Sachs Group, Inc. (The),
202		4.750%, 07/15/13	199
200		5.150%, 01/15/14	196
300		5.500%, 11/15/14	300
1,100		5.950%, 01/18/18	1,049
486		6.600%, 01/15/12	513
1,000		6.875%, 01/15/11	1,055
101		7.350%, 10/01/09 (c)	103
150		Jefferies Group, Inc., 7.750%, 03/15/12	145
		Lehman Brothers Holdings, Inc.,
300		4.800%, 03/13/14 (d)	44
350		6.000%, 07/19/12 (d)	52
455		6.625%, 01/18/12 (d)	67
75		6.750%, 12/28/17 (d)	–	(h)
		Merrill Lynch & Co., Inc.,
200		4.500%, 11/04/10	200
200		5.000%, 01/15/15	176
157		5.450%, 07/15/14	143
50		6.150%, 04/25/13	48
534		6.400%, 08/28/17	484
266		6.875%, 04/25/18	247
		Morgan Stanley,
243		4.250%, 05/15/10	246
147		4.750%, 04/01/14	134
175		5.750%, 08/31/12	176
1,000		6.600%, 04/01/12	1,042
1,240		6.750%, 04/15/11	1,291
40		Northern Trust Corp., 4.625%, 05/01/14	40
607		State Street Corp., 7.650%, 06/15/10	625
		UBS AG, (Switzerland),
100		5.750%, 04/25/18	90
100		5.875%, 12/20/17	91

			11,661

		Chemicals — 0.4%
100		Air Products & Chemicals, Inc., 4.150%, 02/01/13	101
		Dow Chemical Co. (The),
100		6.000%, 10/01/12	100
304		6.125%, 02/01/11	306
		EI Du Pont de Nemours & Co.,
50		4.125%, 03/06/13 (c)	51
100		6.000%, 07/15/18	107
225		Monsanto Co., 7.375%, 08/15/12	251
100		Potash Corp. of Saskatchewan, (Canada), 4.875%, 03/01/13	103
230		Praxair, Inc., 4.625%, 03/30/15	230

			1,249

		Commercial Banks — 1.5%
		Barclays Bank plc, (United Kingdom),
100		5.450%, 09/12/12	102
250		6.050%, 12/04/17 (e)	206
152		Branch Banking & Trust Co., 4.875%, 01/15/13	149
350		Fifth Third Bancorp, 5.450%, 01/15/17	248
75		Keycorp, 6.500%, 05/14/13	71
300		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	284
200		Marshall & Ilsley Corp., 5.350%, 04/01/11	174
150		National City Bank, VAR, 1.212%, 01/21/10	147
225		PNC Funding Corp., 5.250%, 11/15/15	196
		SunTrust Banks, Inc.,
270		5.250%, 11/05/12 (c)	258
229		6.375%, 04/01/11	231
202		Wachovia Bank N.A., 7.800%, 08/18/10	212
		Wachovia Corp.,
235		4.875%, 02/15/14	223
850		5.750%, 02/01/18	816
415		Wells Fargo & Co., 5.625%, 12/11/17	395
		Wells Fargo Bank N.A.,
315		4.750%, 02/09/15	271
81		6.450%, 02/01/11	83
628		7.550%, 06/21/10	660

			4,726

		Commercial Services & Supplies — 0.0% (g)
60		Waste Management, Inc., 7.375%, 03/11/19	62

		Communications Equipment — 0.0% (g)
100		Cisco Systems, Inc., 5.500%, 02/22/16	106

		Computers & Peripherals — 0.3%
		Hewlett-Packard Co.,
325		5.400%, 03/01/17	336
200		6.125%, 03/01/14	220
		International Business Machines Corp.,
150		5.700%, 09/14/17 (c)	158
200		7.625%, 10/15/18	236

			950

		Consumer Finance — 1.2%
91		American General Finance Corp., 5.375%, 10/01/12	50
71		Capital One Bank USA N.A., 5.750%, 09/15/10	72
		Capital One Financial Corp.,
100		5.700%, 09/15/11	102
245		6.250%, 11/15/13	240
		HSBC Finance Corp.,
200		5.250%, 01/15/14	193
202		6.375%, 11/27/12	200
452		6.750%, 05/15/11	469
835		7.000%, 05/15/12	853
698		8.000%, 07/15/10	716
152		International Lease Finance Corp., 5.875%, 05/01/13	118
200		John Deere Capital Corp., 4.400%, 07/15/09	201
		SLM Corp.,
100		4.000%, 01/15/10	96
263		5.375%, 01/15/13	204
202		Washington Mutual Finance Corp., 6.875%, 05/15/11	202

			3,716

		Diversified Financial Services — 5.2%
1,108		Associates Corp. of North America, 8.150%, 08/01/09	1,110
300		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	296
		Bank of America Corp.,
425		5.750%, 12/01/17	380
125		7.375%, 05/15/14	131
405		7.400%, 01/15/11	413
1,470		7.800%, 02/15/10	1,503
100		BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17 (c)	102
		BP Capital Markets plc, (United Kingdom),
100		3.125%, 03/10/12	102
300		5.250%, 11/07/13	318
		Caterpillar Financial Services Corp.,
150		4.850%, 12/07/12	151
100		5.500%, 03/15/16	96
150		6.200%, 09/30/13 (c)	154
65		7.050%, 10/01/18	66
100		7.150%, 02/15/19	101
		CIT Group, Inc.,
250		5.000%, 02/13/14	169
300		7.625%, 11/30/12	236
		Citigroup, Inc.,
506		5.625%, 08/27/12	473
300		6.000%, 08/15/17	267
300		6.125%, 11/21/17 (c)	269
		CME Group, Inc.,
200		5.400%, 08/01/13	207
100		5.750%, 02/15/14	106
190		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	192
		General Electric Capital Corp.,
354		4.625%, 09/15/09 (c)	357
1,600		5.250%, 10/19/12 (c)	1,620
500		5.400%, 02/15/17	461
300		5.625%, 05/01/18	287
500		5.650%, 06/09/14	498
1,562		5.875%, 02/15/12 (c)	1,605
1,050		6.000%, 06/15/12	1,096
516		6.125%, 02/22/11	540
600		Genworth Global Funding Trusts, 5.200%, 10/08/10	578
243		John Hancock Global Funding II, 7.900%, 07/02/10 (e)	248
405		MassMutual Global Funding II, 3.500%, 03/15/10 (e)	398
506		New York Life Global Funding, 5.375%, 09/15/13 (e)	508
765		Principal Life Global Funding I, 6.250%, 02/15/12 (e)	772
		Textron Financial Corp.,
125		5.125%, 02/03/11	113
100		5.400%, 04/28/13	80

			16,003

		Diversified Telecommunication Services — 2.1%
		AT&T, Inc.,
1,020		4.950%, 01/15/13	1,055
135		5.100%, 09/15/14	140
150		5.500%, 02/01/18	151
15		BellSouth Corp., 5.200%, 09/15/14	16
161		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	165
830		British Telecommunications plc, (United Kingdom), 8.625%, 12/15/10	881
587		France Telecom S.A., (France), 7.750%, 03/01/11	638
567		Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	569
12		Nynex Corp., 9.550%, 05/01/10	12
		Telecom Italia Capital S.A., (Luxembourg),
420		4.950%, 09/30/14 (c)	399
225		5.250%, 11/15/13	218
275		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	288
283		TELUS Corp., (Canada), 8.000%, 06/01/11	304
100		Verizon Communications, Inc., 5.500%, 02/15/18	100
202		Verizon Florida LLC, 6.125%, 01/15/13	206
800		Verizon Global Funding Corp., 7.250%, 12/01/10	856
250		Verizon Maryland, Inc., 7.150%, 05/01/23	239
100		Verizon New England, Inc., 4.750%, 10/01/13	100
200		Verizon Virginia, Inc., 4.625%, 03/15/13	198

			6,535

		Electric Utilities — 1.0%
81		Alabama Power Co., 4.700%, 12/01/10	84
		Carolina Power & Light Co.,
233		5.125%, 09/15/13	247
100		5.300%, 01/15/19	103
100		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	102
50		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17 (c)	54
25		Columbus Southern Power Co., 6.050%, 05/01/18	25
30		Connecticut Light & Power Co., 5.650%, 05/01/18	31
		Duke Energy Carolinas LLC,
200		5.625%, 11/30/12	214
205		6.250%, 01/15/12	222
300		Exelon Generation Co. LLC, 6.950%, 06/15/11 (c)	316
150		FPL Group Capital, Inc., 7.875%, 12/15/15	172
40		Georgia Power Co., 6.000%, 11/01/13	44
75		Indiana Michigan Power Co., 7.000%, 03/15/19	78
25		Jersey Central Power & Light Co., 7.350%, 02/01/19	26
37		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	33
25		Oncor Electric Delivery Co., 5.950%, 09/01/13 (e)	26
125		Pacific Gas & Electric Co., 5.625%, 11/30/17	130
75		Peco Energy Co., 5.350%, 03/01/18	75
221		PSEG Power LLC, 7.750%, 04/15/11	236
200		Public Service Electric & Gas Co., 6.330%, 11/01/13	220
40		Southern Co. (The), 4.150%, 05/15/14	40
		Spectra Energy Capital LLC,
100		5.500%, 03/01/14	97
30		5.668%, 08/15/14	29
140		6.200%, 04/15/18	135
		Virginia Electric and Power Co.,
210		5.100%, 11/30/12	219
100		5.400%, 04/30/18	103

			3,061

		Electronic Equipment, Instruments & Components — 0.0% (g)
100		Arrow Electronics, Inc., 6.875%, 07/01/13	98

		Food & Staples Retailing — 0.1%
		Kroger Co. (The),
50		7.500%, 01/15/14	56
304		8.050%, 02/01/10	313

			369

		Food Products — 0.4%
24		Bunge Ltd. Finance Corp., 5.875%, 05/15/13	23
14		Bunge NA Finance LP, 5.900%, 04/01/17	12
100		Cargill, Inc., 6.375%, 06/01/12 (e)	105
		Kellogg Co.,
100		4.250%, 03/06/13	103
200		5.125%, 12/03/12	212
		Kraft Foods, Inc.,
450		6.125%, 02/01/18	460
150		6.750%, 02/19/14	163

			1,078

		Gas Utilities — 0.3%
		Atmos Energy Corp.,
100		5.125%, 01/15/13	99
30		8.500%, 03/15/19	33
50		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	45
162		KeySpan Gas East Corp., 7.875%, 02/01/10	168
263		Southern California Gas Co., 4.800%, 10/01/12	271
50		Texas Eastern Transmission LP, 7.300%, 12/01/10	52
		TransCanada Pipelines Ltd., (Canada),
100		4.000%, 06/15/13	100
100		6.500%, 08/15/18	106

			874

		Health Care Equipment & Supplies — 0.0% (g)
		Baxter International, Inc.,
50		4.000%, 03/01/14	51
50		4.625%, 03/15/15 (c)	50
40		Becton Dickinson and Co., 5.000%, 05/15/19	40

			141

		Health Care Providers & Services — 0.0% (g)
		WellPoint, Inc.,
27		5.875%, 06/15/17	26
18		7.000%, 02/15/19	18

			44

		Hotels, Restaurants & Leisure — 0.1%
150		McDonald’s Corp., 4.300%, 03/01/13	156

		Household Products — 0.0% (g)
90		Procter & Gamble - ESOP, 9.360%, 01/01/21	107

		Industrial Conglomerates — 0.0% (g)
100		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	101

		Insurance — 1.2%
		American International Group, Inc.,
385		4.250%, 05/15/13	181
400		5.450%, 05/18/17	169
200		5.600%, 10/18/16	85
607		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	500
		Berkshire Hathaway Finance Corp.,
500		4.000%, 04/15/12 (e)	523
150		5.400%, 05/15/18	152
405		Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	383
200		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	179
		Metropolitan Life Global Funding I,
222		5.200%, 09/18/13 (e)	221
100		5.750%, 07/25/11 (e)	103
445		Monumental Global Funding II, 4.375%, 07/30/09 (e)	445
121		Nationwide Financial Services, 6.250%, 11/15/11	114
100		Principal Life Income Funding Trusts, 5.300%, 04/24/13	97
		Protective Life Secured Trusts,
217		4.000%, 10/07/09	216
405		4.000%, 04/01/11	401
50		Travelers Property Casualty Corp., 5.000%, 03/15/13	50

			3,819

		Machinery — 0.0% (g)
50		Eaton Corp., 5.600%, 05/15/18	47
25		PACCAR, Inc., 6.375%, 02/15/12	26
25		Parker Hannifin Corp., 5.500%, 05/15/18	24

			97

		Media — 0.7%
200		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	223
749		Comcast Cable Holdings LLC, 9.800%, 02/01/12	831
		Comcast Corp.,
121		5.500%, 03/15/11	127
100		5.900%, 03/15/16	101
182		Cox Communications, Inc., 7.750%, 11/01/10	189
		Time Warner Cable, Inc.,
100		5.850%, 05/01/17	99
100		8.250%, 02/14/14	111
150		8.250%, 04/01/19	168
223		Time Warner Entertainment Co. LP, 10.150%, 05/01/12	253
80		Viacom, Inc., 6.250%, 04/30/16	76

			2,178

		Metals & Mining — 0.1%
250		Alcoa, Inc., 5.550%, 02/01/17	206

		Multiline Retail — 0.1%
400		Target Corp., 6.000%, 01/15/18	410

		Multi-Utilities — 0.2%
		Dominion Resources, Inc.,
195		6.250%, 06/30/12	205
150		8.875%, 01/15/19	176
50		PG&E Corp., 5.750%, 04/01/14	52
80		Sempra Energy, 8.900%, 11/15/13	88
		Wisconsin Electric Power Co.,
30		6.000%, 04/01/14	32
100		6.250%, 12/01/15	105

			658

		Oil, Gas & Consumable Fuels — 0.6%
300		Anadarko Petroleum Corp., 7.625%, 03/15/14	322
150		Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	147
		ConocoPhillips,
150		5.750%, 02/01/19	154
400		8.750%, 05/25/10	428
		Marathon Oil Corp.,
250		5.900%, 03/15/18	239
175		6.000%, 10/01/17	171
40		PC Financial Partnership, 5.000%, 11/15/14	39
250		XTO Energy, Inc., 5.750%, 12/15/13	261

			1,761

		Paper & Forest Products — 0.0% (g)
40		Weyerhaeuser Co., 6.750%, 03/15/12	40

		Pharmaceuticals — 0.2%
100		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	108
75		Eli Lilly & Co., 3.550%, 03/06/12	77
150		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	156
200		Pfizer, Inc., 4.450%, 03/15/12	212
75		Schering-Plough Corp., 6.000%, 09/15/17	78

			631

		Real Estate Investment Trusts (REITs) — 0.1%
150		HRPT Properties Trust, 6.650%, 01/15/18	120
		Simon Property Group LP,
100		5.625%, 08/15/14	94
40		6.100%, 05/01/16	37

			251

		Real Estate Management & Development — 0.0% (g)
81		ERP Operating LP, 4.750%, 06/15/09	81

		Road & Rail — 0.3%
		Burlington Northern Santa Fe Corp.,
100		7.000%, 02/01/14	107
202		7.125%, 12/15/10	214
		Norfolk Southern Corp.,
100		6.750%, 02/15/11	106
50		7.700%, 05/15/17	55
		Union Pacific Corp.,
100		4.875%, 01/15/15	100
100		5.650%, 05/01/17	96
250		5.700%, 08/15/18	238

			916

		Software — 0.1%
		Oracle Corp.,
200		5.250%, 01/15/16	207
100		5.750%, 04/15/18	108

			315

		Specialty Retail — 0.1%
130		Home Depot, Inc., 5.400%, 03/01/16	127
95		Staples, Inc., 9.750%, 01/15/14 (c)	105

			232

		Thrifts & Mortgage Finance — 0.4%
810		Countrywide Home Loans, Inc., 4.000%, 03/22/11	783
304		Wachovia Mortgage FSB, 4.500%, 06/15/09	304

			1,087

		Water Utilities — 0.1%
200		American Water Capital Corp., 6.085%, 10/15/17 (c)	190

		Wireless Telecommunication Services — 0.3%
364		New Cingular Wireless Services, Inc., 7.875%, 03/01/11 (c)	396
120		Sprint Nextel Corp., 6.000%, 12/01/16	97
150		Verizon Wireless Capital LLC, 5.550%, 02/01/14 (c) (e)	159
125		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15 (c)	125

			777

		Total Corporate Bonds (Cost $70,168)	67,720

		Mortgage Pass-Through Securities — 15.0%
		Federal Home Loan Mortgage Corp.,
78		ARM, 4.260%, 01/01/27	78
922		ARM, 4.534%, 12/01/34	947
18		ARM, 5.125%, 07/01/26	18
264		ARM, 5.258%, 01/01/37	274
724		ARM, 5.999%, 06/01/36	757
961		ARM, 6.319%, 03/01/37	1,012
966		ARM, 6.712%, 11/01/36	1,012
978		ARM, 6.878%, 08/01/36	1,020
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,598		4.000%, 05/01/14 - 06/01/19	1,626
142		4.500%, 10/01/18	147
276		5.000%, 12/01/17	288
41		5.500%, 06/01/17	43
973		6.000%, 10/01/17 - 04/01/18	1,029
1,756		6.500%, 01/01/17 - 03/01/22	1,857
320		7.000%, 08/01/10 - 01/01/17	337
10		7.500%, 08/01/09 - 10/01/14	10
2		8.500%, 01/01/10	2
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
43		6.000%, 12/01/22	45
245		6.500%, 12/01/13 - 08/01/26	263
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
192		6.000%, 01/01/34	202
487		7.000%, 04/01/22 - 02/01/37	523
16		7.500%, 08/01/25	18
19		8.000%, 07/01/20 - 11/01/24	21
49		8.500%, 07/01/28	54
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
8		12.000%, 08/01/15 - 07/01/19	8
		Federal National Mortgage Association,
35		ARM, 3.677%, 09/01/27	35
11		ARM, 3.961%, 03/01/19	11
36		ARM, 4.075%, 03/01/29	36
770		ARM, 4.106%, 09/01/33	784
587		ARM, 4.169%, 08/01/35	600
551		ARM, 4.508%, 04/01/35	559
8		ARM, 4.574%, 06/01/26	8
706		ARM, 4.595%, 09/01/34	727
677		ARM, 4.633%, 08/01/34	685
355		ARM, 4.681%, 04/01/33	365
523		ARM, 4.751%, 09/01/35	544
4		ARM, 4.786%, 08/01/19	4
328		ARM, 4.829%, 01/01/35	330
419		ARM, 4.899%, 02/01/35	431
496		ARM, 4.921%, 02/01/35	506
624		ARM, 4.983%, 01/01/35	642
373		ARM, 5.109%, 11/01/33	386
504		ARM, 5.139%, 10/01/34	513
709		ARM, 5.224%, 02/01/36	740
524		ARM, 5.248%, 09/01/35	539
515		ARM, 5.821%, 07/01/46	536
415		ARM, 6.173%, 09/01/36	432
		Federal National Mortgage Association, 15 Year, Single Family,
5,558		4.000%, 07/01/18 - 05/01/19	5,664
3,833		4.500%, 05/01/18 - 05/01/19	3,962
2,380		5.000%, 12/01/16 - 04/01/19	2,479
1,162		5.500%, 01/01/20 - 06/01/20	1,221
2,237		6.000%, 02/01/19 - 03/01/21	2,373
357		6.500%, 12/01/10 - 08/01/20	377
2		7.000%, 06/01/10	2
43		7.500%, 10/01/12	46
29		8.000%, 11/01/12	31
		Federal National Mortgage Association, 20 Year, Single Family,
326		6.000%, 04/01/24	345
422		6.500%, 05/01/22	454
		Federal National Mortgage Association, 30 Year FHA/VA,
29		6.000%, 09/01/33	31
59		6.500%, 03/01/29	63
		Federal National Mortgage Association, 30 Year, FHA/VA,
45		8.500%, 08/01/27 - 02/01/30	49
29		9.000%, 09/01/19 - 12/01/30	33
13		9.500%, 12/01/18	14
		Federal National Mortgage Association, 30 Year, Single Family,
323		4.500%, 08/01/33	327
2,144		5.000%, 07/01/33 - 11/01/33	2,204
287		5.500%, 12/01/33	301
605		6.000%, 12/01/32 - 09/01/33	639
121		6.500%, 08/01/31	131
57		7.000%, 07/01/25 - 08/01/32	63
35		7.500%, 11/01/22 - 05/01/25	38
1,103		8.000%, 03/01/21 - 11/01/32	1,199
19		8.500%, 07/01/24 - 06/01/25	20
1		9.000%, 04/01/26	1
7		10.000%, 02/01/24	7
8		12.500%, 01/01/16	9
273		Federal National Mortgage Association, Other, 4.000%, 09/01/13	279
		Government National Mortgage Association II, 30 Year, Single Family,
121		6.000%, 03/20/28	128
25		7.500%, 02/20/28 - 09/20/28	27
69		8.000%, 12/20/25 - 10/20/28	76
38		8.500%, 03/20/25 - 05/20/25	42
		Government National Mortgage Association, 15 Year, Single Family,
75		6.000%, 10/15/17	79
11		7.500%, 02/15/12 - 03/15/12	12
66		8.000%, 10/15/09 - 01/15/16	70
		Government National Mortgage Association, 30 Year, Single Family,
1,214		6.000%, 11/15/28 - 12/15/38	1,271
295		6.500%, 01/15/24 - 02/15/33	315
388		7.000%, 08/15/23 - 06/15/33	422
57		7.500%, 11/15/22 - 06/15/32	62
21		8.000%, 05/15/22 - 08/15/28	23
15		8.500%, 11/15/17	16
23		9.000%, 08/15/16 - 11/15/24	25
498		9.500%, 10/15/09 - 12/15/25	598
18		12.000%, 11/15/19	20

		Total Mortgage Pass-Through Securities (Cost $44,967)	46,552

		Supranational — 0.0% (g)
40		Corp. Andina de Fomento, 5.200%, 05/21/13	39
20		Inter-American Development Bank, 8.400%, 09/01/09	20

		Total Supranational (Cost $61)	59

		U.S. Government Agency Securities — 1.0%
		Federal Home Loan Bank System,
1,998		4.720%, 09/20/12	2,115
202		6.210%, 06/02/09	202
		Federal National Mortgage Association,
678		6.250%, 02/01/11	714
121		6.625%, 11/15/10	131

		Total U.S. Government Agency Securities (Cost $3,021)	3,162

		U.S. Treasury Obligations — 15.5%
		U.S. Treasury Bonds,
350		7.500%, 11/15/16	449
320		8.500%, 02/15/20	451
100		8.750%, 05/15/17	138
100		8.875%, 02/15/19	143
750		9.250%, 02/15/16	1,039
2,355		9.875%, 11/15/15 (m)	3,334
858		12.500%, 08/15/14	879
		U.S. Treasury Bonds Coupon STRIPS,
61		02/15/12	59
2,851		08/15/12	2,695
202		11/15/13	182
800		02/15/14 (m)	709
5,866		05/15/14 (m)	5,150
7,602		08/15/14 (m)	6,606
3,518		11/15/14 (m)	3,027
3,200		02/15/15 (c)	2,732
127		08/15/15	106
7,452		11/15/15 (m)	6,130
5,766		02/15/16 (m)	4,667
1,072		05/15/16	853
2,005		08/15/16 (c)	1,565
200		11/15/16	154
282		02/15/17	214
518		05/15/17 (c)	389
560		08/15/17 (c)	415
1,310		11/15/17	953
		U.S. Treasury Bonds Principal STRIPS,
1,518		11/15/09 (c)	1,515
3,500		02/15/15 (c)	2,997
400		05/15/16	320
100		08/15/17 (c)	74
150		05/15/20	94

		Total U.S. Treasury Obligations (Cost $46,157)	48,039

		Total Long-Term Investments (Cost $298,001)	299,339

SHARES

		Short-Term Investment — 2.7%
		Investment Company — 2.7%
8,343		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.560%, (b) (l) (Cost $8,343)	8,343

PRINCIPAL AMOUNT ($)

		Investments of Cash Collateral for Securities on Loan — 4.2%
		Corporate Notes— 1.9%
2,000		BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	1,970
2,000		General Electric Capital Corp., VAR, 0.400%, 03/12/10	1,963
2,000		Monumental Global Funding III, VAR, 0.711%, 05/24/10 (e)	1,911

			5,844

SHARES

		Investment Company — 2.3%
6,992		JPMorgan Prime Money Market Fund, Capital Shares, 0.570%,(b) (l)	6,992

		Total Investments of Cash Collateral for Securities on Loan (Cost $12,992)	12,836

		Total Investments — 103.6%
		(Cost $319,336)	320,518
		Liabilities in Excess of Other Assets — (3.6)%	(11,025)

		NET ASSETS — 100.0%	$309,493

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2009.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars)

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,541
Aggregate gross unrealized depreciation	(8,359)

Net unrealized appreciation/depreciation	$1,182

Federal income tax cost of investments	$319,336

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 15,335	$ —
Level 2 – Other significant observable inputs	305,183	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 320,518	$ —

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 29, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

July 29, 2009